UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices)     (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Balanced Fund

Quarterly portfolio holdings 1/31/17

Fund's investmentsBalanced Fund

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 62.7%		$1,127,558,783
(Cost $818,786,345)
Consumer discretionary 8.0%		143,174,374
Auto components 0.8%
Delphi Automotive PLC	210,605	14,754,986
Automobiles 0.4%
Ford Motor Company	540,969	6,686,377
Hotels, restaurants and leisure 0.6%
Norwegian Cruise Line Holdings, Ltd. (I)	246,384	11,580,048
Household durables 0.5%
Lennar Corp., Class A	221,675	9,897,789
Internet and direct marketing retail 2.1%
Amazon.com, Inc. (I)	44,797	36,889,434
Media 2.2%
Comcast Corp., Class A	153,407	11,569,956
Lions Gate Entertainment Corp., Class A (L)	240,709	6,925,198
Lions Gate Entertainment Corp., Class B (I)	240,709	6,448,594
Twenty-First Century Fox, Inc., Class B	461,720	14,317,937
Specialty retail 1.3%
Lowe's Companies, Inc.	308,924	22,576,166
Textiles, apparel and luxury goods 0.1%
Michael Kors Holdings, Ltd. (I)	35,690	1,527,889
Consumer staples 6.2%		111,919,299
Beverages 0.7%
PepsiCo, Inc.	116,273	12,066,812
Food and staples retailing 1.9%
CVS Health Corp.	265,891	20,954,870
Wal-Mart Stores, Inc.	215,006	14,349,500
Food products 0.8%
Mondelez International, Inc., Class A	310,432	13,745,929
Household products 0.9%
The Procter & Gamble Company	190,371	16,676,500
Tobacco 1.9%
Altria Group, Inc.	287,715	20,479,554
Philip Morris International, Inc.	141,955	13,646,134
Energy 4.9%		88,178,579
Energy equipment and services 1.1%
Schlumberger, Ltd.	231,949	19,416,451
Oil, gas and consumable fuels 3.8%
ConocoPhillips	159,294	7,767,175
Devon Energy Corp.	229,256	10,440,318
Exxon Mobil Corp.	174,939	14,675,633
Kinder Morgan, Inc.	537,721	12,012,687
Range Resources Corp.	243,425	7,872,365
Suncor Energy, Inc.	515,269	15,993,950
Financials 11.0%		198,573,899
Banks 4.5%
Citigroup, Inc.	321,590	17,954,370

2SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Shares	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co.	472,802	$40,013,233
SVB Financial Group (I)	72,387	12,467,213
U.S. Bancorp	197,942	10,421,646
Capital markets 2.2%
Ares Capital Corp.	404,015	6,827,854
BlackRock, Inc.	28,110	10,512,578
The Charles Schwab Corp.	284,735	11,742,471
The Goldman Sachs Group, Inc.	47,825	10,967,229
Consumer finance 1.8%
Discover Financial Services	337,621	23,390,383
Santander Consumer USA Holdings, Inc. (I)	398,509	5,268,289
Synchrony Financial	126,563	4,533,487
Diversified financial services 1.2%
Berkshire Hathaway, Inc., Class B (I)	133,522	21,916,301
Insurance 0.9%
MetLife, Inc.	297,645	16,194,864
Mortgage real estate investment trusts 0.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	348,139	6,363,981
Health care 7.7%		138,913,391
Biotechnology 1.8%
Amgen, Inc.	80,504	12,613,367
Biogen, Inc. (I)	27,560	7,640,734
Gilead Sciences, Inc.	172,996	12,533,560
Health care equipment and supplies 1.8%
Danaher Corp.	174,884	14,676,265
Medtronic PLC	147,085	11,181,402
Stryker Corp.	49,912	6,165,629
Health care providers and services 0.7%
Cardinal Health, Inc.	84,077	6,302,412
Express Scripts Holding Company (I)	84,282	5,805,344
Pharmaceuticals 3.4%
Bristol-Myers Squibb Company	30,074	1,478,438
Eli Lilly & Company	108,226	8,336,649
Johnson & Johnson	98,019	11,100,652
Novartis AG, ADR	74,938	5,539,417
Pfizer, Inc.	997,700	31,657,021
Sanofi, ADR	95,206	3,882,501
Industrials 5.9%		105,402,932
Aerospace and defense 1.8%
The Boeing Company	73,616	12,030,327
United Technologies Corp.	189,710	20,805,496
Air freight and logistics 0.5%
United Parcel Service, Inc., Class B	75,069	8,192,280
Building products 0.8%
Johnson Controls International PLC	333,767	14,679,034
Industrial conglomerates 1.5%
General Electric Company	513,461	15,249,792
Honeywell International, Inc.	92,058	10,892,303

SEE NOTES TO FUND'S INVESTMENTS3

Balanced Fund

	Shares	Value
Industrials (continued)
Machinery 0.7%
Fortive Corp.	77,341	$4,277,731
Stanley Black & Decker, Inc.	72,185	8,950,940
Professional services 0.6%
Nielsen Holdings PLC	252,384	10,325,029
Information technology 12.7%		228,079,251
Communications equipment 1.0%
Cisco Systems, Inc.	571,044	17,542,472
Electronic equipment, instruments and components 0.8%
TE Connectivity, Ltd.	195,017	14,499,514
Internet software and services 3.8%
Alphabet, Inc., Class A (I)	44,241	36,286,026
Alphabet, Inc., Class C (I)	16,778	13,368,543
Facebook, Inc., Class A (I)	149,143	19,436,316
IT services 0.6%
PayPal Holdings, Inc. (I)	256,680	10,210,730
Semiconductors and semiconductor equipment 1.4%
Applied Materials, Inc.	616,631	21,119,612
QUALCOMM, Inc.	66,757	3,566,827
Software 2.1%
Microsoft Corp.	386,663	24,997,763
Oracle Corp.	204,526	8,203,538
salesforce.com, Inc. (I)	70,825	5,602,258
Technology hardware, storage and peripherals 3.0%
Apple, Inc.	332,955	40,404,089
Seagate Technology PLC	284,420	12,841,563
Materials 0.9%		15,082,508
Chemicals 0.9%
Eastman Chemical Company	194,613	15,082,508
Real estate 2.0%		36,653,464
Equity real estate investment trusts 2.0%
American Tower Corp.	88,003	9,108,311
Digital Realty Trust, Inc.	84,061	9,047,485
Park Hotels & Resorts, Inc.	183,110	4,969,605
Spirit Realty Capital, Inc.	419,121	4,409,153
Weyerhaeuser Company	291,060	9,118,910
Telecommunication services 1.9%		34,791,007
Diversified telecommunication services 1.9%
CenturyLink, Inc.	347,851	8,995,427
Verizon Communications, Inc.	526,333	25,795,580
Utilities 1.5%		26,790,079
Electric utilities 1.5%
PPL Corp.	768,946	26,790,079

4SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

				Shares	Value
Preferred securities 0.2%					$4,070,933
(Cost $4,065,733)
Financials 0.1%					1,763,731
Banks 0.1%
GMAC Capital Trust I, 6.691% (P)				26,792	688,554
Regions Financial Corp., 6.375%				19,025	485,899
Wells Fargo & Company, Series L, 7.500%				150	180,158
Capital markets 0.0%
The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)				15,975	409,120
Utilities 0.1%					2,307,202
Electric utilities 0.0%
Exelon Corp., 6.500%				6,300	312,291
Multi-utilities 0.1%
Dominion Resources, Inc., 6.750%				28,875	1,465,406
DTE Energy Company, 6.500%				9,985	529,505
	Rate (%	)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 10.2%					$184,024,858
(Cost $183,054,875)
U.S. Government 4.3%					78,242,331
U.S. Treasury
Bond	2.250		08-15-46	35,993,000	30,276,304
Bond	2.750		11-15-42	15,640,000	14,814,630
Note	0.875		09-15-19	4,100,000	4,045,708
Note	2.000		11-15-26	20,739,000	19,928,064
Treasury Inflation Protected Security	0.375		07-15-25	5,969,397	6,002,139
Treasury Inflation Protected Security	0.375		01-15-27	3,182,452	3,175,486
U.S. Government Agency 5.9%					105,782,527
Federal Home Loan Mortgage Corp.
15 Year Pass Thru	2.500		09-01-27	644,640	653,025
30 Year Pass Thru	3.000		03-01-43	1,063,373	1,061,346
30 Year Pass Thru	3.000		10-01-46	15,306,137	15,171,738
30 Year Pass Thru	4.500		03-01-41	2,614,331	2,842,400
30 Year Pass Thru	5.500		11-01-39	1,779,481	2,024,929
Federal National Mortgage Association
15 Year Pass Thru	3.000		07-01-27	707,973	729,571
15 Year Pass Thru	3.500		02-01-26	125,150	130,650
15 Year Pass Thru	3.500		03-01-26	455,506	475,524
30 Year Pass Thru	3.000		09-01-42	2,452,677	2,437,751
30 Year Pass Thru	3.000		02-01-43	645,622	642,298
30 Year Pass Thru	3.000		03-01-43	252,492	251,863
30 Year Pass Thru	3.000		05-01-43	383,919	382,843
30 Year Pass Thru	3.500		06-01-42	5,784,812	5,939,267
30 Year Pass Thru	3.500		06-01-43	10,825,401	11,122,898
30 Year Pass Thru	3.500		12-01-44	10,940,720	14,528,543
30 Year Pass Thru	3.500		04-01-45	1,963,525	2,835,164
30 Year Pass Thru	4.000		01-01-41	2,655,873	2,799,487
30 Year Pass Thru	4.000		09-01-41	1,816,860	1,914,254
30 Year Pass Thru	4.000		10-01-41	10,476,653	11,043,170
30 Year Pass Thru	4.000		01-01-42	3,346,152	3,525,524
30 Year Pass Thru	4.000		04-01-46	6,009,079	6,345,282
30 Year Pass Thru	4.500		11-01-39	3,658,305	3,952,726

SEE NOTES TO FUND'S INVESTMENTS5

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Year Pass Thru	4.500		09-01-40	1,874,831	$2,022,789
30 Year Pass Thru	4.500		05-01-41	1,203,400	1,298,369
30 Year Pass Thru	4.500		07-01-41	3,633,012	3,917,450
30 Year Pass Thru	4.500		01-01-43	1,494,095	1,611,071
30 Year Pass Thru	5.000		03-01-41	1,973,130	2,167,055
30 Year Pass Thru	5.000		04-01-41	2,340,537	2,565,086
30 Year Pass Thru	5.500		11-01-39	942,289	1,055,550
30 Year Pass Thru	6.500		01-01-39	284,109	325,870
30 Year Pass Thru	7.000		06-01-32	1,159	1,361
30 Year Pass Thru	7.500		04-01-31	3,053	3,617
30 Year Pass Thru	8.000		01-01-31	2,719	3,259
Government National Mortgage Association 30 Year Pass Thru	9.000		04-15-21	718	797
Foreign government obligations 0.2%					$2,624,856
(Cost $2,504,870)
Argentina 0.2%					2,624,856
City of Buenos Aires Bond (S)	7.500		06-01-27	400,000	407,000
Provincia de Buenos Aires Bond (S)	7.875		06-15-27	750,000	747,150
Republic of Argentina
Bond (S)	6.875		01-26-27	340,000	336,260
Bond (S)	7.500		04-22-26	725,000	757,263
Bond	8.280		12-31-33	357,520	377,183
Corporate bonds 16.7%					$300,643,778
(Cost $299,160,491)
Consumer discretionary 2.1%					37,194,830
Auto components 0.2%
Delphi Automotive PLC	4.250		01-15-26	900,000	926,956
Lear Corp.	5.250		01-15-25	560,000	594,216
Nemak SAB de CV (S)	5.500		02-28-23	744,000	731,873
ZF North America Capital, Inc. (S)	4.750		04-29-25	540,000	549,018
Automobiles 0.5%
American Honda Finance Corp.	1.700		02-22-19	1,070,000	1,067,804
Ford Motor Company	4.750		01-15-43	550,000	514,520
Ford Motor Credit Company LLC	2.551		10-05-18	630,000	633,641
Ford Motor Credit Company LLC	5.875		08-02-21	1,730,000	1,921,615
General Motors Company	4.875		10-02-23	1,530,000	1,622,216
General Motors Company	6.250		10-02-43	910,000	1,009,263
General Motors Financial Company, Inc.	3.450		04-10-22	800,000	798,548
General Motors Financial Company, Inc.	4.000		01-15-25	1,175,000	1,160,028
General Motors Financial Company, Inc.	5.250		03-01-26	605,000	639,711
Diversified consumer services 0.0%
Service Corp. International	5.375		05-15-24	600,000	628,500
Hotels, restaurants and leisure 0.2%
CCM Merger, Inc. (S)	9.125		05-01-19	364,000	376,806
Chester Downs & Marina LLC (S)	9.250		02-01-20	500,000	500,000
Eldorado Resorts, Inc.	7.000		08-01-23	265,000	282,225
GLP Capital LP	5.375		04-15-26	560,000	583,100
Hilton Grand Vacations Borrower LLC (S)	6.125		12-01-24	340,000	355,300
International Game Technology PLC (S)	6.500		02-15-25	570,000	615,600

6SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Jacobs Entertainment, Inc. (S)	7.875		02-01-24	145,000	$148,988
Mohegan Tribal Gaming Authority (S)	7.875		10-15-24	675,000	707,063
Household durables 0.1%
Newell Brands, Inc.	2.150		10-15-18	396,000	398,028
Newell Brands, Inc.	4.200		04-01-26	850,000	880,419
Internet and direct marketing retail 0.2%
Expedia, Inc.	5.000		02-15-26	1,415,000	1,487,622
QVC, Inc.	4.375		03-15-23	900,000	907,019
QVC, Inc.	5.125		07-02-22	580,000	605,171
QVC, Inc.	5.450		08-15-34	630,000	575,422
Leisure products 0.0%
Vista Outdoor, Inc.	5.875		10-01-23	550,000	572,688
Media 0.7%
Altice Financing SA (S)	6.500		01-15-22	225,000	234,844
Altice Financing SA (S)	6.625		02-15-23	325,000	339,422
Cengage Learning, Inc. (S)	9.500		06-15-24	560,000	476,000
Charter Communications Operating LLC	6.484		10-23-45	790,000	898,087
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	621,000	648,324
Lions Gate Entertainment Corp. (S)	5.875		11-01-24	318,000	323,565
MDC Partners, Inc. (S)	6.500		05-01-24	585,000	508,950
Midcontinent Communications (S)	6.875		08-15-23	545,000	585,194
Myriad International Holdings BV (S)	5.500		07-21-25	915,000	932,989
Omnicom Group, Inc.	3.600		04-15-26	715,000	708,566
Sinclair Television Group, Inc. (S)	5.625		08-01-24	640,000	651,200
Sirius XM Radio, Inc. (S)	5.250		08-15-22	600,000	624,000
Sirius XM Radio, Inc. (S)	5.375		04-15-25	580,000	592,325
Sirius XM Radio, Inc. (S)	5.375		07-15-26	760,000	772,350
Time Warner Cable LLC	8.250		04-01-19	730,000	817,830
Time Warner, Inc.	3.800		02-15-27	830,000	809,501
Viacom, Inc.	4.375		03-15-43	1,740,000	1,425,458
WMG Acquisition Corp. (S)	4.875		11-01-24	360,000	357,552
WMG Acquisition Corp. (S)	6.750		04-15-22	775,000	815,688
Specialty retail 0.2%
AutoNation, Inc.	4.500		10-01-25	545,000	555,337
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19	670,000	635,663
L Brands, Inc.	6.625		04-01-21	1,050,000	1,152,375
L Brands, Inc.	6.875		11-01-35	550,000	536,250
Consumer staples 0.8%					15,270,754
Beverages 0.2%
Anheuser-Busch InBev Finance, Inc.	4.900		02-01-46	2,170,000	2,323,619
Constellation Brands, Inc.	4.750		11-15-24	275,000	293,810
Molson Coors Brewing Company	1.450		07-15-19	620,000	611,561
Molson Coors Brewing Company	3.000		07-15-26	755,000	710,143
Food and staples retailing 0.3%
CVS Health Corp.	2.875		06-01-26	545,000	516,626
CVS Health Corp.	5.125		07-20-45	950,000	1,041,882
SUPERVALU, Inc.	7.750		11-15-22	650,000	632,125
Tops Holding II Corp.	8.750		06-15-18	209,000	186,010
Tops Holding LLC (S)	8.000		06-15-22	915,000	725,138

SEE NOTES TO FUND'S INVESTMENTS7

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples (continued)
Food and staples retailing (continued)
Walgreens Boots Alliance, Inc.	1.750		05-30-18	995,000	$997,058
Whole Foods Market, Inc.	5.200		12-03-25	1,140,000	1,209,752
Food products 0.2%
Bunge, Ltd. Finance Corp.	8.500		06-15-19	500,000	571,126
Kraft Heinz Foods Company	2.000		07-02-18	1,000,000	1,001,652
Kraft Heinz Foods Company (S)	4.875		02-15-25	525,000	561,833
Kraft Heinz Foods Company	5.200		07-15-45	870,000	913,936
Lamb Weston Holdings, Inc. (S)	4.625		11-01-24	100,000	100,250
Lamb Weston Holdings, Inc. (S)	4.875		11-01-26	100,000	100,125
Mondelez International Holdings Netherlands BV (S)	1.625		10-28-19	850,000	837,024
Post Holdings, Inc. (S)	7.750		03-15-24	520,000	575,578
Personal products 0.1%
Revlon Consumer Products Corp.	5.750		02-15-21	575,000	577,156
Revlon Consumer Products Corp.	6.250		08-01-24	460,000	476,100
Tobacco 0.0%
Vector Group, Ltd. (S)	6.125		02-01-25	300,000	308,250
Energy 1.8%					32,622,181
Energy equipment and services 0.0%
Antero Midstream Partners LP (S)	5.375		09-15-24	610,000	623,725
Oil, gas and consumable fuels 1.8%
Boardwalk Pipelines LP	4.450		07-15-27	297,000	296,478
Cenovus Energy, Inc.	4.450		09-15-42	745,000	657,404
Cheniere Corpus Christi Holdings LLC (S)	5.875		03-31-25	365,000	385,988
Cimarex Energy Company	4.375		06-01-24	540,000	564,163
Colorado Interstate Gas Company LLC (S)	4.150		08-15-26	487,000	471,980
Columbia Pipeline Group, Inc.	4.500		06-01-25	1,025,000	1,081,856
Continental Resources, Inc.	5.000		09-15-22	1,343,000	1,373,218
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850		05-21-43	585,000	525,038
DCP Midstream Operating LP	2.700		04-01-19	600,000	592,500
DCP Midstream Operating LP	3.875		03-15-23	635,000	612,775
DCP Midstream Operating LP (S)	9.750		03-15-19	835,000	943,550
Enbridge Energy Partners LP	4.375		10-15-20	555,000	586,143
Enbridge, Inc.	4.250		12-01-26	655,000	673,994
Energy Transfer Partners LP	4.200		04-15-27	359,000	356,176
Energy Transfer Partners LP	5.150		03-15-45	665,000	645,832
Energy Transfer Partners LP	9.700		03-15-19	483,000	554,317
EnLink Midstream Partners LP	4.850		07-15-26	700,000	720,005
Enterprise Products Operating LLC (P)	4.593		08-01-66	690,000	672,819
Gulfport Energy Corp. (S)	6.000		10-15-24	170,000	173,188
Kerr-McGee Corp.	6.950		07-01-24	530,000	634,876
Kinder Morgan Energy Partners LP	7.750		03-15-32	525,000	656,552
Kinder Morgan, Inc.	4.300		06-01-25	475,000	488,263
Kinder Morgan, Inc.	5.550		06-01-45	1,075,000	1,134,686
Lukoil International Finance BV (S)	3.416		04-24-18	700,000	708,050
MPLX LP	4.000		02-15-25	535,000	530,367
MPLX LP	4.875		12-01-24	1,199,000	1,257,783
MPLX LP	4.875		06-01-25	235,000	246,793
Newfield Exploration Company	5.625		07-01-24	110,000	115,775
Newfield Exploration Company	5.750		01-30-22	240,000	255,600
Occidental Petroleum Corp.	3.400		04-15-26	720,000	719,878

8SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petrobras Global Finance BV	5.625		05-20-43	970,000	$764,166
Petrobras Global Finance BV	7.375		01-17-27	570,000	593,199
Petroleos Mexicanos	4.875		01-24-22	710,000	712,698
Petroleos Mexicanos (S)	5.375		03-13-22	260,000	265,330
Regency Energy Partners LP	5.000		10-01-22	150,000	161,371
Regency Energy Partners LP	5.500		04-15-23	1,060,000	1,102,866
Regency Energy Partners LP	5.875		03-01-22	230,000	255,072
Resolute Energy Corp.	8.500		05-01-20	330,000	336,600
Shell International Finance BV	4.375		05-11-45	1,550,000	1,576,004
Summit Midstream Holdings LLC	7.500		07-01-21	585,000	615,713
Sunoco Logistics Partners Operations LP	3.900		07-15-26	1,310,000	1,280,740
Sunoco Logistics Partners Operations LP	4.400		04-01-21	775,000	820,765
Tallgrass Energy Partners LP (S)	5.500		09-15-24	210,000	213,150
Teekay Offshore Partners LP	6.000		07-30-19	945,000	850,500
Tesoro Logistics LP	5.250		01-15-25	300,000	312,750
Tesoro Logistics LP	6.125		10-15-21	825,000	863,156
Tesoro Logistics LP	6.375		05-01-24	560,000	608,300
Williams Partners LP	4.875		05-15-23	600,000	618,832
Williams Partners LP	4.875		03-15-24	1,365,000	1,411,197
Financials 5.2%					94,205,141
Banks 2.7%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (Q)(S)	6.750		06-15-26	330,000	350,142
Bank of America Corp.	3.950		04-21-25	625,000	620,026
Bank of America Corp.	4.200		08-26-24	600,000	609,479
Bank of America Corp.	4.250		10-22-26	660,000	664,670
Bank of America Corp.	4.450		03-03-26	1,160,000	1,183,781
Bank of America Corp.	6.875		04-25-18	1,150,000	1,218,471
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR + 3.705%) (Q)	6.250		09-05-24	810,000	845,640
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (Q)	6.300		03-10-26	440,000	470,800
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000		01-30-18	795,000	820,838
BankUnited, Inc.	4.875		11-17-25	900,000	895,820
Barclays Bank PLC (S)	10.179		06-12-21	665,000	832,718
Barclays PLC	4.375		01-12-26	670,000	673,034
BPCE SA (S)	4.500		03-15-25	730,000	713,190
BPCE SA (S)	5.700		10-22-23	900,000	961,307
Branch Banking & Trust Company	2.100		01-15-20	1,695,000	1,694,993
Citigroup, Inc.	4.600		03-09-26	935,000	959,374
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (Q)	6.250		08-15-26	1,080,000	1,140,750
Commerzbank AG (S)	8.125		09-19-23	1,025,000	1,176,188
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19	784,000	918,260
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (Q)(S)	6.625		09-23-19	590,000	580,413
Credit Agricole SA (7.875% to 1-23-24, then 5 year U.S. Swap Rate + 4.898%) (Q)(S)	7.875		01-23-24	855,000	870,742
Credit Agricole SA (8.125% to 9-19-18, then 5 year U.S. Swap Rate + 6.283%) (S)	8.125		09-19-33	620,000	670,012
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23	635,000	606,743
HBOS PLC (S)	6.750		05-21-18	1,218,000	1,283,134
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (Q)	6.375		09-17-24	255,000	252,769
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (Q)	6.875		06-01-21	1,700,000	1,805,454
ING Bank NV (S)	5.800		09-25-23	895,000	991,901
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500		04-16-25	210,000	203,438
JPMorgan Chase & Co.	3.200		06-15-26	985,000	952,864

SEE NOTES TO FUND'S INVESTMENTS9

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co.	4.625		05-10-21	1,755,000	$1,890,769
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300		05-01-20	950,000	976,125
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24	1,065,000	1,165,547
Lloyds Banking Group PLC	4.650		03-24-26	1,965,000	1,979,938
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500		06-27-24	550,000	570,510
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (Q)	5.125		11-01-26	765,000	747,941
Manufacturers & Traders Trust Company (P)	1.571		12-01-21	810,000	793,800
Popular, Inc.	7.000		07-01-19	560,000	585,200
Royal Bank of Scotland Group PLC	4.800		04-05-26	545,000	545,612
Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (Q)	8.000		08-10-25	450,000	441,563
Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (Q)	8.625		08-15-21	390,000	402,675
Santander Holdings USA, Inc.	2.700		05-24-19	1,325,000	1,328,146
Santander UK Group Holdings PLC (S)	4.750		09-15-25	700,000	689,570
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (Q)(S)	7.375		09-13-21	700,000	701,295
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (Q)(S)	8.000		09-29-25	800,000	806,000
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18	525,000	545,344
Standard Chartered PLC (S)	2.100		08-19-19	1,555,000	1,539,556
Sumitomo Mitsui Banking Corp.	2.450		01-10-19	1,115,000	1,123,239
Synovus Financial Corp.	7.875		02-15-19	500,000	552,000
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850		06-01-23	615,000	608,850
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750		08-01-21	815,000	895,481
US Bank NA	2.000		01-24-20	1,000,000	1,000,338
Wells Fargo & Company	4.650		11-04-44	560,000	560,972
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875		06-15-25	2,075,000	2,205,984
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980		03-15-18	932,000	978,600
Capital markets 1.0%
Ares Capital Corp.	3.875		01-15-20	755,000	769,009
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (Q)(S)	7.500		12-11-23	450,000	476,037
FS Investment Corp.	4.000		07-15-19	780,000	786,600
FS Investment Corp.	4.250		01-15-20	640,000	644,049
Jefferies Group LLC	4.850		01-15-27	983,000	980,069
Jefferies Group LLC	6.875		04-15-21	1,040,000	1,182,203
Jefferies Group LLC	8.500		07-15-19	495,000	562,324
Macquarie Bank, Ltd. (S)	4.875		06-10-25	960,000	975,970
Morgan Stanley	2.450		02-01-19	560,000	564,110
Morgan Stanley	3.875		01-27-26	935,000	940,750
Morgan Stanley	5.500		01-26-20	1,000,000	1,085,692
Morgan Stanley	7.300		05-13-19	1,660,000	1,843,822
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20	600,000	615,750
S&P Global, Inc.	4.000		06-15-25	1,070,000	1,101,366
S&P Global, Inc.	4.400		02-15-26	650,000	681,360
Stifel Financial Corp.	4.250		07-18-24	660,000	657,830
The Bear Stearns Companies LLC	7.250		02-01-18	610,000	642,903
The Goldman Sachs Group, Inc.	2.000		04-25-19	585,000	583,292
The Goldman Sachs Group, Inc.	2.300		12-13-19	2,085,000	2,082,692
The Goldman Sachs Group, Inc.	3.750		05-22-25	720,000	723,010
The Goldman Sachs Group, Inc.	4.750		10-21-45	535,000	554,510
Consumer finance 0.6%
Ally Financial, Inc.	3.250		11-05-18	595,000	599,463
Ally Financial, Inc.	5.125		09-30-24	1,365,000	1,402,538
Capital One Financial Corp.	2.450		04-24-19	620,000	624,892

10SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Capital One Financial Corp.	3.750		07-28-26	1,195,000	$1,154,737
Capital One Financial Corp.	4.200		10-29-25	955,000	960,488
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (Q)	5.550		06-01-20	590,000	601,729
Capital One NA	2.350		08-17-18	570,000	573,315
Credit Acceptance Corp.	6.125		02-15-21	590,000	598,850
Credito Real SAB de CV SOFOM ER (S)	7.500		03-13-19	590,000	609,175
Discover Bank	2.600		11-13-18	1,100,000	1,110,330
Discover Financial Services	3.950		11-06-24	1,315,000	1,305,240
Enova International, Inc.	9.750		06-01-21	765,000	774,563
Diversified financial services 0.2%
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125		11-30-21	286,039	297,481
Flagstar Bancorp, Inc.	6.125		07-15-21	525,000	560,025
Leucadia National Corp.	5.500		10-18-23	945,000	1,004,863
NewStar Financial, Inc.	7.250		05-01-20	570,000	574,275
Radiate Holdco LLC (S)	6.625		02-15-25	630,000	628,425
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650		05-15-53	984,000	988,920
Insurance 0.5%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	785,000	835,268
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379		12-14-36	400,000	430,248
CNO Financial Group, Inc.	5.250		05-30-25	945,000	951,226
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR +3.576%) (S)	7.800		03-07-87	1,011,000	1,155,068
MetLife, Inc.	6.400		12-15-66	660,000	716,100
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100		10-16-44	705,000	726,221
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200		03-15-44	560,000	564,900
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42	518,000	552,965
Teachers Insurance & Annuity Association of America (S)	6.850		12-16-39	925,000	1,207,440
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125		06-15-68	995,000	1,064,650
Thrifts and mortgage finance 0.2%
MGIC Investment Corp.	5.750		08-15-23	202,000	211,090
Nationstar Mortgage LLC	6.500		07-01-21	645,000	657,094
Nationstar Mortgage LLC	7.875		10-01-20	595,000	618,800
Nationstar Mortgage LLC	9.625		05-01-19	545,000	567,481
Quicken Loans, Inc. (S)	5.750		05-01-25	1,215,000	1,169,438
Radian Group, Inc.	5.250		06-15-20	370,000	386,650
Radian Group, Inc.	7.000		03-15-21	610,000	675,575
Stearns Holdings LLC (S)	9.375		08-15-20	289,000	290,264
Health care 1.0%					18,306,997
Biotechnology 0.2%
AbbVie, Inc.	3.600		05-14-25	885,000	873,163
Amgen, Inc.	4.400		05-01-45	407,000	386,612
Shire Acquisitions Investments Ireland DAC	1.900		09-23-19	1,025,000	1,012,733
Shire Acquisitions Investments Ireland DAC	3.200		09-23-26	1,540,000	1,445,875
Health care equipment and supplies 0.1%
Medtronic, Inc.	4.625		03-15-45	875,000	931,383
Tennessee Merger Sub, Inc. (S)	6.375		02-01-25	130,000	127,075
Zimmer Biomet Holdings, Inc.	3.550		04-01-25	775,000	756,558
Health care providers and services 0.5%
Community Health Systems, Inc.	5.125		08-01-21	600,000	565,500
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19	275,000	265,719
DaVita, Inc.	5.000		05-01-25	650,000	634,966

SEE NOTES TO FUND'S INVESTMENTS11

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Express Scripts Holding Company	4.500		02-25-26	1,100,000	$1,122,803
Fresenius US Finance II, Inc. (S)	4.500		01-15-23	560,000	576,800
HCA, Inc.	5.250		04-15-25	745,000	784,113
HCA, Inc.	5.250		06-15-26	710,000	740,175
HCA, Inc.	7.500		02-15-22	645,000	734,494
LifePoint Health, Inc. (S)	5.375		05-01-24	630,000	603,225
MEDNAX, Inc. (S)	5.250		12-01-23	565,000	583,363
Molina Healthcare, Inc.	5.375		11-15-22	575,000	593,688
Select Medical Corp.	6.375		06-01-21	805,000	796,950
Universal Health Services, Inc. (S)	4.750		08-01-22	500,000	503,125
Universal Health Services, Inc. (S)	5.000		06-01-26	233,000	231,835
WellCare Health Plans, Inc.	5.750		11-15-20	570,000	587,813
Life sciences tools and services 0.0%
Quintiles IMS, Inc. (S)	4.875		05-15-23	565,000	571,356
Pharmaceuticals 0.2%
Actavis Funding SCS	3.800		03-15-25	635,000	633,744
Mylan NV (C)	2.500		06-07-19	500,000	497,640
Mylan NV (C)	3.950		06-15-26	1,750,000	1,746,289
Industrials 2.1%					37,450,460
Aerospace and defense 0.3%
Arconic, Inc.	5.125		10-01-24	805,000	836,194
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	850,000	887,188
Huntington Ingalls Industries, Inc. (S)	5.000		11-15-25	550,000	573,375
L3 Technologies, Inc.	3.850		12-15-26	250,000	250,613
Lockheed Martin Corp.	2.900		03-01-25	751,000	732,381
Lockheed Martin Corp.	4.700		05-15-46	640,000	688,436
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	2,680,000	1,989,900
Textron, Inc.	7.250		10-01-19	400,000	449,870
Air freight and logistics 0.1%
XPO Logistics, Inc. (S)	6.500		06-15-22	932,000	972,775
Airlines 0.6%
Air Canada 2013-1 Class C Pass Through Trust (S)	6.625		05-15-18	650,000	674,375
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		07-31-19	906,220	947,634
American Airlines 2013-2 Class A Pass Through Trust	4.950		07-15-24	710,105	756,705
American Airlines 2015-1 Class B Pass Through Trust	3.700		11-01-24	900,359	882,352
American Airlines 2016-1 Class A Pass Through Trust	4.100		07-15-29	409,163	414,277
American Airlines 2017-1 Class A Pass Through Trust	4.000		08-15-30	370,000	372,313
American Airlines 2017-1 Class AA Pass Through Trust	3.650		08-15-30	495,000	497,475
British Airways 2013-1 Class A Pass Through Trust (S)	4.625		12-20-25	1,093,741	1,160,733
British Airways 2013-1 Class B Pass Through Trust (S)	5.625		12-20-21	279,031	292,285
Continental Airlines 2007-1 Class A Pass Through Trust	5.983		10-19-23	709,182	778,334
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		07-02-24	330,283	374,871
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300		10-15-20	182,084	192,098
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027		05-01-21	482,976	536,104
United Airlines 2014-2 Class A Pass Through Trust	3.750		03-03-28	1,078,960	1,093,795
United Airlines 2014-2 Class B Pass Through Trust	4.625		03-03-24	669,128	679,165
United Airlines 2016-1 Class A Pass Through Trust	3.450		01-07-30	575,000	569,969
US Airways 2010-1 Class A Pass Through Trust	6.250		10-22-24	561,085	622,805
US Airways 2012-1 Class A Pass Through Trust	5.900		04-01-26	487,483	539,887

12SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Building products 0.2%
Builders FirstSource, Inc. (S)	10.750		08-15-23	380,000	$440,325
Masco Corp.	4.375		04-01-26	555,000	569,774
Masco Corp.	4.450		04-01-25	550,000	567,215
Owens Corning	3.400		08-15-26	905,000	864,087
Owens Corning	4.200		12-15-22	720,000	749,105
Commercial services and supplies 0.1%
LSC Communications, Inc. (S)	8.750		10-15-23	450,000	473,625
Prime Security Services Borrower LLC (S)	9.250		05-15-23	550,000	596,063
Ritchie Bros Auctioneers, Inc. (S)	5.375		01-15-25	120,000	122,250
Tervita Escrow Corp. (S)	7.625		12-01-21	120,000	124,500
Construction and engineering 0.1%
Engility Corp. (S)	8.875		09-01-24	91,000	97,370
Tutor Perini Corp.	7.625		11-01-18	985,000	992,388
Electrical equipment 0.1%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (S)	6.500		06-15-45	730,000	751,900
Cortes NP Acquisition Corp. (S)	9.250		10-15-24	260,000	274,786
EnerSys (S)	5.000		04-30-23	200,000	203,500
Industrial conglomerates 0.1%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000		01-21-21	1,516,000	1,571,713
Machinery 0.0%
SPL Logistics Escrow LLC (S)	8.875		08-01-20	469,000	403,340
Professional services 0.1%
IHS Markit, Ltd. (S)	5.000		11-01-22	380,000	393,775
Verisk Analytics, Inc.	4.000		06-15-25	1,340,000	1,359,072
Trading companies and distributors 0.4%
AerCap Ireland Capital, Ltd.	4.625		10-30-20	960,000	1,009,776
Ahern Rentals, Inc. (S)	7.375		05-15-23	700,000	654,063
Air Lease Corp.	3.000		09-15-23	576,000	558,755
Air Lease Corp.	3.375		01-15-19	355,000	362,358
Air Lease Corp.	3.875		04-01-21	550,000	569,250
Air Lease Corp.	5.625		04-01-17	345,000	347,156
Aircastle, Ltd.	5.500		02-15-22	415,000	435,709
Aircastle, Ltd.	6.250		12-01-19	390,000	423,150
Aircastle, Ltd.	7.625		04-15-20	250,000	282,500
Ashtead Capital, Inc. (S)	5.625		10-01-24	275,000	288,750
International Lease Finance Corp.	5.875		04-01-19	510,000	543,782
International Lease Finance Corp. (S)	7.125		09-01-18	555,000	597,014
United Rentals North America, Inc.	5.500		07-15-25	580,000	601,750
United Rentals North America, Inc.	5.750		11-15-24	600,000	633,750
Transportation infrastructure 0.0%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	570,000	585,675
Park Aerospace Holdings, Ltd. (S)	5.500		02-15-24	230,000	236,325
Information technology 1.0%					18,463,432
Electronic equipment, instruments and components 0.2%
Ingram Micro, Inc.	5.450		12-15-24	675,000	669,742
Jabil Circuit, Inc.	4.700		09-15-22	1,170,000	1,210,950
Tech Data Corp.	4.950		02-15-27	1,260,000	1,255,894
Zebra Technologies Corp.	7.250		10-15-22	525,000	565,688

SEE NOTES TO FUND'S INVESTMENTS13

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Information technology (continued)
Internet software and services 0.1%
eBay, Inc.	2.500		03-09-18	545,000	$549,851
Match Group, Inc.	6.375		06-01-24	565,000	605,963
VeriSign, Inc.	5.250		04-01-25	565,000	582,656
IT services 0.1%
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	500,000	460,000
Visa, Inc.	3.150		12-14-25	1,125,000	1,122,220
Visa, Inc.	4.300		12-14-45	804,000	832,096
Semiconductors and semiconductor equipment 0.1%
Micron Technology, Inc.	5.875		02-15-22	680,000	706,772
Micron Technology, Inc. (S)	7.500		09-15-23	545,000	604,950
NXP BV (S)	4.625		06-01-23	1,315,000	1,390,613
Software 0.3%
Activision Blizzard, Inc. (S)	3.400		09-15-26	800,000	763,607
Activision Blizzard, Inc. (S)	6.125		09-15-23	745,000	810,188
Electronic Arts, Inc.	4.800		03-01-26	1,450,000	1,546,966
Microsoft Corp.	4.450		11-03-45	1,225,000	1,269,834
Open Text Corp. (S)	5.875		06-01-26	575,000	602,313
Technology hardware, storage and peripherals 0.2%
Diamond 1 Finance Corp. (S)	6.020		06-15-26	1,790,000	1,932,504
Diamond 1 Finance Corp. (S)	7.125		06-15-24	180,000	197,074
NCR Corp.	5.875		12-15-21	170,000	177,863
Western Digital Corp. (S)	7.375		04-01-23	550,000	605,688
Materials 0.5%					8,899,777
Chemicals 0.3%
Braskem Finance, Ltd. (S)	7.000		05-07-20	815,000	888,350
Koppers, Inc. (S)	6.000		02-15-25	225,000	232,875
NOVA Chemicals Corp. (S)	5.000		05-01-25	820,000	822,050
Platform Specialty Products Corp. (S)	6.500		02-01-22	1,180,000	1,204,338
Rain CII Carbon LLC (S)	8.250		01-15-21	710,000	717,100
The Chemours Company	6.625		05-15-23	954,000	946,845
Construction materials 0.1%
Cemex SAB de CV (S)	6.125		05-05-25	580,000	598,850
U.S. Concrete, Inc. (S)	6.375		06-01-24	300,000	316,500
Containers and packaging 0.0%
Cascades, Inc. (S)	5.500		07-15-22	496,000	502,820
Metals and mining 0.1%
Commercial Metals Company	7.350		08-15-18	500,000	536,250
Novelis Corp. (S)	5.875		09-30-26	155,000	157,906
Vale Overseas, Ltd.	6.250		08-10-26	538,000	578,350
Vedanta Resources PLC (S)	6.375		07-30-22	535,000	536,338
Paper and forest products 0.0%
Boise Cascade Company (S)	5.625		09-01-24	175,000	178,063
Flex Acquisition Company, Inc. (S)	6.875		01-15-25	110,000	111,829
Norbord, Inc. (S)	6.250		04-15-23	550,000	571,313
Real estate 0.6%					10,884,984
Equity real estate investment trusts 0.6%
American Tower Corp.	3.400		02-15-19	635,000	650,642
American Tower Corp.	4.700		03-15-22	550,000	586,981

14SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Crown Castle Towers LLC (S)	4.883		08-15-40	720,000	$767,071
Crown Castle Towers LLC (S)	6.113		01-15-40	810,000	878,861
Highwoods Realty LP	5.850		03-15-17	925,000	929,653
Iron Mountain, Inc.	5.750		08-15-24	745,000	756,175
Iron Mountain, Inc.	6.000		08-15-23	1,015,000	1,075,900
MPT Operating Partnership LP	6.375		02-15-22	540,000	558,900
Omega Healthcare Investors, Inc.	4.500		01-15-25	580,000	570,413
Omega Healthcare Investors, Inc.	4.950		04-01-24	715,000	727,503
Omega Healthcare Investors, Inc.	5.250		01-15-26	540,000	555,588
Ventas Realty LP	3.500		02-01-25	1,070,000	1,050,797
Ventas Realty LP	3.750		05-01-24	290,000	292,456
VEREIT Operating Partnership LP	4.600		02-06-24	900,000	915,678
Welltower, Inc.	3.750		03-15-23	555,000	568,366
Telecommunication services 0.9%					15,538,584
Diversified telecommunication services 0.6%
AT&T, Inc.	4.750		05-15-46	575,000	525,250
AT&T, Inc.	5.450		03-01-47	1,715,000	1,705,379
Cincinnati Bell, Inc. (S)	7.000		07-15-24	525,000	554,531
Columbus Cable Barbados, Ltd. (S)	7.375		03-30-21	325,000	344,906
CSC Holdings LLC (S)	5.500		04-15-27	360,000	364,950
Frontier Communications Corp.	8.875		09-15-20	600,000	639,000
GCI, Inc.	6.875		04-15-25	570,000	592,800
Sprint Spectrum Company LLC (S)	3.360		03-20-23	615,000	615,769
Telecom Italia Capital SA	7.200		07-18-36	515,000	543,114
Verizon Communications, Inc.	4.400		11-01-34	630,000	600,611
Verizon Communications, Inc.	4.672		03-15-55	637,000	572,529
Verizon Communications, Inc.	4.862		08-21-46	2,000,000	1,923,692
Verizon Communications, Inc.	5.012		08-21-54	555,000	524,115
Wind Acquisition Finance SA (S)	7.375		04-23-21	410,000	426,359
Wireless telecommunication services 0.3%
CC Holdings GS V LLC	3.849		04-15-23	695,000	710,423
Comcel Trust (S)	6.875		02-06-24	285,000	298,538
Digicel Group, Ltd. (S)	8.250		09-30-20	595,000	528,063
Digicel, Ltd. (S)	6.750		03-01-23	640,000	597,600
Millicom International Cellular SA (S)	4.750		05-22-20	665,000	674,776
Millicom International Cellular SA (S)	6.625		10-15-21	450,000	470,250
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24	630,000	592,988
SBA Tower Trust (S)	3.598		04-15-43	590,000	591,981
T-Mobile USA, Inc.	6.125		01-15-22	540,000	571,050
T-Mobile USA, Inc.	6.250		04-01-21	550,000	569,910
Utilities 0.7%					11,806,638
Electric utilities 0.5%
Abengoa Transmision Sur SA (S)	6.875		04-30-43	523,898	536,995
Beaver Valley II Funding Corp.	9.000		06-01-17	6,000	6,000
Broadcom Corp. (S)	2.375		01-15-20	1,130,000	1,127,670
Broadcom Corp. (S)	3.875		01-15-27	1,257,000	1,250,504
Electricite de France SA (S)	3.625		10-13-25	550,000	550,971
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250		01-29-23	605,000	575,506
Emera US Finance LP	3.550		06-15-26	420,000	411,882
Empresa Electrica Angamos SA (S)	4.875		05-25-29	540,000	524,137

SEE NOTES TO FUND'S INVESTMENTS15

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Israel Electric Corp., Ltd. (S)	5.625		06-21-18	620,000	$645,346
Israel Electric Corp., Ltd. (S)	7.250		01-15-19	500,000	541,350
NextEra Energy Capital Holdings, Inc.	2.300		04-01-19	565,000	570,352
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	450,000	495,675
Southern Power Company	1.950		12-15-19	1,035,000	1,028,487
Gas utilities 0.0%
AmeriGas Partners LP	5.500		05-20-25	410,000	420,250
Independent power and renewable electricity producers 0.2%
NRG Energy, Inc.	6.250		05-01-24	1,000,000	1,017,500
NRG Energy, Inc. (S)	6.625		01-15-27	670,000	665,813
NRG Yield Operating LLC	5.375		08-15-24	1,410,000	1,438,200
Capital preferred securities 0.2%					$2,743,118
(Cost $2,791,961)
Financials 0.2%					2,743,118
Banks 0.1%
BAC Capital Trust XIV, Series G (P)(Q)	4.000		02-21-17	804,000	645,210
Sovereign Capital Trust VI	7.908		06-13-36	180,000	180,000
Capital markets 0.0%
State Street Corp. (P)	1.963		06-01-77	795,000	700,395
Insurance 0.1%
MetLife Capital Trust IV (7.875% to 12-15-32 then 3 month LIBOR + 3.960%) (S)	7.875		12-15-67	160,000	199,200
MetLife Capital Trust X (9.250% to 4-8-33 then 3 month LIBOR + 5.540%) (S)	9.250		04-08-68	500,000	692,500
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500		05-09-67	325,000	325,813
Convertible bonds 0.0%					$613,856
(Cost $622,989)
Utilities 0.0%					613,856
Independent power and renewable electricity producers 0.0%
NRG Yield, Inc. (S)	3.250		06-01-20	630,000	613,856
Municipal bonds 0.0%					$724,254
(Cost $729,592)
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A1	1.467		07-01-22	729,727	724,254
Term loans (M) 0.0%					$268,736
(Cost $388,130)
Utilities 0.0%					268,736
Electric utilities 0.0%
ExGen Texas Power LLC	5.750		09-16-21	390,889	268,736
Collateralized mortgage obligations 3.7%					$67,208,892
(Cost $66,823,195)
Commercial and residential 3.4%					61,285,208
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	1.351		08-25-35	260,633	253,715
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	1.196		06-25-45	457,563	439,939
Series 2005-1, Class AHM (P)	3.316		06-25-45	302,705	298,903
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.010		12-13-29	835,000	829,842
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	3.367		09-15-26	560,000	559,411

16SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-200P, Class F (P) (S)	3.596		04-14-33	690,000	$641,302
BBCMS Trust
Series 2015, Class C (P) (S)	2.767		02-15-28	350,000	345,787
Series 2015-MSQ, Class D (P) (S)	3.990		09-15-32	735,000	732,014
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	2.920		03-25-35	315,046	317,728
Series 2005-5, Class A2 (P)	2.820		08-25-35	422,644	421,083
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	1.471		01-25-35	474,900	461,353
Series 2005-5, Class 1A4 (P)	1.331		07-25-35	462,817	441,142
Series 2005-7, Class 11A1 (P)	1.311		08-25-35	634,480	612,945
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.250		10-25-34	286,464	286,632
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (P) (S)	3.634		07-05-33	1,000,000	982,272
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	3.268		08-15-29	990,000	990,001
BWAY Mortgage Trust
Series 2013-1515, Class F (P) (S)	3.927		03-10-33	815,000	774,496
Series 2015-1740, Class D (P) (S)	3.787		01-13-35	580,000	563,084
Series 2015-1740, Class XA IO (S)	0.896		01-13-35	12,045,000	515,767
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	4.457		05-15-29	800,000	784,735
Series 2015-JWRZ, Class GL2 (P) (S)	4.456		05-15-29	800,000	797,748
CD Commercial Mortgage Trust Series 2017-CD3, Class C	4.563		02-10-50	988,000	1,019,507
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA (P) (S)	3.767		12-15-27	749,706	754,166
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (P) (S)	3.786		04-10-28	600,000	565,937
CGGS Commercial Mortgage Trust Series 2016-RNDA, Class DFX (S)	4.387		02-10-33	1,280,000	1,312,513
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank)
Series 2013-CR8, Class XA IO	0.665		06-10-46	10,037,515	238,648
Series 2015-CR27, Class B (P)	4.361		10-10-48	377,000	396,248
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-CR3, Class XA IO	2.075		10-15-45	6,879,232	514,066
Series 2013-300P, Class D (P) (S)	4.394		08-10-30	1,000,000	1,033,639
Series 2013-CR11, Class B (P)	5.161		10-10-46	1,165,000	1,290,722
Series 2013-CR13, Class C (P)	4.751		12-10-23	575,000	597,418
Series 2013-CR6, Class XA IO	1.465		03-10-46	6,783,552	253,200
Series 2013-LC13, Class B (P) (S)	5.009		08-10-46	755,000	823,188
Series 2014-FL4, Class D (P) (S)	3.217		07-13-31	1,190,000	1,171,994
Series 2014-TWC, Class D (P) (S)	3.018		02-13-32	740,000	739,073
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	2.917		08-13-27	1,035,000	1,031,109
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	1.726		08-15-45	3,836,509	275,929
Series 2014-CR15, Class XA IO	1.289		02-10-47	8,559,151	383,106
Series 2014-CR16, Class C (P)	4.905		04-10-47	630,000	647,096
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.850		02-10-34	760,000	750,896
Deutsche Bank Commercial Mortgage Trust Series 2016-C3, Class C (P)	3.495		09-10-49	266,000	252,631

SEE NOTES TO FUND'S INVESTMENTS17

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	1.296		06-25-34	454,030	$434,314
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (P) (S)	3.382		12-15-34	1,060,000	1,069,336
Series 2015-NRF, Class EFX (P) (S)	3.382		12-15-34	695,000	685,232
GMAC Mortgage Loan Trust Series 2004-AR2, Class 3A (P)	3.631		08-19-34	362,693	350,723
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	4.267		05-15-34	969,000	975,052
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.366		05-10-45	10,903,040	831,163
Series 2014-NEW, Class C (S)	3.790		01-10-31	340,000	336,314
Series 2015-590M, Class C (P) (S)	3.805		10-10-35	320,000	319,759
Series 2016-ICE2, Class D (P) (S)	6.517		02-15-33	1,090,000	1,124,800
Series 2016-RENT, Class D (P) (S)	4.067		02-10-29	735,000	745,032
HarborView Mortgage Loan Trust Series 2005-9, Class 2A1C (P)	1.227		06-20-35	598,579	566,634
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.708		07-15-29	660,000	648,649
Hilton USA Trust Series 2016-HHV, Class D (P) (S)	4.194		11-05-38	510,000	484,285
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (P) (S)	4.423		08-05-34	635,000	629,424
Impac Secured Assets CMN Owner Trust Series 2004-4, Class M2 (P)	1.581		02-25-35	605,000	584,480
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.122		07-25-35	10,964,019	640,921
Series 2005-AR8, Class AX2 IO	2.109		05-25-35	13,922,092	801,292
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.667		04-15-47	980,000	997,036
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.431		07-05-32	6,529,100	442,678
Series 2014-FL5, Class C (P) (S)	2.804		07-15-31	1,350,000	1,337,000
Series 2014-INN, Class F (P) (S)	4.768		06-15-29	765,000	749,648
Series 2014-PHH, Class C (P) (S)	2.867		08-15-27	1,110,000	1,109,982
Series 2015-MAR7, Class C (S)	4.490		06-05-32	905,000	881,344
Series 2015-SGP, Class B (P) (S)	3.517		07-15-36	760,000	766,680
Series 2016-JP3, Class C (P)	3.483		08-15-49	562,000	530,728
MASTR Adjustable Rate Mortgages Trust Series 2004-11, Class M2 (P)	1.871		11-25-34	825,000	801,765
MASTR Alternative Loan Trust Series 2005-2, Class 4A3 (P)	1.171		03-25-35	303,895	288,733
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	2.543		10-25-35	654,508	652,826
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.153		02-15-46	370,000	364,565
Series 2014-C18, Class 300D	5.279		08-15-31	510,000	511,942
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (P) (S)	4.295		09-09-32	1,850,000	1,828,390
Series 2015, Class XLF1 C (P) (S)	2.967		08-14-31	905,000	906,689
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	3.368		08-25-34	575,426	571,516
MortgageIT Trust Series 2005-2, Class 1A2 (P)	1.431		05-25-35	316,403	300,640

18SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
MSCG Trust Series 2016-SNR, Class D (S)	6.550		11-15-34	950,000	$925,458
Opteum Mortgage Acceptance Corp. Asset Backed Pass Through Certificates
Series 2005-2, Class M2 (P)	1.221		04-25-35	705,000	665,967
Series 2005-3, Class APT (P)	1.061		07-25-35	419,527	411,450
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	2.101		03-25-44	439,853	428,170
TMSQ Mortgage Trust Series 2011-1500, Class D (P) (S)	3.835		10-10-36	730,000	703,080
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.626		05-10-63	7,025,446	339,802
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947		12-13-29	1,044,000	1,071,638
VNDO Trust Series 2016-350P, Class D (P) (S)	3.903		01-10-35	1,010,000	979,758
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	1.061		12-25-45	461,396	431,807
Series 2005-AR2, Class 2A1B (P)	1.141		01-25-45	210,383	194,335
Series 2005-AR2, Class 2A3 (P)	1.121		01-25-45	331,582	310,001
Series 2005-AR8, Class 2AB2 (P)	1.191		07-25-45	523,810	498,306
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710		03-18-28	1,250,000	1,244,589
Series 2013-BTC, Class E (P) (S)	3.550		04-16-35	900,000	808,225
Series 2015-LC22, Class B (P)	4.540		09-15-58	623,000	668,136
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.095		11-15-45	8,622,762	648,993
Series 2013-C16, Class B (P)	4.982		09-15-46	425,000	464,545
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (P) (S)	3.338		11-15-29	120,514	120,391
U.S. Government Agency 0.3%					5,923,684
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.621		10-25-27	685,000	695,925
Series 2015-DNA1, Class M3 (P)	4.071		10-25-27	250,000	266,758
Series 2016-DNA3, Class M2 (P)	2.771		12-25-28	330,000	335,800
Series 2016-HQA2, Class M2 (P)	3.021		11-25-28	400,000	409,883
Series K017, Class X1 IO	1.368		12-25-21	5,453,763	295,241
Series K022, Class X1 IO	1.267		07-25-22	14,621,944	816,956
Series K709, Class X1 IO	1.516		03-25-19	3,016,425	79,703
Series K710, Class X1 IO	1.758		05-25-19	7,534,349	240,869
Series K711, Class X1 IO	1.691		07-25-19	8,056,045	262,172
Government National Mortgage Association
Series 2012-114, Class IO	0.823		01-16-53	2,817,802	164,597
Series 2016-142, Class IO	0.997		09-16-58	2,990,698	258,570
Series 2016-162, Class IO	0.996		09-16-58	7,808,961	647,660
Series 2016-174, Class IO	0.907		11-16-56	5,088,117	436,025
Series 2016-87, Class IO	1.008		08-16-58	4,120,220	321,333
Series 2017-3, Class IO	0.907		09-16-58	8,565,000	692,192
Asset backed securities 4.6%					$81,758,799
(Cost $81,376,760)
Asset backed securities 4.6%					81,758,799
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	1.446		05-25-35	348,077	338,591

SEE NOTES TO FUND'S INVESTMENTS19

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	1.221		10-25-35	1,335,000	$1,262,952
Ally Auto Receivables Trust
Series 2014-2, Class A4	1.840		01-15-20	1,155,000	1,160,857
Series 2015-1, Class A4	1.750		05-15-20	1,150,000	1,153,448
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	1.241		05-25-35	555,000	534,807
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	1,790,000	1,788,731
Arby's Funding LLC Series 2015-1A, Class A2 (S)	4.969		10-30-45	1,343,000	1,339,269
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.836		01-25-34	236,377	221,564
Series 2004-W6, Class M1 (P)	1.596		05-25-34	124,419	119,450
Bank of the West Auto Trust
Series 2014-1, Class A4 (S)	1.650		03-16-20	1,065,000	1,067,045
Series 2015-1, Class A4 (S)	1.660		09-15-20	1,090,000	1,089,938
BMW Vehicle Owner Trust Series 2016-A, Class A4	1.370		12-27-22	675,000	665,886
Cabela's Credit Card Master Note Trust Series 2016-1, Class A1	1.780		06-15-22	2,182,500	2,178,368
California Republic Auto Receivables Trust
Series 2014-4, Class A4	1.840		06-15-20	540,000	541,215
Series 2015-2, Class A4	1.750		01-15-21	950,000	949,660
Series 2016-2, Class A4	1.830		12-15-21	500,000	496,899
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5	1.600		05-17-21	965,000	966,567
Series 2016-A3, Class A3	1.340		04-15-22	1,620,000	1,605,212
CarMax Auto Owner Trust
Series 2015-2, Class A4	1.800		03-15-21	535,000	534,667
Series 2016-1, Class A4	1.880		06-15-21	600,000	597,730
Series 2016-2, Class A4	1.680		09-15-21	680,000	674,019
Chase Issuance Trust
Series 2015-A5, Class A5	1.360		04-15-20	2,500,000	2,499,176
Series 2016-A2, Class A	1.370		06-15-21	1,495,000	1,482,739
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A4 (S)	1.870		02-15-22	525,000	518,220
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1	1.750		11-19-21	2,410,000	2,390,711
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	1,270,548	1,261,510
CNH Equipment Trust
Series 2015-C, Class A3	1.660		11-16-20	1,355,000	1,357,274
Series 2016-B, Class A3	1.630		08-15-21	640,000	637,443
Countrywide Asset-Backed Certificates Trust Series 2004-10, Class AF5B	5.033		02-25-35	461,189	462,633
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	1.176		07-25-35	248,057	244,047
CSMC Trust Series 2006-CF2, Class M1 (P) (S)	1.241		05-25-36	361,945	358,504
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	1,257,600	1,269,742
Discover Card Execution Note Trust Series 2016-A1, Class A1	1.640		07-15-21	2,365,000	2,365,716
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	938,125	892,532

20SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (P)	1.746		12-25-34	419,953	$402,303
Ford Credit Auto Owner Trust
Series 2014-1, Class B (S)	2.410		11-15-25	590,000	589,205
Series 2015-A, Class A4	1.640		06-15-20	645,000	645,716
Series 2015-B, Class A4	1.580		08-15-20	935,000	935,048
Series 2016-B, Class A4	1.520		08-15-21	380,000	377,555
Series 2016-C, Class A4	1.400		02-15-22	955,000	942,361
Ford Credit Floorplan Master Owner Trust Series 2015-1, Class A1	1.420		01-15-20	1,280,000	1,279,677
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4	1.730		06-20-19	410,000	410,643
Series 2015-2, Class A4	1.850		07-22-19	1,260,000	1,262,603
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 (S)	1.650		05-15-20	770,000	769,529
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	1.041		10-25-35	460,046	448,794
GSAA Trust Series 2005-10, Class M3 (P)	1.321		06-25-35	514,534	503,117
Hertz Vehicle Financing LLC Series 2016-3A, Class A (S)	2.270		07-25-20	740,000	731,933
Home Equity Asset Trust
Series 2005-1, Class M4 (P)	1.791		05-25-35	285,000	278,080
Series 2005-3, Class M4 (P)	1.411		08-25-35	400,000	377,359
Honda Auto Receivables Owner Trust
Series 2015-2, Class A4	1.470		08-23-21	925,000	925,159
Series 2016-2, Class A4	1.620		08-15-22	1,045,000	1,039,104
Series 2016-4, Class A4	1.360		01-18-23	1,200,000	1,184,268
Huntington Auto Trust Series 2016-1, Class A4	1.930		04-15-22	1,930,000	1,921,235
John Deere Owner Trust
Series 2014-B, Class A4	1.500		06-15-21	920,000	920,989
Series 2015-A, Class A4	1.650		12-15-21	510,000	510,669
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A (P)	1.291		06-25-35	433,938	419,035
Series 2005-WMC1, Class M1 (P)	1.521		09-25-35	417,233	385,896
MVW Owner Trust
Series 2014-1A, Class A (S)	2.250		09-22-31	136,932	135,194
Series 2015-1A, Class A (S)	2.520		12-20-32	574,555	570,982
Nationstar Home Equity Loan Trust Series 2006-B, Class AV4 (P)	1.051		09-25-36	843,794	818,018
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	1.446		03-25-35	1,075,000	1,010,188
Series 2005-2, Class M2 (P)	1.446		06-25-35	1,410,000	1,383,038
Nissan Auto Receivables Owner Trust Series 2016-B, Class A4	1.540		10-17-22	500,000	494,567
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440		01-15-20	982,000	981,678
RAAC Series Trust Series 2006-SP4, Class M1 (P)	1.111		11-25-36	365,000	342,092
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934		08-25-35	1,125,000	1,128,910
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.921		09-25-36	945,572	917,543

SEE NOTES TO FUND'S INVESTMENTS21

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050		06-20-31	253,910	$253,332
Sonic Capital LLC Series 2016-1A, Class A2 (S)	4.472		05-20-46	397,667	392,056
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	1.211		11-25-35	650,000	632,632
Specialty Underwriting & Residential Finance Trust Series 2006-BC 1, Class A2D (P)	1.071		12-25-36	1,049,417	1,038,202
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	1.491		02-25-35	786,171	774,514
Series 2005-2, Class M2 (P)	1.506		03-25-35	997,678	952,054
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	2.256		02-25-35	397,739	379,996
Structured Asset Securities Corp. Trust Series 2005-AR1, Class M1 (P)	1.201		09-25-35	449,670	435,402
SunTrust Auto Receivables Trust Series 2015-1A, Class A4 (S)	1.780		01-15-21	1,250,000	1,247,646
Synchrony Credit Card Master Note Trust Series 2016-1, Class A	2.040		03-15-22	895,000	899,673
Taco Bell Funding LLC Series 2016-1A, Class A2I (S)	3.832		05-25-46	817,950	821,072
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510		02-22-39	332,917	320,719
Towd Point Mortgage Trust Series 2016-5, Class A1 (P) (S)	2.500		10-25-56	1,522,691	1,514,753
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4	1.740		09-15-20	1,040,000	1,043,070
Series 2016-B, Class A4	1.520		08-16-21	710,000	703,930
Series 2016-C, Class A4	1.320		11-15-21	600,000	591,827
Verizon Owner Trust
Series 2016-1A, Class A (S)	1.420		01-20-21	1,010,000	1,002,728
Series 2016-2A, Class A (S)	1.680		05-20-21	1,540,000	1,532,879
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400		07-22-19	625,000	624,535
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371		06-15-45	2,128,063	2,134,700
Westgate Resorts LLC
Series 2013-1A, Class B (S)	3.750		08-20-25	42,635	42,536
Series 2014-1A, Class A (S)	2.150		12-20-26	866,066	855,240
Series 2014-1A, Class B (S)	3.250		12-20-26	372,408	370,081
Series 2015-1A, Class A (S)	2.750		05-20-27	339,854	336,934
Series 2015-2A, Class B (S)	4.000		07-20-28	630,520	629,681
Series 2016-1A, Class A (S)	3.500		12-20-28	455,948	454,770
World Omni Auto Receivables Trust Series 2016-A, Class A3	1.770		09-15-21	1,700,000	1,704,227
			Yield (%)	Shares	Value
Securities lending collateral 0.3%					$5,307,087
(Cost $5,306,928)
John Hancock Collateral Trust (W)			0.8662(Y)	530,348	5,307,087
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 0.8%					$14,973,000
(Cost $14,973,000)
U.S. Government Agency 0.5%					9,017,000
Federal Home Loan Bank Discount Note	0.450		02-01-17	9,017,000	9,017,000

22SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Par value^	Value
Repurchase agreement 0.3%		$5,956,000
Barclays Tri-Party Repurchase Agreement dated 1-31-17 at 0.530% to be repurchased at $5,803,085 on 2-1-17, collateralized by $6,046,000 U.S. Treasury Inflation Indexed Bonds, 0.750% due 2-15-45 (valued at $5,919,156, including interest)	5,803,000	5,803,000
Repurchase Agreement with State Street Corp. dated 1-31-17 at 0.100% to be repurchased at $153,000 on 2-1-17, collateralized by $160,000 U.S. Treasury Notes, 1.250% due 10-31-19 (valued at $159,806, including interest)	153,000	153,000
Total investments (Cost $1,480,584,869)† 99.6%		$1,792,520,950
Other assets and liabilities, net 0.4%		$6,813,422
Total net assets 100.0%		$1,799,334,372

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-17. The value of securities on loan amounted to $5,181,825.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $1,495,332,589. Net unrealized appreciation aggregated to $297,188,361, of which $324,089,234 related to appreciated investment securities and $26,900,873 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS23

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2017, by major security category or type:

	Total value at 1-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks	$1,127,558,783	$1,127,558,783	—	—
Preferred securities	4,070,933	4,070,933	—	—
U.S. Government and Agency obligations	184,024,858	—	$184,024,858	—
Foreign government obligations	2,624,856	—	2,624,856	—
Corporate bonds	300,643,778	—	300,643,778	—
Capital preferred securities	2,743,118	—	2,743,118	—
Convertible bonds	613,856	—	613,856	—
Municipal bonds	724,254	—	724,254	—
Term loans	268,736	—	268,736	—
Collateralized mortgage obligations	67,208,892	—	67,208,892	—
Asset backed securities	81,758,799	—	81,758,799	—
Securities lending collateral	5,307,087	5,307,087	—	—
Short-term investments	14,973,000	—	14,973,000	—
Total investments in securities	$1,792,520,950	$1,136,936,803	$655,584,147	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal

       24

amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       25

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	36Q1	01/17
This report is for the information of the shareholders of John Hancock Balanced Fund.		3/17

John Hancock

Fundamental Large Cap Core Fund

Quarterly portfolio holdings 1/31/17

Fund's investmentsFundamental Large Cap Core Fund

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 95.7%		$4,187,782,634
(Cost $3,340,033,290)
Consumer discretionary 18.3%		801,363,452
Household durables 6.8%
Lennar Corp., Class A	2,064,120	92,162,958
NVR, Inc. (I)	57,235	106,342,632
Tempur Sealy International, Inc. (I)	2,262,423	97,284,189
Internet and direct marketing retail 6.1%
Amazon.com, Inc. (I)	325,078	267,695,231
Leisure products 2.6%
Polaris Industries, Inc.	1,345,456	113,112,486
Specialty retail 2.8%
CarMax, Inc. (I)	1,007,515	67,211,326
Group 1 Automotive, Inc.	295,595	23,881,120
Lowe's Companies, Inc.	460,776	33,673,510
Consumer staples 7.4%		323,655,679
Beverages 4.4%
Anheuser-Busch InBev NV, ADR	997,524	104,001,852
Diageo PLC, ADR	431,122	48,298,598
PepsiCo, Inc.	393,559	40,843,553
Food and staples retailing 1.0%
CVS Health Corp.	531,892	41,918,409
Food products 1.0%
Danone SA	686,720	43,049,589
Household products 1.0%
The Procter & Gamble Company	519,905	45,543,678
Energy 6.4%		279,337,378
Energy equipment and services 2.2%
Schlumberger, Ltd.	1,138,616	95,313,545
Oil, gas and consumable fuels 4.2%
Chevron Corp.	294,368	32,777,877
Exxon Mobil Corp.	635,542	53,315,618
Kinder Morgan, Inc.	2,049,274	45,780,781
Occidental Petroleum Corp.	769,508	52,149,557
Financials 22.4%		980,719,559
Banks 11.4%
Bank of America Corp.	6,748,970	152,796,681
Citigroup, Inc.	2,339,064	130,589,943
JPMorgan Chase & Co.	2,030,721	171,859,918
Wells Fargo & Company	733,159	41,298,846
Capital markets 8.4%
Affiliated Managers Group, Inc. (I)	362,329	55,204,446
AllianceBernstein Holding LP	2,217,456	51,777,598
BlackRock, Inc.	136,996	51,233,764
Morgan Stanley	1,833,808	77,918,502
The Goldman Sachs Group, Inc.	571,107	130,966,257
Consumer finance 1.1%
American Express Company	652,034	49,802,357

2SEE NOTES TO FUND'S INVESTMENTS

Fundamental Large Cap Core Fund

	Shares	Value
Financials (continued)
Insurance 1.5%
American International Group, Inc.	667,568	$42,897,920
Prudential Financial, Inc.	231,884	24,373,327
Health care 9.3%		407,166,334
Biotechnology 2.2%
Amgen, Inc.	604,628	94,733,115
Health care equipment and supplies 2.1%
Medtronic PLC	1,224,807	93,109,828
Health care providers and services 0.7%
Express Scripts Holding Company (I)	460,080	31,690,310
Pharmaceuticals 4.3%
Allergan PLC (I)	214,025	46,847,932
Merck & Company, Inc.	1,188,879	73,698,609
Novartis AG, ADR	907,556	67,086,540
Industrials 10.3%		449,832,937
Aerospace and defense 1.5%
United Technologies Corp.	603,595	66,196,264
Air freight and logistics 1.2%
United Parcel Service, Inc., Class B	487,172	53,165,080
Industrial conglomerates 1.5%
General Electric Company	2,246,396	66,717,961
Machinery 0.8%
Caterpillar, Inc.	349,208	33,405,237
Professional services 1.9%
IHS Markit, Ltd. (I)	2,100,662	82,871,116
Road and rail 1.7%
Union Pacific Corp.	706,792	75,329,891
Trading companies and distributors 1.7%
United Rentals, Inc. (I)	570,290	72,147,388
Information technology 20.1%		879,900,439
Communications equipment 1.4%
Cisco Systems, Inc.	1,977,836	60,759,122
Internet software and services 9.7%
Alphabet, Inc., Class A (I)	203,940	167,269,549
Alphabet, Inc., Class C (I)	53,704	42,790,810
Facebook, Inc., Class A (I)	1,632,891	212,798,355
IT services 0.9%
Visa, Inc., Class A	500,566	41,401,814
Semiconductors and semiconductor equipment 1.3%
QUALCOMM, Inc.	1,060,021	56,636,922
Software 0.7%
Oracle Corp.	745,736	29,911,471
Technology hardware, storage and peripherals 6.1%
Apple, Inc.	2,211,227	268,332,396
Materials 1.5%		65,806,856
Paper and forest products 1.5%
Louisiana-Pacific Corp. (I)	3,439,982	65,806,856

SEE NOTES TO FUND'S INVESTMENTS3

Fundamental Large Cap Core Fund

	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 1.9%					$84,782,000
(Cost $84,782,000)
U.S. Government Agency 1.1%					50,811,000
Federal Home Loan Bank Discount Note	0.450		02-01-17	50,811,000	50,811,000
				Par value^	Value
Repurchase agreement 0.8%					$33,971,000
Barclays Tri-Party Repurchase Agreement dated 1-31-17 at 0.530% to be repurchased at $32,700,481 on 2-1-17, collateralized by $33,938,700 U.S. Treasury Inflation Indexed Notes, 0.125% due 7-15-26 (valued at $33,354,522, including interest)				32,700,000	32,700,000
Repurchase Agreement with State Street Corp. dated 1-31-17 at 0.100% to be repurchased at $1,271,004 on 2-1-17, collateralized by $1,240,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-19 (valued at $1,300,988, including interest)				1,271,000	1,271,000
Total investments (Cost $3,424,815,290)† 97.6%					$4,272,564,634
Other assets and liabilities, net 2.4%					$103,696,966
Total net assets 100.0%					$4,376,261,600

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $3,426,738,378. Net unrealized appreciation aggregated to $845,826,256, of which $898,762,522 related to appreciated investment securities and $52,936,266 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2017, by major security category or type:

	Total value at 1-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$801,363,452	$801,363,452	—	—
Consumer staples	323,655,679	280,606,090	$43,049,589	—
Energy	279,337,378	279,337,378	—	—
Financials	980,719,559	980,719,559	—	—
Health care	407,166,334	407,166,334	—	—
Industrials	449,832,937	449,832,937	—	—
Information technology	879,900,439	879,900,439	—	—
Materials	65,806,856	65,806,856	—	—
Short-term investments	84,782,000	—	84,782,000	—
Total investments in securities	$4,272,564,634	$4,144,733,045	$127,831,589	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	50Q1	01/17
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund.		3/17

John Hancock

Seaport Fund

Quarterly portfolio holdings 1/31/17

Fund's investmentsSeaport Fund

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 109.1%		$662,624,575
(Cost $597,417,440)
Consumer discretionary 8.4%		50,704,147
Automobiles 0.8%
Maruti Suzuki India, Ltd.	43,613	3,798,936
Tesla Motors, Inc. (I)(L)	4,253	1,071,458
Hotels, restaurants and leisure 2.5%
ClubCorp Holdings, Inc.	127,112	2,097,348
Hilton Worldwide Holdings, Inc.	41,872	2,410,990
Hyatt Hotels Corp., Class A (I)(L)	68,383	3,741,234
Panera Bread Company, Class A (I)(L)	15,230	3,183,984
Planet Fitness, Inc., Class A (L)	136,209	2,865,837
Skylark Company, Ltd.	48,100	651,060
Household durables 0.3%
Panasonic Corp.	62,499	650,298
Sony Corp.	33,000	999,165
Internet and direct marketing retail 3.4%
Amazon.com, Inc. (I)(L)	5,590	4,603,253
Expedia, Inc. (L)	20,774	2,525,911
Netflix, Inc. (I)	48,833	6,871,291
The Priceline Group, Inc. (I)(L)	4,242	6,681,701
Media 0.9%
DISH Network Corp., Class A (I)(L)	9,644	570,635
Nippon Television Holdings, Inc.	34,800	633,093
RAI Way SpA (S)	163,385	646,906
Viacom, Inc., Class B (L)	88,575	3,732,551
Specialty retail 0.5%
Dick's Sporting Goods, Inc. (L)	57,529	2,968,496
Consumer staples 1.1%		6,461,269
Beverages 0.7%
Monster Beverage Corp. (I)	90,392	3,850,699
Food and staples retailing 0.4%
Wal-Mart de Mexico SAB de CV	705,700	1,248,727
Walgreens Boots Alliance, Inc. (L)	16,620	1,361,843
Energy 4.6%		27,850,729
Energy equipment and services 1.2%
Baker Hughes, Inc.	63,442	4,001,921
Calfrac Well Services, Ltd. (I)	232,800	756,768
Canyon Services Group, Inc. (I)	51,400	246,878
Ensco PLC, Class A	56,780	620,038
Hunting PLC	79,070	555,217
Trican Well Service, Ltd. (I)	228,400	858,310
Oil, gas and consumable fuels 3.4%
Cameco Corp. (L)	111,922	1,427,006
Centennial Resource Development, Inc., Class A (I)	17,658	322,612
EOG Resources, Inc.	34,901	3,545,244
Kelt Exploration, Ltd. (I)	84,200	407,007
Pioneer Natural Resources Company (L)	16,587	2,989,475
Plains All American Pipeline LP	25,881	812,405
Resolute Energy Corp. (I)(L)	62,098	2,855,887

2SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Targa Resources Corp.	27,661	$1,593,827
Viper Energy Partners LP	268,987	4,435,596
WPX Energy, Inc. (I)(L)	173,908	2,422,538
Financials 21.8%		132,108,331
Banks 10.8%
Bank Central Asia Tbk PT	894,300	1,025,008
Bank of America Corp.	495,428	11,216,490
Bank of the Ozarks, Inc.	117,726	6,459,626
BNP Paribas SA	17,757	1,135,947
CaixaBank SA	312,189	1,144,326
Canadian Imperial Bank of Commerce	15,200	1,294,380
Citigroup, Inc. (L)	113,870	6,357,362
DBS Group Holdings, Ltd.	104,500	1,412,836
FinecoBank Banca Fineco SpA	507,109	3,020,805
First Citizens BancShares, Inc., Class A	3,297	1,209,142
First Republic Bank (L)	11,116	1,048,572
IBERIABANK Corp.	30,276	2,487,173
ICICI Bank, Ltd., ADR (L)	288,809	2,238,270
ING Groep NV (I)	82,870	1,190,506
JPMorgan Chase & Co.	14,451	1,222,988
Metro Bank PLC (I)	105,186	4,421,366
Sberbank of Russia PJSC, ADR	477,500	5,567,650
State Bank of India, GDR	45,012	1,746,466
The Bank of Kyoto, Ltd.	58,000	453,412
The PNC Financial Services Group, Inc. (L)	87,976	10,597,589
UniCredit SpA	14,379	392,507
Capital markets 3.2%
Anima Holding SpA (S)	465,983	2,778,666
Banca Generali SpA	73,534	1,875,750
Deutsche Bank AG (I)	21,169	421,475
Evercore Partners, Inc., Class A	19,694	1,525,300
Fairfax India Holdings Corp. (I)(S)	319,200	3,587,808
GAM Holding AG (I)	159,206	1,624,523
Intercontinental Exchange, Inc. (L)	47,113	2,749,515
Julius Baer Group, Ltd. (I)	18,115	851,599
Lazard, Ltd., Class A	10,009	425,182
Legg Mason, Inc.	62,837	1,991,305
TD Ameritrade Holding Corp. (L)	28,941	1,335,627
Uranium Participation Corp. (I)	29,700	95,862
Consumer finance 2.2%
Capital One Financial Corp.	80,380	7,024,408
OneMain Holdings, Inc. (I)(L)	98,563	2,205,840
Santander Consumer USA Holdings, Inc. (I)(L)	124,123	1,640,906
Synchrony Financial (L)	66,426	2,379,379
Diversified financial services 0.3%
Cerved Information Solutions SpA	200,552	1,641,308
Insurance 4.4%
Ageas	42,636	1,825,566
AIA Group, Ltd.	184,600	1,142,923
American International Group, Inc. (L)	140,638	9,037,398

SEE NOTES TO FUND'S INVESTMENTS3

Seaport Fund

	Shares	Value
Financials (continued)
Insurance (continued)
Assured Guaranty, Ltd. (L)	95,306	$3,708,356
Aviva PLC	228,697	1,376,956
Marsh & McLennan Companies, Inc.	12,669	861,745
PICC Property & Casualty Company, Ltd., H Shares	642,000	970,478
Principal Financial Group, Inc.	11,170	637,695
Prudential Financial, Inc. (L)	12,480	1,311,773
The Hartford Financial Services Group, Inc. (L)	32,568	1,586,387
Tokio Marine Holdings, Inc.	35,300	1,471,797
XL Group, Ltd.	50,219	1,886,728
Zurich Insurance Group AG (I)	3,734	1,075,293
Mortgage real estate investment trusts 0.1%
New Residential Investment Corp.	58,100	880,215
Thrifts and mortgage finance 0.8%
Indiabulls Housing Finance, Ltd.	192,445	2,129,543
LIC Housing Finance, Ltd.	52,600	429,568
MGIC Investment Corp. (I)	185,825	1,979,036
Health care 32.0%		194,003,869
Biotechnology 10.0%
Aduro Biotech, Inc. (I)(L)	157,210	1,862,939
Alder Biopharmaceuticals, Inc. (I)	51,840	1,065,312
Alkermes PLC (I)(L)	71,481	3,867,837
Alnylam Pharmaceuticals, Inc. (I)(L)	21,710	868,183
Amgen, Inc. (L)	10,840	1,698,411
Arena Pharmaceuticals, Inc. (I)(L)	82,762	127,453
ARIAD Pharmaceuticals, Inc. (I)	104,610	2,491,810
BeiGene, Ltd., ADR (I)	21,420	746,273
Biogen, Inc. (I)	3,580	992,519
Bluebird Bio, Inc. (I)	32,970	2,456,265
Blueprint Medicines Corp. (I)	49,660	1,692,413
Celgene Corp. (I)(L)	23,910	2,777,147
Coherus Biosciences, Inc. (I)	39,360	1,098,144
Dyax Corp. (I)	107,720	263,914
Five Prime Therapeutics, Inc. (I)	19,544	895,311
Galapagos NV (I)	41,149	2,681,550
Genmab A/S (I)	14,310	2,771,277
Genus PLC	26,717	576,920
Global Blood Therapeutics, Inc. (I)	62,560	1,010,344
Incyte Corp. (I)(L)	45,568	5,523,297
Innate Pharma SA (I)	37,110	523,196
Invitae Corp. (I)(L)	73,322	613,705
Ironwood Pharmaceuticals, Inc. (I)(L)	112,727	1,621,014
Karyopharm Therapeutics, Inc. (I)(L)	170,980	1,769,643
Loxo Oncology, Inc. (I)	48,680	1,909,716
Otonomy, Inc. (I)	57,829	847,195
Portola Pharmaceuticals, Inc. (I)(L)	116,792	3,182,582
Prothena Corp. PLC (I)(L)	36,499	1,786,991
PTC Therapeutics, Inc. (I)(L)	50,991	667,982
Regeneron Pharmaceuticals, Inc. (I)(L)	9,185	3,300,079
TESARO, Inc. (I)	30,720	5,002,445
Ultragenyx Pharmaceutical, Inc. (I)	40,230	3,017,652

4SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

	Shares	Value
Health care (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (I)	12,897	$1,107,465
Health care equipment and supplies 7.0%
Abbott Laboratories (L)	31,312	1,307,902
ABIOMED, Inc. (I)(L)	11,330	1,205,172
Align Technology, Inc. (I)(L)	48,419	4,439,538
AtriCure, Inc. (I)(L)	99,155	1,613,252
Baxter International, Inc.	31,409	1,504,805
Becton, Dickinson and Company (L)	10,426	1,848,426
BioMerieux	7,021	1,110,719
Boston Scientific Corp. (I)(L)	133,700	3,216,822
Cardiovascular Systems, Inc. (I)(L)	59,657	1,473,528
ConforMIS, Inc. (I)(L)	164,154	1,362,478
ConvaTec Group PLC (I)(S)	479,930	1,481,658
Edwards Lifesciences Corp. (I)	8,550	822,852
Endologix, Inc. (I)(L)	27,569	189,123
Glaukos Corp. (I)(L)	8,120	334,706
Globus Medical, Inc., Class A (I)	43,274	1,140,703
Hologic, Inc. (I)(L)	88,569	3,589,702
Insulet Corp. (I)(L)	75,830	3,154,528
K2M Group Holdings, Inc. (I)(L)	23,298	473,415
Medtronic PLC (L)	41,669	3,167,677
Nevro Corp. (I)(L)	38,676	3,365,586
Olympus Corp.	7,790	269,490
Penumbra, Inc. (I)(L)	4,800	343,440
Quidel Corp. (I)(L)	17,708	336,098
STERIS PLC	12,100	857,043
Stryker Corp. (L)	12,860	1,588,596
Teleflex, Inc.	4,352	729,961
The Spectranetics Corp. (I)(L)	63,753	1,648,015
Health care providers and services 5.4%
Acadia Healthcare Company, Inc. (I)(L)	20,648	792,264
Accretive Health, Inc. (I)(L)	249,660	607,922
Aetna, Inc. (L)	19,447	2,306,609
Cardinal Health, Inc.	37,480	2,809,501
China Resources Phoenix Healthcare Holdings Company, Ltd. (I)	440,240	592,287
Cigna Corp. (L)	15,343	2,243,453
Community Health Systems, Inc. (I)(L)	50,570	323,648
Cross Country Healthcare, Inc. (I)	46,590	674,157
Envision Healthcare Corp. (I)(L)	32,356	2,200,208
HCA Holdings, Inc. (I)(L)	37,507	3,011,062
Humana, Inc. (L)	6,900	1,369,650
Laboratory Corp. of America Holdings (I)(L)	10,810	1,450,810
LifePoint Health, Inc. (I)(L)	12,060	715,761
McKesson Corp. (L)	24,440	3,400,826
Medipal Holdings Corp.	40,000	648,300
Patterson Companies, Inc. (L)	33,710	1,402,673
Teladoc, Inc. (I)	48,955	979,100
UnitedHealth Group, Inc. (L)	25,847	4,189,799
Universal Health Services, Inc., Class B (L)	13,044	1,469,146
WellCare Health Plans, Inc. (I)(L)	12,652	1,841,372

SEE NOTES TO FUND'S INVESTMENTS5

Seaport Fund

	Shares	Value
Health care (continued)
Health care technology 1.2%
Allscripts Healthcare Solutions, Inc. (I)(L)	46,660	$546,389
athenahealth, Inc. (I)(L)	16,467	2,074,677
Cerner Corp. (I)(L)	31,810	1,708,515
Veeva Systems, Inc., Class A (I)(L)	62,138	2,630,302
Life sciences tools and services 0.8%
Bio-Techne Corp.	5,537	563,390
ICON PLC (I)	9,230	775,874
Medpace Holdings, Inc. (I)(L)	7,500	261,675
Patheon NV (I)	24,400	700,036
Samsung Biologics Company, Ltd. (I)	3,100	429,481
Tecan Group AG	5,240	821,700
Thermo Fisher Scientific, Inc. (L)	7,500	1,142,925
Pharmaceuticals 7.6%
Aerie Pharmaceuticals, Inc. (I)(L)	59,566	2,614,947
Allergan PLC (I)(L)	24,034	5,260,802
AstraZeneca PLC	68,944	3,658,788
Bristol-Myers Squibb Company (L)	204,377	10,047,175
China Traditional Chinese Medicine Company, Ltd.	944,550	445,100
Chugai Pharmaceutical Company, Ltd.	19,205	564,408
Eisai Company, Ltd.	51,325	2,829,069
Eli Lilly & Company (L)	21,895	1,686,572
Hikma Pharmaceuticals PLC	24,101	555,122
Hutchison China MediTech, Ltd., ADR (I)(L)	17,800	245,640
Intersect ENT, Inc. (I)	68,350	922,725
Kyowa Hakko Kirin Company, Ltd.	27,450	371,714
Merck & Company, Inc.	13,950	864,761
Mylan NV (I)(L)	56,880	2,164,284
MyoKardia, Inc. (I)	69,890	782,768
Ocular Therapeutix, Inc. (I)(L)	106,390	697,918
Ono Pharmaceutical Company, Ltd.	158,540	3,252,652
Revance Therapeutics, Inc. (I)	74,210	1,484,200
Roche Holding AG	7,621	1,805,782
Sino Biopharmaceutical, Ltd.	1,252,245	982,859
Tetraphase Pharmaceuticals, Inc. (I)(L)	99,490	381,047
Teva Pharmaceutical Industries, Ltd., ADR	38,910	1,300,761
The Medicines Company (I)(L)	51,135	1,843,417
UCB SA	16,876	1,165,627
Industrials 10.1%		61,460,756
Aerospace and defense 0.1%
Cobham PLC	502,939	860,621
Air freight and logistics 0.1%
Kerry Logistics Network, Ltd.	538,000	693,984
Airlines 0.1%
Japan Airlines Company, Ltd.	21,700	690,997
Building products 0.4%
Advanced Drainage Systems, Inc. (L)	49,746	1,198,879
Cie de Saint-Gobain	21,215	1,042,413
JELD-WEN Holding, Inc. (I)	9,900	267,993

6SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

	Shares	Value
Industrials (continued)
Commercial services and supplies 1.2%
Atento SA (I)(L)	199,488	$1,815,341
Clean Harbors, Inc. (I)	55,450	3,077,475
Edenred	59,383	1,294,702
Spotless Group Holdings, Ltd.	1,158,281	826,548
Construction and engineering 0.3%
China Machinery Engineering Corp., H Shares	1,437,000	924,787
Kinden Corp.	50,900	646,491
Electrical equipment 0.1%
Zumtobel Group AG	25,562	429,428
Machinery 1.1%
Colfax Corp. (I)	21,202	826,878
The Middleby Corp. (I)	45,030	6,042,125
Marine 0.8%
Irish Continental Group PLC	867,797	4,419,479
Nippon Yusen KK	227,000	480,030
Scorpio Bulkers, Inc. (I)	19,800	141,570
Professional services 2.2%
Equifax, Inc. (L)	19,072	2,236,764
Experian PLC	94,695	1,828,773
Huron Consulting Group, Inc. (I)(L)	26,842	1,215,943
IHS Markit, Ltd. (I)	41,650	1,643,093
ManpowerGroup, Inc.	4,313	411,719
Robert Half International, Inc.	3,868	182,028
TransUnion (I)(L)	67,948	2,142,400
TriNet Group, Inc. (I)(L)	83,930	2,134,340
WageWorks, Inc. (I)(L)	23,952	1,728,137
Road and rail 1.9%
Hertz Global Holdings, Inc. (I)	9,331	195,671
J.B. Hunt Transport Services, Inc.	42,291	4,190,192
Knight Transportation, Inc.	65,574	2,190,172
Localiza Rent a Car SA	221,930	2,595,880
Swift Transportation Company (I)(L)	105,607	2,411,008
Trading companies and distributors 1.8%
AerCap Holdings NV (I)(L)	91,560	4,053,361
Fastenal Company	81,828	4,065,215
Rexel SA	146,570	2,556,319
Information technology 23.7%		144,114,058
Communications equipment 1.1%
Arista Networks, Inc. (I)(L)	19,688	1,850,672
Ciena Corp. (I)(L)	59,759	1,454,534
Nokia OYJ	85,801	385,261
Oclaro, Inc. (I)(L)	187,531	1,839,679
Quantenna Communications, Inc. (I)(L)	20,891	392,960
Telefonaktiebolaget LM Ericsson, B Shares	127,550	754,883
Electronic equipment, instruments and components 1.8%
Alps Electric Company, Ltd.	63,600	1,694,035
Fabrinet (I)	24,595	1,036,187
Flex, Ltd. (I)	78,700	1,233,229
Itron, Inc. (I)(L)	23,003	1,419,285

SEE NOTES TO FUND'S INVESTMENTS7

Seaport Fund

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Largan Precision Company, Ltd.	4,500	$643,663
Tongda Group Holdings, Ltd.	1,950,000	544,897
VeriFone Systems, Inc. (I)(L)	131,871	2,396,096
Zebra Technologies Corp., Class A (I)(L)	25,765	2,155,758
Internet software and services 5.7%
Akamai Technologies, Inc. (I)(L)	23,432	1,607,201
Alibaba Group Holding, Ltd., ADR (I)(L)	27,956	2,832,222
Alphabet, Inc., Class A (I)(L)	2,177	1,785,554
Alphabet, Inc., Class C (I)(L)	2,262	1,802,339
Benefitfocus, Inc. (I)(L)	19,115	578,229
eBay, Inc. (I)(L)	48,318	1,537,962
Envestnet, Inc. (I)	35,109	1,327,120
Facebook, Inc., Class A (I)(L)	69,436	9,048,900
GrubHub, Inc. (I)(L)	28,700	1,192,485
j2 Global, Inc.	4,418	370,273
Just Eat PLC (I)	558,312	3,802,321
Mimecast, Ltd. (I)(L)	74,887	1,592,098
Tencent Holdings, Ltd.	31,700	828,808
VeriSign, Inc. (I)(L)	18,813	1,508,991
Wix.com, Ltd. (I)(L)	72,650	3,817,758
Zillow Group, Inc., Class A (I)(L)	12,181	438,272
Zillow Group, Inc., Class C (I)(L)	21,913	775,282
IT services 8.3%
Accenture PLC, Class A (L)	13,897	1,582,451
Alliance Data Systems Corp. (L)	17,762	4,056,486
Automatic Data Processing, Inc. (L)	33,129	3,345,698
Blackhawk Network Holdings, Inc. (I)(L)	24,400	871,080
Cardtronics PLC, Class A (I)	22,853	1,247,317
Cognizant Technology Solutions Corp., Class A (I)(L)	27,775	1,460,687
EPAM Systems, Inc. (I)(L)	27,274	1,755,355
ExlService Holdings, Inc. (I)(L)	79,877	3,670,348
FleetCor Technologies, Inc. (I)(L)	22,500	3,318,525
Genpact, Ltd. (I)(L)	162,900	4,020,372
Global Payments, Inc. (L)	85,394	6,599,248
Mastercard, Inc., Class A (L)	16,798	1,786,131
Nets A/S (I)(S)	36,192	638,648
PayPal Holdings, Inc. (I)(L)	75,852	3,017,393
Total System Services, Inc. (L)	53,800	2,726,584
Vantiv, Inc., Class A (I)(L)	30,811	1,917,677
Visa, Inc., Class A (L)	46,796	3,870,497
WEX, Inc. (I)(L)	33,396	3,818,165
Worldpay Group PLC (S)	121,142	437,030
Semiconductors and semiconductor equipment 2.5%
Advanced Process Systems Corp. (I)	1,086	26,202
Analog Devices, Inc. (L)	13,067	979,241
Broadcom, Ltd. (L)	4,391	876,005
Cavium, Inc. (I)(L)	15,094	999,374
Impinj, Inc. (I)(L)	11,700	411,957
Inphi Corp. (I)	27,069	1,240,302
Integrated Device Technology, Inc. (I)(L)	39,397	992,410
MACOM Technology Solutions Holdings, Inc. (I)(L)	51,401	2,444,118

8SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
MaxLinear, Inc., Class A (I)(L)	17,200	$439,976
Microchip Technology, Inc. (L)	17,487	1,177,749
Semiconductor Manufacturing International Corp. (I)	357,900	490,772
Siltronic AG (I)	2,563	137,497
Tower Semiconductor, Ltd. (I)(L)	211,558	4,487,145
Win Semiconductors Corp.	154,264	464,115
Software 3.2%
Activision Blizzard, Inc. (L)	12,913	519,232
Adobe Systems, Inc. (I)(L)	8,692	985,499
Atlassian Corp. PLC, Class A (I)(L)	23,000	635,490
Blackbaud, Inc. (L)	11,300	741,393
Guidewire Software, Inc. (I)(L)	24,587	1,286,638
HubSpot, Inc. (I)(L)	26,307	1,349,549
Intuit, Inc. (L)	9,461	1,121,885
Microsoft Corp. (L)	28,595	1,848,667
Mobileye NV (I)(L)	11,416	490,431
Nexon Company, Ltd.	11,300	172,045
Nintendo Company, Ltd., ADR	19,500	482,235
salesforce.com, Inc. (I)(L)	24,759	1,958,437
ServiceNow, Inc. (I)(L)	5,245	475,302
SS&C Technologies Holdings, Inc. (L)	56,140	1,803,778
Workday, Inc., Class A (I)(L)	69,456	5,771,099
Technology hardware, storage and peripherals 1.1%
Catcher Technology Company, Ltd., GDR	13,078	532,994
Nimble Storage, Inc. (I)(L)	118,485	1,015,416
Pure Storage, Inc., Class A (I)(L)	143,775	1,634,722
Samsung Electronics Company, Ltd.	636	1,081,693
Seagate Technology PLC (L)	21,648	977,407
Western Digital Corp. (L)	16,012	1,276,637
Materials 3.5%		21,558,305
Chemicals 1.0%
JSR Corp.	40,300	690,717
Platform Specialty Products Corp. (I)(L)	430,732	5,229,086
Construction materials 0.5%
Buzzi Unicem SpA	100,899	2,487,951
Ibstock PLC (S)	361,794	850,985
Containers and packaging 1.2%
International Paper Company	64,973	3,677,472
WestRock Company	68,610	3,661,030
Metals and mining 0.8%
Glencore PLC (I)	613,200	2,539,680
Vale SA, ADR	237,857	2,421,384
Real estate 2.1%		12,877,176
Equity real estate investment trusts 1.1%
American Tower Corp. (L)	7,669	793,742
Axiare Patrimonio SOCIMI SA	74,234	1,082,660
Beni Stabili SpA SIIQ (I)	1,056,263	594,092
Grivalia Properties REIC AE	169,395	1,448,756
Hibernia REIT PLC	968,316	1,273,441

SEE NOTES TO FUND'S INVESTMENTS9

Seaport Fund

			Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
	Immobiliare Grande Distribuzione SIIQ SpA		546,157	$410,379
	Merlin Properties Socimi SA		58,102	650,809
	Viva Energy REIT		357,920	610,587
Real estate management and development 1.0%
	Godrej Properties, Ltd. (I)		150,518	731,146
	Kennedy Wilson Europe Real Estate PLC		109,895	1,314,127
	Kennedy-Wilson Holdings, Inc. (L)		139,521	2,853,204
	Oberoi Realty, Ltd.		149,590	697,837
	The Phoenix Mills, Ltd.		81,840	416,396
Telecommunication services 0.8%				5,124,740
Diversified telecommunication services 0.7%
	AT&T, Inc. (L)		23,983	1,011,123
	Bharti Infratel, Ltd.		136,416	589,922
	BT Group PLC		215,296	825,663
	Cellnex Telecom SAU (S)		29,230	416,228
	China Unicom Hong Kong, Ltd.		771,000	910,028
	Infrastrutture Wireless Italiane SpA (S)		92,244	437,155
	ORBCOMM, Inc. (I)		26,307	214,928
Wireless telecommunication services 0.1%
	NTT DOCOMO, Inc.		30,100	719,693
Utilities 1.0%				6,361,195
Electric utilities 0.5%
	Avangrid, Inc. (L)		38,381	1,489,183
	Power Assets Holdings, Ltd.		153,000	1,466,024
Gas utilities 0.2%
	ENN Energy Holdings, Ltd.		320,000	1,577,585
Multi-utilities 0.3%
	E.ON SE		237,360	1,828,403
	Rate (% )	Maturity date	Par value^	Value
Corporate bonds 0.6%				$3,472,111
(Cost $2,693,659)
Energy 0.6%				3,472,111
Energy equipment and services 0.6%
Bristow Group, Inc.	6.250	10-15-22	1,579,000	1,411,231
Calfrac Holdings LP	7.500	12-01-20	2,216,000	2,060,880
			Shares	Value
Preferred securities 0.8%				$4,640,416
(Cost $4,001,021)
Financials 0.6%				3,693,819
Diversified financial services 0.6%
	Mandatory Exchangeable Trust, 5.750% (S)		29,924	3,693,819
Utilities 0.2%				946,597
Water utilities 0.2%
Cia Saneamento do Parana			211,400	946,597
Warrants 0.0%				$55,896
(Cost $25,883)
	Centennial Resource Development, Inc. (Expiration Date: 10-11-21) (I)(N)		8,172	55,896

10SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

			Shares/Par	Value
Purchased options 0.4%				$2,369,341
(Cost $3,943,219)
Call options 0.2%				1,297,947
	Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 3-17-17; Strike Price: EUR 130.00; Counterparty: Goldman Sachs & Company) (I)		115,989	112,693
	Over the Counter Option on Hang Seng Index (Expiration Date: 3-30-17; Strike Price: HKD 23,729.50; Counterparty: Goldman Sachs & Company) (I)		4,469	182,116
	Over the Counter Option on the USD vs. JPY (Expiration Date: 9-23-21; Strike Price: $114.00; Counterparty: Goldman Sachs & Company) (I)		20,020,323	1,003,138
Put options 0.2%				1,071,394
	Exchange Traded Option on FTSE 100 Index (Expiration Date: 12-15-17; Strike Price: GBP 6,506.08) (I)		221,732	25,913
	Exchange Traded Option on FTSE 100 Index (Expiration Date: 12-15-17; Strike Price: GBP 6,599.95) (I)		225,287	25,892
	Exchange Traded Option on iShares MSCI Emerging Markets ETF (Expiration Date: 2-17-17; Strike Price: $34.00) (I)		851,700	29,810
	Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 3-17-17; Strike Price: $132.00) (I)		72,400	148,058
	Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 5-19-17; Strike Price: $131.00) (I)		63,700	243,334
	Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 6-16-17; Strike Price: $130.00) (I)		23,900	101,336
	Exchange Traded Option on iShares Russell 2000 Value ETF (Expiration Date: 3-17-17; Strike Price: $110.00) (I)		127,700	105,353
	Exchange Traded Option on PowerShares QQQ Trust Series 1 (Expiration Date: 3-17-17; Strike Price: $117.00) (I)		68,200	38,192
	Exchange Traded Option on PowerShares QQQ Trust Series 1 (Expiration Date: 6-16-17; Strike Price: $115.00) (I)		27,000	51,165
	Exchange Traded Option on S&P 500 Index (Expiration Date: 3-17-17; Strike Price: $2,200.00) (I)		3,600	51,300
	Exchange Traded Option on S&P 500 Index (Expiration Date: 6-16-17; Strike Price: $2,150.00) (I)		1,400	52,220
	Over the Counter Option on iShares Russell 2000 Value ETF FLEX Options (Expiration Date: 3-17-17; Strike Price: $110.00; Counterparty: Morgan Stanley Company, Inc.) (I)		148,300	127,763
	Over the Counter Option on the USD vs. MXN (Expiration Date: 6-21-17; Strike Price: $19.50; Counterparty: Goldman Sachs & Company) (I)		3,269,345	31,559
	Over the Counter Option on the USD vs. MXN (Expiration Date: 6-21-17; Strike Price: $19.50; Counterparty: Goldman Sachs & Company) (I)		4,091,847	39,499
	Yield (%	)	Shares	Value
Short-term investments 4.8%				$28,939,460
(Cost $28,939,460)
Money market funds 4.8%				28,939,460
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.4720(Y	)	28,939,460	28,939,460
Total investments (Cost $637,020,682)† 115.7%				$702,101,799
Other assets and liabilities, net (15.7%)*				($95,025,752)
Total net assets 100.0%				$607,076,047
			Shares	Value
Investments sold short (52.6)%
(Proceeds received $301,615,102)
Exchange-traded funds
	Consumer Discretionary Select Sector SPDR Fund		(50,686)	($4,299,693)
	Financial Select Sector SPDR Fund		(479,190)	(11,169,919)
	First Trust Nasdaq Global Auto Index Fund		(32,322)	(1,148,401)
	Health Care Select Sector SPDR Fund		(230,535)	(16,257,328)
	Industrial Select Sector SPDR Fund		(43,270)	(2,742,453)
	iShares Core S&P Small-Cap ETF		(73,580)	(5,029,929)
	iShares Edge MSCI USA Momentum Factor ETF		(76,827)	(6,011,713)
	iShares JP Morgan USD Emerging Markets Bond ETF		(16,362)	(1,834,671)
	iShares Latin America 40 ETF		(23,967)	(725,721)
	iShares MSCI Taiwan Capped ETF		(64,071)	(2,019,518)
	iShares MSCI United Kingdom ETF		(29,394)	(924,441)
	iShares Nasdaq Biotechnology ETF		(79,920)	(22,223,354)
	iShares North American Tech ETF		(32,181)	(4,175,485)

SEE NOTES TO FUND'S INVESTMENTS11

Seaport Fund

	Shares	Value
Exchange-traded funds
iShares North American Tech-Multimedia Networking ETF	(167,086)	(7,385,201)
iShares North American Tech-Software ETF	(63,041)	(7,386,514)
iShares PHLX Semiconductor ETF	(38,585)	(4,933,478)
iShares Russell 1000 Growth ETF	(9,051)	(980,676)
iShares Russell 2000 ETF	(216,190)	(29,235,374)
iShares Russell 2000 Growth ETF	(49,949)	(7,804,032)
iShares Russell 2000 Value ETF	(3,783)	(446,129)
iShares Russell Mid-Cap Growth ETF	(412,386)	(41,486,032)
iShares Russell Mid-Cap Value ETF	(11,171)	(913,341)
iShares S&P 500 Growth ETF	(58,766)	(7,366,318)
iShares S&P Small-Cap 600 Growth ETF	(56,923)	(8,552,112)
iShares UK Property UCITS ETF	(222,912)	(1,572,645)
iShares US Consumer Goods ETF	(12,928)	(1,471,077)
iShares US Medical Devices ETF	(2,300)	(326,991)
iShares US Telecommunications ETF	(98,752)	(3,504,708)
PowerShares Dynamic Food & Beverage Portfolio	(26,842)	(880,149)
PowerShares Dynamic Media Portfolio	(51,284)	(1,413,387)
PowerShares QQQ Trust Series 1	(31,198)	(3,886,335)
PureFunds ISE Cyber Security ETF	(251,080)	(7,143,226)
SPDR S&P 500 ETF Trust	(21,234)	(4,831,372)
SPDR S&P Biotech ETF	(344,040)	(22,328,196)
SPDR S&P Metals & Mining ETF	(29,131)	(972,684)
SPDR S&P MidCap 400 ETF Trust	(13,180)	(4,042,306)
SPDR S&P Pharmaceuticals ETF	(308,500)	(11,972,885)
SPDR S&P Regional Banking ETF	(178,180)	(9,871,172)
SPDR S&P Retail ETF	(30,666)	(1,324,771)
Utilities Select Sector SPDR Fund	(18,692)	(919,273)
VanEck Vectors Agribusiness ETF	(22,260)	(1,190,020)
Vanguard FTSE Developed Markets ETF	(796,826)	(30,183,769)
Vanguard FTSE Europe ETF	(140,580)	(6,939,029)
Vanguard Small-Cap Growth ETF	(71,354)	(9,755,519)
Total Investments sold short (Proceeds received $301,615,102)		($319,581,347)

12SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
USD	U.S. Dollar
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
FTSE	Financial Times and Stock Exchange
GDR	Global Depositary Receipts
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipts
UCITS	Undertakings for Collective Investments in Transferable Securities
(I)	Non-income producing security.
(L)	A portion of this security is segregated at the custodian as collateral for securities sold short. At 1-31-17, the value segregated was $216,191,303.
(N)	Strike price and/or expiration date not available.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
*	Includes investments sold short.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $652,381,651. Net unrealized appreciation aggregated to $49,720,148, of which $73,998,306 related to appreciated investment securities and $24,278,158 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 1-31-17:

United States	68.2%
United Kingdom	4.0%
Ireland	3.7%
Japan	3.0%
Italy	2.4%
India	2.1%
Israel	1.7%
China	1.5%
Switzerland	1.4%
Canada	1.4%
Other countries	10.6%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS13

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds sold short, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2017, by major security category or type:

	Total value at 1-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$50,704,147	$43,324,689	$7,379,458	—
Consumer staples	6,461,269	6,461,269	—	—
Energy	27,850,729	27,295,512	555,217	—
Financials	132,108,331	98,717,648	33,390,683	—
Health care	194,003,869	166,202,256	27,537,699	$263,914
Industrials	61,460,756	42,170,304	19,290,452	—
Information technology	144,114,058	131,479,194	12,634,864	—
Materials	21,558,305	14,988,972	6,569,333	—
Real estate	12,877,176	3,646,946	9,230,230	—
Telecommunication services	5,124,740	1,226,051	3,898,689	—
Utilities	6,361,195	1,489,183	4,872,012	—
Corporate bonds	3,472,111	—	3,472,111	—
Preferred securities	4,640,416	3,693,819	946,597	—
Warrants	55,896	55,896	—	—
Purchased options	2,369,341	820,768	1,548,573	—
Short-term investments	28,939,460	28,939,460	—	—

       14

	Total value at 1-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total investments in securities	$702,101,799	$570,511,967	$131,325,918	$263,914
Investments sold short and other financial instruments:
Exchange-traded funds	($319,581,347)	($318,008,702)	($1,572,645)	—
Forward foreign currency contracts	27,987	—	27,987	—
Written options	(716,617)	(249,723)	(466,894)	—
Total return swaps	(22,798)	—	(22,798)	—

Securities sold short. The fund may sell securities short or maintain a short position in anticipation of the decline in the market value of that security (a short sale), including securities that the fund does not own. To complete the short sale, the fund must borrow the security to make delivery to the buyer. The fund is required to pay the lender any dividends or interest, which accrues during the period of the loan.

The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price of the security at replacement may differ from the price at which the security was sold. The fund will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the fund replaces the borrowed security. This loss may be unlimited. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

The fund has an agreement with a prime broker in order to execute its short sales strategy. The usage of a prime broker involves counterparty risk, including the risk that a prime broker may default on its obligation and that the fund may lose its collateral deposit or short sale proceeds. The fund incurs expenses as a result of executing the short sale strategy and the maintenance of any margin, as required by the prime brokerage agreement.

The proceeds of the short sale may be retained by the broker to meet margin requirements or the fund may reinvest short sale proceeds. Because the fund may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. The fund is required to segregate cash or securities with its custodian, so that the amount segregated plus the amount retained by the broker is at least equal to the current value of the securities sold short. At January 31, 2017, the fund had cash collateral held at the broker for securities sold short in the amount of $203,061,494. In addition, at January 31, 2017, the fund had segregated securities at the custodian with market value of $216,191,303 as shown in the Fund's investments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended January 31, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at January 31, 2017:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	832,000	USD	629,163	Citibank N.A.	2/28/2017	$1,432	—	$1,432
AUD	833,000	USD	630,081	National Australia Bank, Ltd.	2/28/2017	1,271	—	1,271
CNY	19,247,000	USD	2,773,063	JPMorgan Chase Bank N.A.	3/15/2017	16,784	—	16,784
EUR	4,749,000	USD	5,050,585	JPMorgan Chase Bank N.A.	3/15/2017	84,969	—	84,969
GBP	1,835,000	USD	2,282,448	JPMorgan Chase Bank N.A.	3/15/2017	28,016	—	28,016
JPY	435,058,000	USD	3,827,883	Barclays Bank PLC Wholesale	2/28/2017	27,911	—	27,911
JPY	330,386,000	USD	2,870,259	JPMorgan Chase Bank N.A.	3/15/2017	60,014	—	60,014
KRW	2,025,704,000	USD	1,709,123	JPMorgan Chase Bank N.A.	3/15/2017	34,695	—	34,695
MXN	48,286,000	USD	2,245,572	JPMorgan Chase Bank N.A.	3/15/2017	56,328	—	56,328

       15

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
SGD	330,000	USD	232,531	Standard Chartered Bank	2/28/2017	1,676	—	1,676
USD	4,766,534	CNY	33,442,000	Standard Chartered Bank	3/15/2017	—	($80,875)	(80,875)
USD	7,494,973	EUR	7,020,000	UBS AG	2/28/2017	—	(90,332)	(90,332)
USD	3,928,629	EUR	3,698,000	JPMorgan Chase Bank N.A.	3/15/2017	—	(70,377)	(70,377)
USD	6,039,670	EUR	5,651,000	Morgan Stanley & Co. International PLC	3/15/2017	—	(71,304)	(71,304)
USD	4,537,184	GBP	3,610,000	Morgan Stanley & Co. International PLC	2/28/2017	—	(6,231)	(6,231)
USD	1,955,015	GBP	1,577,000	Bank of America, N.A.	3/15/2017	—	(30,600)	(30,600)
USD	241,979	GBP	199,000	Barclays Bank PLC Wholesale	3/15/2017	—	(8,584)	(8,584)
USD	1,959,617	GBP	1,549,000	JPMorgan Chase Bank N.A.	3/15/2017	9,257	—	9,257
USD	1,349,869	GBP	1,072,000	Morgan Stanley & Co. International PLC	3/15/2017	104	—	104
USD	2,013,630	JPY	230,320,000	Citibank N.A.	3/15/2017	—	(29,133)	(29,133)
USD	2,872,193	JPY	305,080,000	Credit Agricole CIB	3/15/2017	166,365	—	166,365
USD	2,907,659	KRW	3,432,492,000	Barclays Bank PLC Wholesale	3/15/2017	—	(47,186)	(47,186)
USD	1,827,793	SGD	2,612,000	JPMorgan Chase Bank N.A.	3/15/2017	—	(26,213)	(26,213)
						$488,822	($460,835)	$27,987

Currency Abbreviations
AUD	Australian Dollar	KRW	Korean Won
CNY	Chinese Yuan Renminbi	MXN	Mexicon Peso
EUR	Euro	SGD	Singapore Dollar
GBP	Pound Sterling	USD	U.S. Dollar
JPY	Japanese Yen

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended January 31, 2017, the fund used purchased options to manage against anticipated currency exchange rates and changes in securities markets, gain exposure to foreign currency and to certain securities markets and as a substitute for securities to be purchased.

During the period ended January 31, 2017, the fund wrote option contracts to manage against anticipated currency exchange rates and changes in securities markets, gain exposure to foreign currency and to certain securities markets and as a substitute for securities to be purchased. The following tables summarize the fund's written options activities during the period ended January 31, 2017 and the contracts held at January 31, 2017:

	JPY Notional amount*	USD Notional amount*	Number of contracts*	Premiums received
Outstanding, beginning of period	1,656,081	20,020,323	3,440	$835,131
Options written	471,254	—	6,115	1,543,333
Option closed	(2,127,335)	—	(5,202)	(1,369,265)
Options exercised	—	—	(148)	(244,189)
Options expired	—	—	(335)	(8,361)
Outstanding, end of period	—	20,020,323	3,870	$756,649

*The amounts for options on securities and index options represent number of contracts. The amounts for foreign currency options represent notional amount.

Options on Index (Exchange-traded)

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Puts
S&P 500 Index	1,925.00	Mar 2017	36	$26,689	($6,570)
S&P 500 Index	1,925.00	Jun 2017	14	32,633	(17,360)
			50	59,322	($23,930)

       16

Options on securities (Exchange-traded)

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Puts
iShares Russell 2000 ETF	116.00	Jun 2017	239	$54,003	($37,523)
iShares Russell 2000 ETF	116.00	Mar 2017	724	63,955	(19,186)
iShares Russell 2000 ETF	116.00	May 2017	637	100,618	(73,892)
PowerShares QQQ Trust, Series 1	103.00	Jun 2017	270	39,948	(18,495)
PowerShares QQQ Trust, Series 1	103.00	Mar 2017	682	37,921	(6,479)
Calls
Ensco PLC	14.00	Mar 2017	611	$19,527	($7,638)
Netflix, Inc.	155.00	Mar 2017	265	54,111	(38,425)
Pioneer Natural Resources Company	200.00	Mar 2017	82	26,842	(9,430)
Veeva Systems, Inc.	48.00	Mar 2017	310	29,127	(14,725)
			3,820	$426,052	($225,793)

Foreign currency options (OTC)

Name of issuer	Counterparty	Exercise price	Expiration date		Notional amount	Premium	Value
Call
U.S. Dollar versus Japanese Yen	Goldman Sachs & Company	135.00	Sep 2021	USD	20,020,323	$271,275	($466,894)

Total Return Swaps. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer of the Seller.

During the period ended January 31, 2017, the fund used total return swaps to manage equity exposure. The following table summarizes the total return swap contracts held as of January 31, 2017:

Pay/ receive	Reference entity	Rate	Currency	Notional amount/ contracts	Maturity date	Counterparty	Unrealized appreciation (depreciation)	Market value
Pay	CSI 300 Net Total Return Index	USD- LIBOR BBA	USD	390	Jul 2017	Goldman Sachs & Company	$10,246	$10,246
Pay	CSI 300 Net Total Return Index	USD- LIBOR BBA	USD	290	Jan 2018	Goldman Sachs & Company	9,975	9,975
Receive	PHLX Semiconductor-SOX	USD- LIBOR BBA	USD	917,662	Sep 2017	Goldman Sachs & Company	(25,674)	(25,674)
Receive	STOXX Europe 600 Basic Resources Index	EUR- EURIBOR BBA	EUR	1,496,621	Dec 2017	Goldman Sachs & Company	(17,346)	(17,346)
							($22,798)	($22,798)

The following are abbreviations for the table above:
BBA	The British Bankers' Association
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       17

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	437Q1	01/17
This report is for the information of the shareholders of John Hancock Seaport Fund.		3/17

John Hancock

Enduring Assets Fund

Quarterly portfolio holdings 1/31/17

Fund's investmentsEnduring Assets Fund

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 95.3%		$106,054,839
(Cost $96,834,862)
Canada 7.9%		8,732,884
Canadian National Railway Company	55,414	3,851,406
TransCanada Corp.	103,470	4,881,478
China 6.4%		7,137,902
China Longyuan Power Group Corp., H Shares	4,216,348	3,443,992
ENN Energy Holdings, Ltd.	749,279	3,693,910
France 4.0%		4,451,736
Suez	77,677	1,176,616
Vinci SA	46,723	3,275,120
Germany 4.7%		5,268,313
E.ON SE	529,802	4,081,107
Innogy SE (I)(S)	34,709	1,187,206
Hong Kong 12.1%		13,457,285
Beijing Enterprises Holdings, Ltd.	631,010	3,145,491
Cheung Kong Infrastructure Holdings, Ltd.	444,423	3,573,917
Guangdong Investment, Ltd.	2,596,106	3,221,517
Power Assets Holdings, Ltd.	366,981	3,516,360
Italy 5.1%		5,652,590
Enel SpA	790,672	3,305,507
Snam SpA	616,662	2,347,083
Japan 5.9%		6,601,176
NTT DOCOMO, Inc.	199,595	4,772,329
Osaka Gas Company, Ltd.	487,898	1,828,847
Luxembourg 1.4%		1,513,462
SES SA	77,834	1,513,462
Spain 3.6%		4,059,468
Iberdrola SA	628,967	3,972,640
Iberdrola SA	13,747	86,828
Switzerland 2.9%		3,224,040
Flughafen Zuerich AG	16,394	3,224,040
United Kingdom 9.7%		10,771,496
BT Group PLC	878,416	3,368,737
National Grid PLC	101,875	1,193,281
Severn Trent PLC	123,380	3,536,503
SSE PLC	142,190	2,672,975
United States 31.6%		35,184,487
American Tower Corp.	37,357	3,866,449
Avangrid, Inc.	103,218	4,004,858
Comcast Corp., Class A	55,099	4,155,567
Equity LifeStyle Properties, Inc.	55,734	4,120,972
NextEra Energy, Inc.	41,977	5,193,394
Sempra Energy	37,873	3,877,816
Spectra Energy Corp.	88,180	3,672,697
UGI Corp.	135,707	6,292,734

2SEE NOTES TO FUND'S INVESTMENTS

Enduring Assets Fund

	Par value^	Value
Short-term investments 5.1%		$5,700,000
(Cost $5,700,000)
Repurchase agreement 5.1%		5,700,000
Royal Bank of Scotland Tri-Party Repurchase Agreement dated 1-31-17 at 0.530% to be repurchased at $5,700,084 on 2-1-17, collateralized by $5,830,000 U.S. Treasury Notes, 0.625% due 4-30-18 (valued at $5,814,424, including interest)	5,700,000	5,700,000
Total investments (Cost $102,534,862)† 100.4%		$111,754,839
Other assets and liabilities, net (0.4%)		($494,578)
Total net assets 100.0%		$111,260,261

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $104,054,076. Net unrealized appreciation aggregated to $7,700,763, of which $14,189,722 related to appreciated investment securities and $6,488,959 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 1-31-17:

Utilities	53.8%
Industrials	12.1%
Energy	9.8%
Telecommunication services	7.3%
Real estate	7.2%
Consumer discretionary	5.1%
Short-term investments and other	4.7%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2017, by major security category or type:

	Total value at 1-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Canada	$8,732,884	$8,732,884	—	—
China	7,137,902	—	$7,137,902	—
France	4,451,736	—	4,451,736	—
Germany	5,268,313	—	5,268,313	—
Hong Kong	13,457,285	—	13,457,285	—
Italy	5,652,590	—	5,652,590	—
Japan	6,601,176	—	6,601,176	—
Luxembourg	1,513,462	—	1,513,462	—
Spain	4,059,468	—	4,059,468	—
Switzerland	3,224,040	—	3,224,040	—
United Kingdom	10,771,496	—	10,771,496	—
United States	35,184,487	35,184,487	—	—
Short-term investments	5,700,000	—	5,700,000	—
Total investments in securities	$111,754,839	$43,917,371	$67,837,468	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

       4

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	438Q1	01/17
This report is for the information of the shareholders of John Hancock Enduring Assets Fund.		3/17

John Hancock

Small Cap Core Fund

Quarterly portfolio holdings 1/31/17

Fund's investmentsSmall Cap Core Fund

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 97.2%		$127,795,854
(Cost $100,737,920)
Consumer discretionary 11.4%		14,970,360
Auto components 1.9%
Tenneco, Inc. (I)	37,253	2,512,715
Hotels, restaurants and leisure 1.9%
Vail Resorts, Inc.	14,361	2,463,486
Household durables 1.0%
Tupperware Brands Corp.	21,638	1,306,070
Leisure products 1.2%
Malibu Boats, Inc., Class A (I)	84,585	1,569,898
Media 1.8%
Cinemark Holdings, Inc.	56,755	2,412,088
Specialty retail 3.6%
Build-A-Bear Workshop, Inc. (I)	132,637	1,591,644
Lithia Motors, Inc., Class A	14,110	1,455,023
Williams-Sonoma, Inc.	34,421	1,659,436
Consumer staples 4.8%		6,282,326
Food and staples retailing 1.2%
United Natural Foods, Inc. (I)	33,133	1,514,178
Food products 2.5%
Amira Nature Foods, Ltd. (I)	295,029	1,711,166
TreeHouse Foods, Inc. (I)	21,585	1,637,870
Household products 1.1%
Central Garden & Pet Company, Class A (I)	46,105	1,419,112
Energy 2.6%		3,358,379
Energy equipment and services 2.6%
Patterson-UTI Energy, Inc.	119,771	3,358,379
Financials 17.3%		22,712,874
Banks 12.9%
Access National Corp.	37,271	994,390
Banner Corp.	41,907	2,351,821
Brookline Bancorp, Inc.	125,549	1,977,397
Columbia Banking System, Inc.	53,909	2,143,422
ConnectOne Bancorp, Inc.	66,976	1,654,307
Hope Bancorp, Inc.	133,423	2,789,875
Pacific Continental Corp.	31,069	770,511
Park Sterling Corp.	171,920	2,011,464
Univest Corp. of Pennsylvania	79,987	2,251,634
Capital markets 4.4%
Evercore Partners, Inc., Class A	18,496	1,432,515
Golub Capital BDC, Inc.	94,445	1,764,233
Moelis & Company, Class A	49,133	1,675,435
PennantPark Floating Rate Capital, Ltd.	63,582	895,870
Health care 14.5%		19,123,609
Biotechnology 1.8%
Emergent BioSolutions, Inc. (I)	34,575	1,046,585
Halozyme Therapeutics, Inc. (I)	49,670	573,689

2SEE NOTES TO FUND'S INVESTMENTS

Small Cap Core Fund

	Shares	Value
Health care (continued)
Biotechnology (continued)
MiMedx Group, Inc. (I)	96,921	$783,122
Health care equipment and supplies 7.5%
Globus Medical, Inc., Class A (I)	66,028	1,740,498
Integer Holdings Corp. (I)	22,029	713,740
Integra LifeSciences Holdings Corp. (I)	36,773	1,534,537
Merit Medical Systems, Inc. (I)	97,719	2,482,063
SeaSpine Holdings Corp. (I)	90,780	660,878
The Cooper Companies, Inc.	15,223	2,810,318
Health care providers and services 0.8%
Patterson Companies, Inc.	25,419	1,057,685
Life sciences tools and services 3.5%
Bio-Rad Laboratories, Inc., Class A (I)	16,629	3,160,840
PAREXEL International Corp. (I)	19,945	1,413,901
Pharmaceuticals 0.9%
Nektar Therapeutics (I)	49,342	597,532
Omeros Corp. (I)	56,576	548,221
Industrials 18.7%		24,565,500
Aerospace and defense 0.9%
Esterline Technologies Corp. (I)	13,918	1,192,077
Building products 2.6%
American Woodmark Corp. (I)	27,675	1,970,460
Simpson Manufacturing Company, Inc.	33,483	1,457,180
Commercial services and supplies 6.7%
ABM Industries, Inc.	41,738	1,685,798
Copart, Inc. (I)	26,639	1,511,497
Deluxe Corp.	25,627	1,866,927
Interface, Inc.	73,069	1,329,856
UniFirst Corp.	18,906	2,418,077
Construction and engineering 1.7%
EMCOR Group, Inc.	32,592	2,271,336
Electrical equipment 1.8%
Regal Beloit Corp.	31,568	2,291,837
Machinery 3.6%
CIRCOR International, Inc.	23,280	1,449,878
Luxfer Holdings PLC, ADR	78,412	856,259
The Timken Company	53,964	2,396,002
Trading companies and distributors 1.4%
Watsco, Inc.	12,232	1,868,316
Information technology 18.0%		23,721,348
Electronic equipment, instruments and components 1.4%
AVX Corp.	113,370	1,836,594
Internet software and services 2.8%
Five9, Inc. (I)	117,539	1,817,153
LogMeIn, Inc.	17,691	1,912,397
Semiconductors and semiconductor equipment 4.9%
Integrated Device Technology, Inc. (I)	49,413	1,244,713
MKS Instruments, Inc.	32,294	2,128,175
NVE Corp.	16,440	1,275,580

SEE NOTES TO FUND'S INVESTMENTS3

Small Cap Core Fund

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
ON Semiconductor Corp. (I)	139,641	$1,860,018
Software 8.9%
Barracuda Networks, Inc. (I)	59,627	1,400,638
Cadence Design Systems, Inc. (I)	53,422	1,390,575
Monotype Imaging Holdings, Inc.	53,427	1,170,051
Nice, Ltd., ADR	26,260	1,842,927
SS&C Technologies Holdings, Inc.	54,457	1,749,703
Synchronoss Technologies, Inc. (I)	45,540	1,754,201
Verint Systems, Inc. (I)	36,092	1,348,036
Workiva, Inc. (I)	78,618	990,587
Materials 1.6%		2,050,287
Chemicals 1.6%
HB Fuller Company	41,529	2,050,287
Real estate 7.5%		9,890,089
Equity real estate investment trusts 7.5%
American Assets Trust, Inc.	59,353	2,548,024
EPR Properties	35,013	2,589,912
Retail Opportunity Investments Corp.	121,846	2,583,135
Urban Edge Properties	77,548	2,169,018
Utilities 0.8%		1,121,082
Electric utilities 0.8%
Portland General Electric Company	25,707	1,121,082
Total investments (Cost $100,737,920)† 97.2%		$127,795,854
Other assets and liabilities, net 2.8%		$3,634,357
Total net assets 100.0%		$131,430,211

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $101,290,873. Net unrealized appreciation aggregated to $26,504,981, of which $29,436,666 related to appreciated investment securities and $2,931,685 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	445Q1	01/17
This report is for the information of the shareholders of John Hancock Small Cap Core Fund.		3/17

John Hancock

Value Equity Fund

Quarterly portfolio holdings 1/31/17

Fund's investmentsValue Equity Fund

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 99.2%		$613,698,035
(Cost $550,307,788)
Consumer discretionary 10.8%		66,787,508
Hotels, restaurants and leisure 6.1%
Carnival Corp.	207,200	11,474,736
Norwegian Cruise Line Holdings, Ltd. (I)	220,900	10,382,300
Royal Caribbean Cruises, Ltd.	112,400	10,524,012
SeaWorld Entertainment, Inc. (L)	288,600	5,226,546
Household durables 2.0%
Newell Brands, Inc.	132,200	6,257,026
NVR, Inc. (I)	3,250	6,038,500
Media 1.5%
Twenty-First Century Fox, Inc., Class A	306,100	9,605,418
Textiles, apparel and luxury goods 1.2%
Hanesbrands, Inc.	307,000	7,278,970
Consumer staples 6.8%		41,913,531
Beverages 1.4%
Coca-Cola European Partners PLC	249,000	8,597,970
Food and staples retailing 1.5%
CVS Health Corp.	120,200	9,472,962
Tobacco 3.9%
Altria Group, Inc.	146,200	10,406,516
Philip Morris International, Inc.	75,100	7,219,363
Reynolds American, Inc.	103,388	6,216,720
Energy 10.5%		65,147,527
Energy equipment and services 1.1%
Fairmount Santrol Holdings, Inc. (I)	561,500	7,029,980
Oil, gas and consumable fuels 9.4%
BP PLC, ADR	257,600	9,268,448
Chevron Corp.	88,400	9,843,340
ConocoPhillips	203,600	9,927,536
Hess Corp.	213,000	11,540,340
Kosmos Energy, Ltd. (I)	53,261	348,327
Occidental Petroleum Corp.	130,800	8,864,316
Phillips 66	102,000	8,325,240
Financials 27.9%		172,488,935
Banks 10.6%
Bank of America Corp.	551,900	12,495,016
Citigroup, Inc.	257,000	14,348,310
JPMorgan Chase & Co.	171,400	14,505,582
KeyCorp	230,300	4,138,491
The PNC Financial Services Group, Inc. (I)	78,800	9,492,248
Wells Fargo & Company	189,700	10,685,801
Capital markets 4.0%
Ameriprise Financial, Inc.	67,000	7,522,090
E*TRADE Financial Corp. (I)	214,767	8,043,024
State Street Corp.	116,300	8,862,060
Consumer finance 6.9%
American Express Company	132,500	10,120,350

2SEE NOTES TO FUND'S INVESTMENTS

Value Equity Fund

	Shares	Value
Financials (continued)
Consumer finance (continued)
Capital One Financial Corp.	90,000	$7,865,100
Discover Financial Services	125,700	8,708,496
Navient Corp.	488,700	7,350,048
SLM Corp. (I)	741,400	8,807,832
Diversified financial services 1.5%
Berkshire Hathaway, Inc., Class B (I)	55,500	9,109,770
Insurance 4.3%
American International Group, Inc.	144,600	9,291,996
FNF Group	175,100	6,191,536
Willis Towers Watson PLC	42,900	5,368,077
XL Group, Ltd.	156,300	5,872,191
Thrifts and mortgage finance 0.6%
New York Community Bancorp, Inc.	244,300	3,710,917
Health care 15.3%		94,843,368
Health care equipment and supplies 1.5%
Medtronic PLC	123,400	9,380,868
Health care providers and services 7.6%
Anthem, Inc.	63,800	9,834,132
Cardinal Health, Inc.	128,900	9,662,344
Cigna Corp.	55,700	8,144,454
Express Scripts Holding Company (I)	127,300	8,768,424
UnitedHealth Group, Inc.	64,500	10,455,450
Pharmaceuticals 6.2%
Bayer AG, ADR (L)	54,200	6,033,273
Johnson & Johnson	48,926	5,540,870
Merck & Company, Inc.	99,900	6,192,801
Pfizer, Inc.	244,400	7,754,812
Sanofi, ADR	146,200	5,962,036
Teva Pharmaceutical Industries, Ltd., ADR	212,800	7,113,904
Industrials 11.5%		70,892,617
Aerospace and defense 4.0%
General Dynamics Corp.	33,700	6,102,396
Spirit AeroSystems Holdings, Inc., Class A	151,300	9,085,565
United Technologies Corp.	85,010	9,323,047
Building products 3.0%
Johnson Controls International PLC	228,432	10,046,439
Owens Corning	155,700	8,602,425
Industrial conglomerates 0.9%
Honeywell International, Inc.	47,800	5,655,696
Machinery 2.6%
Deere & Company	63,600	6,808,380
Stanley Black & Decker, Inc.	71,700	8,890,800
Professional services 1.0%
Nielsen Holdings PLC	155,900	6,377,869
Information technology 8.4%		51,955,062
Semiconductors and semiconductor equipment 4.4%
Microchip Technology, Inc.	135,600	9,132,660
QUALCOMM, Inc.	135,561	7,243,024

SEE NOTES TO FUND'S INVESTMENTS3

Value Equity Fund

			Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
	Texas Instruments, Inc.		96,900	$7,319,826
	Versum Materials, Inc. (I)		124,300	3,474,185
Software 2.6%
	Microsoft Corp.		130,400	8,430,360
	Oracle Corp.		187,200	7,508,592
Technology hardware, storage and peripherals 1.4%
	Apple, Inc.		72,900	8,846,415
Materials 7.0%				43,205,068
Chemicals 6.2%
	Air Products & Chemicals, Inc.		62,100	8,679,097
	Celanese Corp., Series A		86,600	7,309,040
	E.I. du Pont de Nemours & Company		125,100	9,445,050
	FMC Corp.		102,300	6,154,368
	LyondellBasell Industries NV, Class A		70,300	6,556,881
Construction materials 0.8%
	CRH PLC, ADR		146,600	5,060,632
Telecommunication services 1.0%				6,464,419
Diversified telecommunication services 1.0%
	Verizon Communications, Inc.		131,900	6,464,419
	Yield (%)		Shares	Value
Securities lending collateral 0.3%				$2,261,638
(Cost $2,261,621)
John Hancock Collateral Trust (W)	0.8662(Y	)	226,010	2,261,638
Short-term investments 0.1%				$334,183
(Cost $334,183)
Money market funds 0.1%				334,183
State Street Institutional Treasury Money Market Fund, Premier Class	0.4211(Y	)	334,183	334,183
Total investments (Cost $552,903,592)† 99.6%				$616,293,856
Other assets and liabilities, net 0.4%				$2,321,192
Total net assets 100.0%				$618,615,048

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-17. The value of securities on loan amounted to $2,214,832.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $552,938,608. Net unrealized appreciation aggregated to $63,355,248, of which $76,541,766 related to appreciated investment securities and $13,186,518 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Value Equity Fund

The fund had the following country composition as a percentage of net assets on 1-31-17:

United States	89.9%
United Kingdom	3.8%
Ireland	2.3%
Israel	1.1%
Germany	1.0%
France	1.0%
Other countries	0.9%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	454Q1	01/17
This report is for the information of the shareholders of John Hancock Value Equity Fund.		3/17

John Hancock

Disciplined Value International Fund

Quarterly portfolio holdings 1/31/17

Fund's investmentsDisciplined Value International Fund

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 94.4%		$598,504,697
(Cost $574,307,146)
Australia 1.1%		7,233,329
Australia & New Zealand Banking Group, Ltd.	325,556	7,233,329
Belgium 1.3%		8,479,508
Ageas	138,120	5,913,950
Ontex Group NV	84,721	2,565,558
Canada 2.9%		18,587,010
Canadian Natural Resources, Ltd.	119,370	3,608,850
Cascades, Inc.	466,292	4,246,348
Cenovus Energy, Inc.	415,153	5,666,180
Husky Energy, Inc. (I)	392,594	5,065,632
Denmark 0.6%		3,815,958
Novo Nordisk A/S, Class B	105,589	3,815,958
France 11.5%		73,175,372
Atos SE	79,286	8,435,583
Bollore SA (I)	1,055,908	4,223,080
Capgemini SA	110,447	8,992,423
Elis SA	246,323	4,410,521
Havas SA	310,478	2,791,998
IPSOS	169,895	5,631,175
LISI	117,374	4,246,647
Sopra Steria Group	84,055	9,745,652
Teleperformance	96,526	10,333,035
TOTAL SA	119,575	6,049,917
Vinci SA	118,627	8,315,341
Germany 12.9%		81,563,815
Allianz SE	25,712	4,370,122
AURELIUS Equity Opportunities SE & Company KGaA	145,369	9,178,871
Bayer AG	32,091	3,564,639
Fresenius SE & Company KGaA	67,103	5,310,847
Henkel AG & Company KGaA	27,698	2,922,754
KION Group AG	71,153	4,336,344
Merck KGaA	137,073	15,123,513
Muenchener Rueckversicherungs-Gesellschaft AG	30,703	5,781,565
Norma Group SE	52,128	2,326,478
ProSiebenSat.1 Media SE	167,537	7,127,246
RIB Software AG	368,266	4,708,469
Siemens AG	129,972	16,812,967
Hong Kong 2.0%		12,709,364
CK Hutchison Holdings, Ltd.	245,412	2,941,307
NewOcean Energy Holdings, Ltd.	4,656,000	1,261,564
WH Group, Ltd. (S)	11,199,500	8,506,493
India 1.1%		7,126,501
ICICI Bank, Ltd., ADR	397,194	3,078,254
Videocon d2h, Ltd., ADR (I)	452,824	4,048,247
Indonesia 0.5%		3,039,608
Bank Rakyat Indonesia Persero Tbk PT	3,461,600	3,039,608

2SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value International Fund

	Shares	Value
Ireland 2.9%		$18,414,650
CRH PLC	377,489	13,173,984
Greencore Group PLC	1,760,460	5,240,666
Italy 0.8%		5,200,143
Maire Tecnimont SpA (L)	1,845,788	5,200,143
Japan 19.2%		121,617,106
Alps Electric Company, Ltd.	184,400	4,911,635
Amano Corp.	316,000	6,050,145
Astellas Pharma, Inc.	683,700	9,176,466
Coca-Cola West Company, Ltd.	269,300	7,816,834
Fuji Electric Company, Ltd.	893,000	5,290,514
Fujitsu General, Ltd.	240,000	4,721,256
Haseko Corp.	597,600	6,586,448
Inpex Corp.	651,000	6,388,385
Matsumotokiyoshi Holdings Company, Ltd.	140,800	7,000,040
Meitec Corp.	55,800	2,095,263
Nippon Telegraph & Telephone Corp.	217,500	9,607,475
Nippon Television Holdings, Inc.	243,200	4,424,376
NSK, Ltd.	484,000	5,875,394
Resona Holdings, Inc.	855,800	4,633,362
Sanwa Holdings Corp.	279,000	2,597,031
Seven & i Holdings Company, Ltd.	120,400	4,807,373
Shinsei Bank, Ltd.	1,948,000	3,350,435
Sumitomo Osaka Cement Company, Ltd.	1,080,000	4,348,857
Suzuki Motor Corp.	184,400	7,116,521
Toho Holdings Company, Ltd.	157,000	3,387,192
Tokio Marine Holdings, Inc.	194,000	8,088,631
Zenkoku Hosho Company, Ltd.	96,600	3,343,473
Malta 0.0%		164,074
BGP Holdings PLC (I)	2,714,128	164,074
Netherlands 2.8%		17,434,438
Koninklijke Ahold Delhaize NV	285,663	6,085,689
Koninklijke Philips NV	248,218	7,283,334
Randstad Holding NV	69,877	4,065,415
Norway 3.1%		19,676,885
Statoil ASA	578,789	10,792,790
Telenor ASA	302,046	4,788,172
Yara International ASA	97,139	4,095,923
South Africa 0.8%		4,890,713
Petra Diamonds, Ltd. (I)	2,561,627	4,890,713
South Korea 0.8%		5,235,180
LG Uplus Corp. (I)	296,630	2,913,622
Samsung Electronics Company, Ltd.	1,365	2,321,558
Sweden 0.5%		2,866,273
SKF AB, B Shares	142,446	2,866,273
Switzerland 6.3%		39,943,485
dorma+kaba Holding AG, Class B (I)	4,109	3,190,370
Dufry AG (I)	27,669	3,949,928
Ferrexpo PLC (I)	2,468,192	4,731,114

SEE NOTES TO FUND'S INVESTMENTS3

Disciplined Value International Fund

			Shares	Value
Switzerland (continued)
	Georg Fischer AG		7,564	$6,233,761
	Roche Holding AG		44,517	10,548,223
	Swiss Re AG		120,816	11,290,089
Taiwan 0.5%				3,131,512
	Hon Hai Precision Industry Company, Ltd.		1,167,700	3,131,512
United Kingdom 21.9%				138,465,838
	Aldermore Group PLC (I)		1,889,761	5,206,205
	AstraZeneca PLC		79,500	4,218,984
	Babcock International Group PLC		646,453	7,280,605
	BAE Systems PLC		401,658	2,950,054
	BT Group PLC		504,786	1,935,861
	Centrica PLC		1,127,798	3,192,816
	Cineworld Group PLC		1,054,392	8,160,521
	Direct Line Insurance Group PLC		1,035,467	4,638,689
	HSBC Holdings PLC		374,979	3,198,914
	Imperial Brands PLC		145,214	6,727,420
	Liberty Global PLC LiLAC, Class C (I)		124,704	2,783,393
	Liberty Global PLC, Series C (I)		82,570	2,900,684
	Lloyds Banking Group PLC		9,463,888	7,762,285
	Micro Focus International PLC		204,544	5,532,839
	Moneysupermarket.com Group PLC		646,703	2,685,730
	Nomad Foods, Ltd. (I)		398,468	4,092,271
	Persimmon PLC		211,237	5,144,963
	Polypipe Group PLC		854,397	3,637,614
	Rightmove PLC		40,300	2,042,693
	Rio Tinto PLC		92,290	4,088,720
	Shawbrook Group PLC (I)(S)		1,632,434	5,138,253
	SSE PLC		195,312	3,671,594
	Tesco PLC (I)		758,261	1,862,714
	Victrex PLC		211,316	5,063,989
	Vodafone Group PLC		2,944,218	7,211,949
	W.S. Atkins PLC		316,933	5,844,845
	WH Smith PLC		248,114	5,100,958
	WM Morrison Supermarkets PLC		1,408,588	4,199,404
	WPP PLC		523,796	12,190,871
United States 0.9%				5,733,935
	Shire PLC		102,988	5,733,935
Preferred securities 0.5%				$2,924,645
(Cost $2,237,704)
South Korea 0.5%				2,924,645
	Samsung Electronics Company, Ltd.		2,164	2,924,645
Rights 0.1%				$238,574
(Cost $0)
France 0.1%				238,574
	Elis SA (I)(N)		231,904	238,574
	Yield (%)		Shares	Value
Securities lending collateral 0.2%				$1,220,747
(Cost $1,220,711)
John Hancock Collateral Trust (W)	0.8662(Y	)	121,992	1,220,747

4SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value International Fund

	Yield (%)		Shares	Value
Short-term investments 6.9%				$43,922,696
(Cost $43,922,696)
Money market funds 6.9%				43,922,696
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.4720(Y	)	43,922,696	43,922,696
Total investments (Cost $621,688,257)† 102.1%				$646,811,359
Other assets and liabilities, net (2.1%)				($13,013,337)
Total net assets 100.0%				$633,798,022

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-17. The value of securities on loan amounted to $1,161,235.
(N)	Strike price and/or expiration date not available.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $624,472,459. Net unrealized appreciation aggregated to $22,338,900, of which $37,136,100 related to appreciated investment securities and $14,797,200 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 1-31-17:

Industrials	19.5%
Financials	15.0%
Consumer discretionary	13.0%
Consumer staples	9.8%
Information technology	9.7%
Health care	9.6%
Materials	7.0%
Energy	6.1%
Telecommunication services	4.2%
Utilities	1.1%
Short-term investments and other	5.0%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2017, by major security category or type:

	Total value at 1-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$7,233,329	—	$7,233,329	—
Belgium	8,479,508	—	8,479,508	—
Canada	18,587,010	$18,587,010	—	—
Denmark	3,815,958	—	3,815,958	—
France	73,175,372	—	73,175,372	—
Germany	81,563,815	—	81,563,815	—
Hong Kong	12,709,364	—	12,709,364	—
India	7,126,501	7,126,501	—	—
Indonesia	3,039,608	—	3,039,608	—
Ireland	18,414,650	—	18,414,650	—
Italy	5,200,143	—	5,200,143	—
Japan	121,617,106	—	121,617,106	—
Malta	164,074	—	—	$164,074
Netherlands	17,434,438	—	17,434,438	—
Norway	19,676,885	—	19,676,885	—
South Africa	4,890,713	—	4,890,713	—
South Korea	5,235,180	—	5,235,180	—
Sweden	2,866,273	—	2,866,273	—
Switzerland	39,943,485	—	39,943,485	—
Taiwan	3,131,512	—	3,131,512	—

       6

	Total value at 1-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United Kingdom	138,465,838	9,776,348	128,689,490	—
United States	5,733,935	—	5,733,935	—
Preferred securities	2,924,645	—	2,924,645	—
Rights	238,574	238,574	—	—
Securities lending collateral	1,220,747	1,220,747	—	—
Short-term investments	43,922,696	43,922,696	—	—
Total investments in securities	$646,811,359	$80,871,876	$565,775,409	$164,074

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	455Q1	01/17
This report is for the information of the shareholders of John Hancock Disciplined Value International Fund.		3/17

John Hancock

Emerging Markets Equity Fund

Quarterly portfolio holdings 1/31/17

Fund's investmentsEmerging Markets Equity Fund

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 91.6%		$776,209,332
(Cost $735,743,832)
Argentina 0.8%		6,709,927
Banco Macro SA, ADR	89,299	6,709,927
Brazil 8.3%		70,108,337
Ambev SA, ADR	1,832,409	9,876,685
BM&F Bovespa SA	1,653,600	9,702,400
CCR SA	1,792,000	8,824,751
Klabin SA	2,064,900	10,643,945
Kroton Educacional SA	2,715,700	11,643,704
Odontoprev SA	2,589,900	9,213,959
Ultrapar Participacoes SA	486,200	10,202,893
China 21.7%		183,829,394
3SBio, Inc. (I)(S)	8,911,500	8,701,710
AAC Technologies Holdings, Inc.	848,000	8,708,700
Alibaba Group Holding, Ltd., ADR (I)	284,797	28,852,784
Anhui Conch Cement Company, Ltd., H Shares	3,596,500	11,573,417
Baidu, Inc., ADR (I)	152,272	26,658,259
Beijing Capital International Airport Company, Ltd., H Shares	9,504,000	9,194,380
China Lodging Group, Ltd., ADR (I)	140,894	7,612,503
CNOOC, Ltd.	19,544,000	24,405,657
Dali Foods Group Company, Ltd. (S)	18,477,000	10,194,363
Ping An Insurance Group Company of China, Ltd., H Shares	4,598,000	23,586,722
Semiconductor Manufacturing International Corp. (I)	7,235,500	9,921,720
Tencent Holdings, Ltd.	551,500	14,419,179
Hong Kong 7.4%		62,548,929
AIA Group, Ltd.	3,276,400	20,285,349
China Mobile, Ltd.	2,096,000	23,585,504
Dah Sing Banking Group, Ltd.	5,219,600	10,178,812
Hong Kong Exchanges & Clearing, Ltd.	351,400	8,499,264
India 12.2%		103,411,030
HDFC Bank, Ltd.	402,480	8,576,807
Housing Development Finance Corp., Ltd.	668,616	13,490,692
ICICI Bank, Ltd.	2,414,733	9,559,335
ICICI Bank, Ltd., ADR	415,507	3,220,179
ITC, Ltd.	2,335,990	8,904,773
Larsen & Toubro, Ltd.	414,902	8,822,468
Reliance Industries, Ltd.	939,212	14,483,862
Tata Motors, Ltd., ADR	375,987	14,648,454
UltraTech Cement, Ltd.	203,030	11,044,797
Vakrangee, Ltd.	2,365,656	10,659,663
Indonesia 4.4%		37,381,187
Astra International Tbk PT	20,949,700	12,489,284
Bank Rakyat Indonesia Persero Tbk PT	10,166,000	8,926,702
Indocement Tunggal Prakarsa Tbk PT	7,444,000	8,379,241
Matahari Department Store Tbk PT	6,852,200	7,585,960
Jordan 1.0%		8,773,021
Hikma Pharmaceuticals PLC	380,885	8,773,021

2SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Equity Fund

			Shares	Value
Mexico 5.2%				$44,342,554
	Fomento Economico Mexicano SAB de CV		1,272,000	9,580,792
	Grupo Aeroportuario del Sureste SAB de CV, B Shares		518,975	7,535,447
	Grupo Financiero Banorte SAB de CV, Series O		1,948,700	9,340,042
	Grupo Mexico SAB de CV, Series B		3,875,400	11,659,558
	Infraestructura Energetica Nova SAB de CV		1,411,400	6,226,715
Peru 1.7%				14,660,654
	Credicorp, Ltd.		89,569	14,660,654
Russia 4.3%				36,055,135
	Magnit PJSC, GDR		274,772	10,086,649
	Sberbank of Russia PJSC, ADR		1,494,873	17,430,219
	Yandex NV, Class A (I)		368,983	8,538,267
South Africa 5.8%				48,814,061
	Mondi PLC		499,926	11,049,479
	Naspers, Ltd., N Shares		237,048	37,764,582
South Korea 5.4%				45,935,561
	Korea Electric Power Corp. (I)		300,460	11,003,754
	LG Household & Health Care, Ltd.		19,457	14,712,918
	NAVER Corp.		18,583	12,138,666
	Samsung Fire & Marine Insurance Company, Ltd.		34,876	8,080,223
Switzerland 1.2%				9,717,430
	Luxoft Holding, Inc. (I)		165,122	9,717,430
Taiwan 8.8%				74,844,161
	Delta Electronics, Inc.		2,122,000	11,852,208
	Taiwan Semiconductor Manufacturing Company, Ltd.		2,452,000	14,611,128
	Taiwan Semiconductor Manufacturing Company, Ltd., ADR		871,655	26,942,856
	Uni-President Enterprises Corp.		7,192,000	12,337,503
	Win Semiconductors Corp.		3,024,840	9,100,466
Thailand 1.5%				12,775,414
	Siam Cement PCL, NVDR		888,750	12,775,414
United Kingdom 1.9%				16,302,537
	Rio Tinto PLC		367,977	16,302,537
Preferred securities 8.0%				$67,795,007
(Cost $50,155,517)
Brazil 1.6%				13,351,189
	Itau Unibanco Holding SA		1,129,973	13,351,189
South Korea 6.4%				54,443,818
	Hyundai Motor Company		101,736	8,158,987
	Samsung Electronics Company, Ltd.		34,247	46,284,831
	Yield (%)		Shares	Value
Short-term investments 0.8%				$6,483,175
(Cost $6,483,175)
Money market funds 0.8%				6,483,175
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.3800(Y	)	6,483,175	6,483,175

SEE NOTES TO FUND'S INVESTMENTS3

Emerging Markets Equity Fund

Yield (%)	Shares	Value
Money market funds (continued)
Total investments (Cost $792,382,524)† 100.4%		$850,487,514
Other assets and liabilities, net (0.4%)		($3,053,440)
Total net assets 100.0%		$847,434,074

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $794,401,432. Net unrealized appreciation aggregated to $56,086,082, of which $73,019,236 related to appreciated investment securities and $16,933,154 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 1-31-17.

Information technology	28.2%
Financials	21.9%
Consumer discretionary	11.8%
Materials	11.0%
Consumer staples	8.9%
Energy	5.8%
Industrials	4.1%
Health care	3.1%
Telecommunication services	2.8%
Utilities	2.0%
Short-term investments and other	0.4%
TOTAL	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2017, by major security category or type:

	Total value at 7-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Argentina	$6,709,927	$6,709,927	—	—
Brazil	70,108,337	9,876,685	$60,231,652	—
China	183,829,394	63,123,546	120,705,848	—
Hong Kong	62,548,929	—	62,548,929	—
India	103,411,030	17,868,633	85,542,397	—
Indonesia	37,381,187	—	37,381,187	—
Jordan	8,773,021	—	8,773,021	—
Mexico	44,342,554	44,342,554	—	—
Peru	14,660,654	14,660,654	—	—
Russia	36,055,135	25,968,486	10,086,649	—
South Africa	48,814,061	—	48,814,061	—
South Korea	45,935,561	—	45,935,561	—
Switzerland	9,717,430	9,717,430	—	—
Taiwan	74,844,161	26,942,856	47,901,305	—
Thailand	12,775,414	—	12,775,414	—
United Kingdom	16,302,537	—	16,302,537	—
Preferred securities	67,795,007	—	67,795,007	—
Short-term investments	6,483,175	6,483,175	—	—
Total investments in securities	$850,487,514	$225,693,946	$624,793,568	—

       5

Securities with a market value of approximately $78,416,318 at the beginning of the year were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant observable inputs.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	456Q1	01/17
This report is for the information of the shareholders of John Hancock Emerging Markets Equity Fund.		3/17

John Hancock

Global Focused Strategies Fund

Quarterly portfolio holdings 1/31/17

Fund's investmentsGlobal Focused Strategies Fund

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 25.8%		$12,605,591
(Cost $12,662,983)
Argentina 2.0%		959,803
Adecoagro SA (I)	3,266	37,788
Banco Macro SA, ADR	1,344	100,988
BBVA Banco Frances SA, ADR	4,339	79,534
Grupo Financiero Galicia SA, ADR	3,069	95,354
Grupo Supervielle SA, ADR (I)	1,999	29,445
IRSA Inversiones y Representaciones SA, ADR (I)	1,501	32,211
MercadoLibre, Inc.	854	158,323
Pampa Energia SA, ADR (I)	1,646	76,440
Petrobras Argentina SA, ADR (I)	5,341	51,274
Telecom Argentina SA, ADR	4,677	90,266
Transportadora de Gas del Sur SA (I)	4,228	44,225
YPF SA, ADR	7,566	163,955
Belgium 0.1%		29,093
Proximus SADP	1,013	29,093
Denmark 0.1%		27,457
TDC A/S (I)	5,211	27,457
Finland 0.1%		32,687
Elisa OYJ	970	32,687
France 0.4%		198,605
Orange SA	12,793	198,605
Germany 0.8%		382,408
Deutsche Telekom AG	20,428	357,635
Freenet AG	824	24,773
Indonesia 3.0%		1,449,279
Adhi Karya Persero Tbk PT	464,900	73,161
Agung Podomoro Land Tbk PT (I)	3,704,500	61,048
AKR Corporindo Tbk PT	145,300	72,670
Alam Sutera Realty Tbk PT (I)	2,495,700	71,443
Bank Central Asia Tbk PT	66,000	75,646
Bank Mandiri Persero Tbk PT	91,900	75,062
Bank Negara Indonesia Persero Tbk PT	185,000	79,043
Bank Rakyat Indonesia Persero Tbk PT	85,200	74,814
Bank Tabungan Negara Persero Tbk PT	571,300	81,542
Bekasi Fajar Industrial Estate Tbk PT	3,565,300	89,233
Bumi Serpong Damai Tbk PT	532,800	73,082
Ciputra Development Tbk PT	640,803	63,375
Indofood Sukses Makmur Tbk PT	124,800	74,072
Intiland Development Tbk PT	1,806,400	61,967
Kawasan Industri Jababeka Tbk PT (I)	3,292,900	71,546
Lippo Karawaci Tbk PT	1,149,500	63,298
Pakuwon Jati Tbk PT	1,436,900	60,316
Summarecon Agung Tbk PT	729,500	71,631
Surya Semesta Internusa Tbk PT	1,789,400	85,139
United Tractors Tbk PT	43,500	71,191
Italy 0.1%		65,022
Telecom Italia SpA (I)	75,614	65,022

2SEE NOTES TO FUND'S INVESTMENTS

Global Focused Strategies Fund

	Shares	Value
Luxembourg 0.1%		$29,603
Globant SA (I)	893	29,603
Netherlands 0.3%		129,229
Altice NV, Class A (I)	3,063	67,245
Koninklijke KPN NV	21,515	61,984
Norway 0.1%		70,433
Telenor ASA	4,443	70,433
Russia 3.2%		1,588,346
Lenta, Ltd. (I)	16,035	126,494
LUKOIL PJSC, ADR	4,552	256,527
Magnit PJSC, GDR	5,174	189,933
Mail.Ru Group, Ltd., GDR (I)	7,854	142,637
RusHydro PJSC, ADR	121,178	205,863
Sberbank of Russia PJSC, ADR	22,914	267,177
VTB Bank PJSC, GDR	96,974	221,120
Yandex NV, Class A (I)	7,718	178,595
Spain 0.6%		284,169
Telefonica SA	29,371	284,169
Sweden 0.1%		70,562
Telia Company AB	17,395	70,562
Switzerland 0.1%		72,348
Swisscom AG	164	72,348
United Kingdom 1.3%		659,477
BT Group PLC	56,070	215,030
Inmarsat PLC	2,852	21,852
Vodafone Group PLC	172,520	422,595
United States 13.3%		6,523,494
Alexandria Real Estate Equities, Inc.	3,090	342,434
Bank of America Corp.	18,841	426,560
BB&T Corp.	2,560	118,246
Boston Properties, Inc.	2,799	366,389
Brixmor Property Group, Inc.	13,966	337,000
Citigroup, Inc.	6,594	368,143
Comerica, Inc.	836	56,455
Douglas Emmett, Inc.	9,433	356,945
Empire State Realty Trust, Inc., Class A	17,255	353,555
Extra Space Storage, Inc.	4,883	351,820
Fifth Third Bancorp	2,978	77,726
GGP, Inc.	13,487	335,017
Hudson Pacific Properties, Inc.	10,044	355,658
Huntington Bancshares, Inc.	3,048	41,239
JPMorgan Chase & Co.	4,611	390,229
KeyCorp	4,478	80,470
M&T Bank Corp.	441	71,693
People's United Financial, Inc.	1,972	36,975
Public Storage	1,654	355,610
Regions Financial Corp.	5,804	83,636
Simon Property Group, Inc.	1,911	351,184
SunTrust Banks, Inc.	1,653	93,923

SEE NOTES TO FUND'S INVESTMENTS3

Global Focused Strategies Fund

					Shares	Value
United States (continued)
The PNC Financial Services Group, Inc.					1,445	$174,065
US Bancorp					3,464	182,380
Vornado Realty Trust					3,538	376,125
Wells Fargo & Company					6,846	385,634
Zions Bancorporation					1,289	54,383
Uruguay 0.1%						33,576
Arcos Dorados Holdings, Inc., Class A (I)					5,789	33,576
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 9.1%						$4,480,115
(Cost $4,479,516)
Australia 0.1%						26,717
BHP Billiton Finance USA, Ltd.	5.000		09-30-43		20,000	22,234
Rio Tinto Finance USA, Ltd.	5.200		11-02-40		4,000	4,483
Belgium 0.4%						189,245
KBC Groep NV (5.625% to 3-19-19, then 5 Year Euro Swap Rate + 4.759%) (Q)	5.625		03-19-19	EUR	174,000	189,245
Canada 0.1%						56,974
Enbridge Inc	5.500		12-01-46		3,000	3,243
Potash Corp. of Saskatchewan, Inc.	3.000		04-01-25		12,000	11,351
Rogers Communications, Inc.	5.000		03-15-44		16,000	16,855
Rogers Communications, Inc.	5.450		10-01-43		4,000	4,478
Royal Bank of Canada	4.650		01-27-26		20,000	21,047
France 1.3%						647,806
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%)	8.125		09-19-33		200,000	216,253
Electricite de France SA (S)	3.625		10-13-25		8,000	8,014
Orange SA	9.000		03-01-31		13,000	19,667
Societe Generale SA (6.750% to 4-7-21, then 5 Year Euro Swap Rate + 5.538%) (Q)	6.750		04-07-21	EUR	174,000	196,122
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18		200,000	207,750
Germany 0.7%						338,368
Aareal Bank AG (7.625% to 4-30-20, then 1 Year Euro Swap Rate + 7.180%) (Q)	7.625		04-30-20	EUR	200,000	219,142
HSH Nordbank AG (P)	0.528		02-14-17	EUR	111,000	119,226
Ireland 0.0%						11,835
Actavis Funding SCS	4.750		03-15-45		12,000	11,835
Netherlands 0.1%						44,365
Deutsche Telekom International Finance BV	8.750		06-15-30		9,000	13,209
Shell International Finance BV	4.000		05-10-46		4,500	4,326
Shell International Finance BV	4.125		05-11-35		24,000	24,317
Teva Pharmaceutical Finance Netherlands III BV	4.100		10-01-46		3,000	2,513
Spain 0.4%						228,641
Banco Bilbao Vizcaya Argentaria SA (P)(Q)	7.000		02-19-19	EUR	200,000	205,988
Telefonica Europe BV	8.250		09-15-30		17,000	22,653
Switzerland 1.1%						523,603
Credit Suisse Group AG	7.125		12-29-49		200,000	201,040
UBS AG (4.750% to 2-12-21, then 5 Year Euro Swap Rate + 3.400%)	4.750		02-12-26	EUR	100,000	117,512
UBS AG (4.750% to 5-22-18, then 5 Year U.S. Swap Rate + 3.765%)	4.750		05-22-23		200,000	205,051
United Kingdom 1.4%						712,470
Barclays Bank PLC	7.625		11-21-22		200,000	219,000

4SEE NOTES TO FUND'S INVESTMENTS

Global Focused Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United Kingdom (continued)
Barclays PLC (7.875% to 9-15-22, then 5 Year British Pound Swap Rate + 6.099%) (Q)	7.875		09-15-22	GBP	200,000	$258,303
British Telecommunications PLC	9.125		12-15-30		13,000	19,587
Rio Tinto Finance USA PLC	4.750		03-22-42		12,000	12,998
The Royal Bank of Scotland Group PLC (7.500% to 8-10-20, then 5 Year U.S. Swap Rate + 5.800%) (Q)	7.500		08-10-20		200,000	194,000
WPP Finance 2010	5.625		11-15-43		8,000	8,582
United States 3.5%						1,700,091
21st Century Fox America, Inc.	3.700		10-15-25		10,000	10,112
21st Century Fox America, Inc.	4.750		09-15-44		8,000	7,990
Abbott Laboratories	4.900		11-30-46		2,000	2,015
Altria Group, Inc.	5.375		01-31-44		16,000	18,152
American Airlines 2015-2 Class AA Pass Through Trust	3.600		03-22-29		3,905	3,925
American International Group, Inc.	4.500		07-16-44		16,000	15,606
Amgen, Inc.	3.125		05-01-25		26,000	25,291
Anadarko Petroleum Corp.	6.600		03-15-46		15,000	18,802
Anheuser-Busch InBev Finance, Inc.	4.700		02-01-36		8,000	8,461
Anheuser-Busch InBev Finance, Inc.	4.900		02-01-46		24,000	25,699
Anthem, Inc.	3.500		08-15-24		12,000	11,946
Anthem, Inc.	6.375		06-15-37		5,000	6,004
AT&T, Inc.	3.400		05-15-25		24,000	22,865
AT&T, Inc.	4.800		06-15-44		4,000	3,701
AT&T, Inc.	5.150		03-15-42		12,000	11,813
Bank of America Corp.	4.450		03-03-26		4,000	4,082
Bank of America Corp.	5.875		02-07-42		29,000	34,943
Baxalta, Inc.	5.250		06-23-45		20,000	21,276
Boston Properties LP	3.650		02-01-26		11,000	10,897
Boston Scientific Corp.	3.850		05-15-25		12,000	12,084
Brixmor Operating Partnership LP	3.850		02-01-25		8,000	7,875
Burlington Northern Santa Fe LLC	3.900		08-01-46		13,000	12,620
Burlington Northern Santa Fe LLC	4.150		04-01-45		7,000	7,060
Cardinal Health, Inc.	4.900		09-15-45		8,000	8,349
Celgene Corp.	5.000		08-15-45		8,000	8,269
Charter Communications Operating LLC	4.908		07-23-25		7,000	7,340
Charter Communications Operating LLC	6.484		10-23-45		8,000	9,095
Chubb INA Holdings, Inc.	4.350		11-03-45		10,750	11,223
Cigna Corp.	5.375		02-15-42		4,000	4,516
Citigroup, Inc.	4.450		09-29-27		4,000	4,058
Citigroup, Inc.	5.500		09-13-25		20,000	21,813
Citigroup, Inc.	5.875		01-30-42		5,000	6,001
Citigroup, Inc.	8.125		07-15-39		5,000	7,437
Comcast Corp.	3.375		08-15-25		4,000	3,990
Comcast Corp.	4.750		03-01-44		20,000	21,216
CVS Health Corp.	5.125		07-20-45		23,000	25,225
Daimler Finance North America LLC	8.500		01-18-31		13,000	19,572
Devon Energy Corp.	4.750		05-15-42		19,000	18,600
Dominion Resources, Inc.	4.700		12-01-44		4,000	4,100
Duke Energy Corp.	3.750		09-01-46		4,000	3,628
Duke Energy Progress LLC	3.250		08-15-25		4,000	4,046
Duke Energy Progress LLC	4.200		08-15-45		20,000	20,393
Eastman Chemical Company	4.650		10-15-44		20,000	20,139
Electronic Arts, Inc.	4.800		03-01-26		25,000	26,672
Eli Lilly & Company	2.750		06-01-25		8,000	7,852

SEE NOTES TO FUND'S INVESTMENTS5

Global Focused Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
Energy Transfer Partners LP	6.125		12-15-45	24,000	$26,170
Enterprise Products Operating LLC	4.900		05-15-46	16,000	16,382
EOG Resources, Inc.	3.900		04-01-35	8,000	7,725
ERP Operating LP	4.500		07-01-44	8,000	8,161
Essex Portfolio LP	3.875		05-01-24	4,000	4,072
Exelon Corp.	5.100		06-15-45	20,000	21,468
Exxon Mobil Corp.	3.567		03-06-45	12,000	11,221
Exxon Mobil Corp.	4.114		03-01-46	4,000	4,085
FedEx Corp.	4.750		11-15-45	8,000	8,250
Florida Power & Light Company	4.050		10-01-44	5,000	5,123
Florida Power & Light Company	5.690		03-01-40	13,000	16,177
Ford Motor Company	4.750		01-15-43	16,000	14,968
General Motors Company	5.200		04-01-45	12,000	11,733
Georgia-Pacific LLC (S)	3.600		03-01-25	15,000	15,205
Gilead Sciences, Inc.	3.500		02-01-25	12,000	12,087
Gilead Sciences, Inc.	4.500		02-01-45	13,000	12,907
GlaxoSmithKline Capital, Inc.	6.375		05-15-38	5,000	6,567
Halliburton Company	3.800		11-15-25	20,000	20,341
Hewlett Packard Enterprise Company	4.900		10-15-25	12,000	12,495
Intel Corp.	3.700		07-29-25	20,000	20,997
International Paper Company	5.150		05-15-46	15,000	15,828
Johnson & Johnson	3.700		03-01-46	20,000	19,488
JPMorgan Chase & Co.	5.625		08-16-43	12,000	13,733
JPMorgan Chase & Co.	6.400		05-15-38	17,000	21,863
Kilroy Realty LP	4.375		10-01-25	8,000	8,241
Kinder Morgan, Inc.	4.300		06-01-25	12,000	12,335
Kraft Heinz Foods Co	3.950		07-15-25	8,000	8,083
Lockheed Martin Corp.	4.700		05-15-46	12,000	12,908
McDonald's Corp.	3.375		05-26-25	8,000	8,006
McDonald's Corp.	4.875		12-09-45	8,000	8,500
Medtronic, Inc.	4.375		03-15-35	20,000	20,920
Merck & Company, Inc.	4.150		05-18-43	24,000	24,471
MetLife, Inc.	4.600		05-13-46	20,000	20,906
Microsoft Corp.	4.450		11-03-45	20,000	20,732
Morgan Stanley	4.000		07-23-25	20,000	20,412
Morgan Stanley	4.350		09-08-26	24,000	24,350
Newell Brands, Inc.	5.500		04-01-46	16,000	18,088
Noble Energy Inc	5.050		11-15-44	3,000	3,066
Noble Energy, Inc.	5.250		11-15-43	11,000	11,445
Occidental Petroleum Corp.	3.500		06-15-25	20,000	20,252
Oncor Electric Delivery Company LLC	3.750		04-01-45	18,000	17,104
Oncor Electric Delivery Company LLC	5.250		09-30-40	5,000	5,869
Oracle Corp.	3.900		05-15-35	20,000	19,671
Pacific Gas & Electric Company	4.250		03-15-46	20,000	20,381
PepsiCo, Inc.	4.450		04-14-46	16,000	17,049
Philip Morris International, Inc.	3.375		08-11-25	12,000	12,085
Philip Morris International, Inc.	4.125		03-04-43	4,000	3,815
Praxair, Inc.	3.200		01-30-26	12,000	12,123
Prudential Financial, Inc.	6.200		11-15-40	5,000	6,202
Reynolds American, Inc.	5.850		08-15-45	13,000	15,106
S&P Global, Inc.	4.400		02-15-26	16,000	16,772
Schlumberger Holdings Corp. (S)	4.000		12-21-25	19,000	19,861

6SEE NOTES TO FUND'S INVESTMENTS

Global Focused Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Simon Property Group LP	4.250		10-01-44		12,000	$11,808
Stryker Corp.	4.625		03-15-46		16,000	16,372
Target Corp.	4.000		07-01-42		12,000	11,691
The Dow Chemical Company	3.500		10-01-24		18,000	18,092
The Dow Chemical Company	4.625		10-01-44		4,000	4,063
The Home Depot, Inc.	4.250		04-01-46		24,000	24,764
The JM Smucker Company	4.375		03-15-45		16,000	15,852
The Kroger Company	3.875		10-15-46		5,000	4,498
The Southern Company	4.400		07-01-46		9,000	8,907
The Travelers Companies, Inc.	4.600		08-01-43		12,000	12,974
The Walt Disney Company	3.000		02-13-26		10,000	9,909
Time Warner, Inc.	3.600		07-15-25		4,000	3,921
Time Warner, Inc.	4.850		07-15-45		12,000	11,743
Union Pacific Corp.	3.799		10-01-51		13,000	12,187
Union Pacific Corp.	4.050		03-01-46		11,000	11,035
United Parcel Service, Inc.	6.200		01-15-38		9,000	11,866
United Technologies Corp.	4.500		06-01-42		16,000	16,838
UnitedHealth Group, Inc.	3.750		07-15-25		4,000	4,155
UnitedHealth Group, Inc.	4.750		07-15-45		20,000	21,932
Verizon Communications, Inc.	3.500		11-01-24		8,000	7,946
Verizon Communications, Inc.	4.672		03-15-55		12,000	10,785
Verizon Communications, Inc.	6.550		09-15-43		13,000	16,035
Virginia Electric & Power Company	4.650		08-15-43		12,000	13,066
Wal-Mart Stores, Inc.	3.300		04-22-24		4,000	4,108
Wal-Mart Stores, Inc.	5.250		09-01-35		33,000	38,799
Waste Management, Inc.	4.100		03-01-45		12,000	11,919
Wells Fargo & Company	4.100		06-03-26		17,000	17,205
Wells Fargo & Company	5.375		02-07-35		13,000	14,809
WestRock MWV LLC	8.200		01-15-30		7,000	9,371
Williams Partners LP	5.100		09-15-45		21,000	20,889
U.S. Government and Agency obligations 14.4%						$7,074,413
(Cost $7,081,862)
United States 14.4%						7,074,413
U.S. Treasury Inflation Protected Security	0.625		01-15-24		6,650,000	7,074,413
Foreign government obligations 2.9%						$1,407,218
(Cost $1,531,594)
Indonesia 2.9%						1,407,218
Republic of Indonesia
Bond	8.250		05-15-36	IDR	6,207,000,000	467,282
Bond	8.750		05-15-31	IDR	5,957,000,000	469,110
Bond	8.375		09-15-26	IDR	5,995,000,000	470,826
	Yield	* (%)	Maturity date	Par value^		Value
Short-term investments 42.8%						$20,928,579
(Cost $20,928,370)
Certificate of deposit 6.1%						2,999,990
Natixis SA	1.020		04-03-17		1,000,000	1,000,000
Sumitomo Mitsui Financial Group, Inc.	0.810		02-17-17		1,000,000	1,000,160
The Toronto-Dominion Bank	1.000		04-27-17		1,000,000	999,830
Commercial paper 7.1%						3,497,455
Agence Centrale Organismes	0.988		02-28-17		500,000	499,726

SEE NOTES TO FUND'S INVESTMENTS7

Global Focused Strategies Fund

	Yield	* (%)	Maturity date	Par value^		Value
Commercial paper (continued)
Banque Federative du Credit Mutuel SA	0.918		02-15-17		1,000,000	$999,745
Dekabank Deutsche Girozentrale	0.899		02-06-17		1,000,000	999,910
NRW.BANK	0.968		04-18-17		1,000,000	998,074
Time deposits 17.1%						8,344,133
BNP Paribas	0.640		02-01-17		1,959,226	1,959,226
Danske Bank	0.600		02-01-17		1,800,240	1,800,240
KBC Bank NV	0.600		02-01-17		1,784,273	1,784,273
Lloyd's	0.600		02-01-17		1,500,200	1,500,200
Societe' Generale	0.670		02-01-17		1,300,194	1,300,194
U.S. Government 8.2%						3,996,368
U.S. Treasury Bill (D)	0.384		03-23-17		2,000,000	1,998,730
U.S. Treasury Bill	0.516		04-27-17		2,000,000	1,997,638
			Yield (%	)	Shares	Value
Money market funds 4.3%						2,090,633
BlackRock Cash Funds - Prime, Institutional Class			0.6729(Y	)	2,090,633	2,090,633
Total investments (Cost $46,684,325)† 95.0%						$46,495,916
Other assets and liabilities, net 5.0%						$2,445,074
Total net assets 100.0%						$48,940,990

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(I)	Non-income producing security.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $46,695,204. Net unrealized depreciation aggregated to $199,288, of which $759,976 related to appreciated investment securities and $959,264 related to depreciated investment securities.

8SEE NOTES TO FUND'S INVESTMENTS

Global Focused Strategies Fund

The fund had the following sector composition as a percentage of net assets on 1-31-17:

U.S. Government	14.4%
Financials	13.8%
Real estate	9.4%
Telecommunication services	4.5%
Foreign government obligations	2.9%
Energy	1.7%
Consumer staples	1.3%
Information technology	1.2%
Utilities	0.9%
Industrials	0.7%
Consumer discretionary	0.6%
Health care	0.5%
Materials	0.3%
Short-term investments and other	47.8%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS9

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2017, by major security category or type:

	Total value at 1-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks	$12,605,591	$7,992,248	$4,613,343	—
Corporate bonds	4,480,115	—	4,480,115	—
U.S. Government and Agency obligations	7,074,413	—	7,074,413	—
Foreign government obligations	1,407,218	—	1,407,218	—
Short-term investments	20,928,579	2,090,633	18,837,946	—
Total investments in securities	$46,495,916	$10,082,881	$36,413,035	—
Other financial instruments:
Futures	$436,348	$341,998	$94,350	—
Forward foreign currency contracts	174,348	—	174,348	—
Written options	(26,400)	(26,400)	—	—
Inflation swaps	(189,287)	—	(189,287)	—
Interest rate swaps	(47,778)	—	(47,778)	—
Credit default swaps	158,964	—	158,964	—
Total return swaps	(160,946)	—	(160,946)	—
Variance swaps	45,412	—	45,412	—

       10

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended January 31, 2017, the fund used futures contracts to manage against anticipated changes in securities markets and interest rate changes, gain exposure to certain securities markets and foreign bond markets, maintain diversity and liquidity of the fund and to add manage exposure to equity volatility. The following table summarizes the contracts held at January 31, 2017.

Open Contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Australia 10-Year Bond Futures	94	Long	Mar 2017	$9,048,328	$9,146,164	$97,836
Euro Stoxx 50 Index Futures	69	Long	Mar 2017	2,443,677	2,411,853	(31,824)
Euro Stoxx 50 Index Dividend Futures	343	Long	Dec 2019	4,079,797	4,161,839	82,042
Euro Stoxx 50 Index Dividend Futures	125	Long	Dec 2020	1,493,766	1,462,730	(31,036)
FTSE 100 Index Futures	17	Long	Mar 2017	1,495,006	1,510,391	15,385
Hang Seng Index Futures	10	Long	Feb 2017	1,476,272	1,496,155	19,883
Long Gilt Futures	33	Long	Mar 2017	5,115,263	5,142,356	27,093
Mini MSCI Emerging Markets Index Future	3	Long	Mar 2017	134,884	137,265	2,381
S&P MidCap 400 E-Mini Futures	17	Long	Mar 2017	2,870,683	2,865,350	(5,333)
SGX MSCI Singapore Index Futures	43	Long	Feb 2017	1,028,518	1,030,280	1,762
Tokyo Price Index Futures	19	Long	Mar 2017	2,475,891	2,548,596	72,705
VSTOXX Mini Futures	235	Long	Feb 2017	608,405	460,436	(147,969)
VSTOXX Mini Futures	235	Long	Mar 2017	613,751	494,683	(119,068)
10-Year U.S. Treasury Note Futues	155	Short	Mar 2017	(19,385,567)	(19,292,656)	92,911
CBOE Volatility Index Futures	34	Short	Feb 2017	(587,731)	(439,450)	148,281
CBOE Volatility Index Futures	33	Short	Mar 2017	(593,231)	(472,725)	120,506
Euro-OAT Futures	35	Short	Mar 2017	(5,674,113)	(5,586,927)	87,186
U.S. Treasury Long Bond Futures	3	Short	Mar 2017	(457,781)	(452,531)	5,250
U.S. Treasury Ultra Bond Futures	7	Short	Mar 2017	(1,123,170)	(1,124,813)	(1,643)
						$436,348

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended January 31, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and maintain diversity and liquidity of the fund. The following table summarizes the contracts held at January 31, 2017.

       11

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
BRL	5,811,700	USD	1,631,858	HSBC	2/24/2017	$202,872	—	$202,872
CHF	105,507	USD	104,788	Barclays Capital	2/22/2017	1,934	—	1,934
CNY	4,805,000	USD	694,765	HSBC	2/27/2017	2,425	—	2,425
DKK	1,596,984	USD	228,759	Merrill Lynch	2/22/2017	3,245	—	3,245
EUR	71,469	USD	76,842	Bank National Paris	2/22/2017	363	—	363
EUR	85,677	USD	92,630	Barclays Capital	2/22/2017	—	($77)	(77)
EUR	49,935	USD	53,676	Citigroup	2/22/2017	267	—	267
EUR	1,393,471	USD	1,484,248	Morgan Stanley Dean Witter	2/22/2017	21,042	—	21,042
GBP	7,639	USD	9,430	Morgan Stanley Dean Witter	4/11/2017	196	—	196
GBP	1,307,513	USD	1,595,096	Societe General	4/11/2017	52,442	—	52,442
HKD	3,978,420	USD	513,361	Societe General	4/11/2017	—	(233)	(233)
HUF	22,966,378	USD	76,758	Barclays Capital	2/22/2017	3,260	—	3,260
HUF	13,698,869	USD	45,979	Societe General	2/22/2017	1,749	—	1,749
IDR	3,270,000,000	USD	238,894	HSBC	2/27/2017	5,467	—	5,467
INR	8,000,000	USD	116,618	HSBC	2/27/2017	933	—	933
JPY	5,338,869	USD	49,726	Bank National Paris	2/22/2017	—	(2,417)	(2,417)
JPY	16,150,000	USD	137,893	Societe General	2/22/2017	5,212	—	5,212
JPY	268,300,000	USD	2,363,178	Societe General	3/15/2017	16,283	—	16,283
MXN	349,871	USD	16,109	Barclays Capital	2/22/2017	624	—	624
MXN	1,567,014	USD	72,137	Societe General	2/22/2017	2,807	—	2,807
PEN	8,385,000	USD	2,428,323	HSBC	2/27/2017	128,570	—	128,570
SEK	27,900,000	EUR	2,818,922	HSBC	2/10/2017	146,771	—	146,771
SEK	2,039,997	USD	228,601	Bank National Paris	2/22/2017	4,805	—	4,805
SEK	1,000,000	USD	108,984	Barclays Capital	2/22/2017	5,431	—	5,431
TRY	335,772	USD	94,366	Merrill Lynch	2/22/2017	—	(5,833)	(5,833)
TWD	4,397,241	USD	139,728	HSBC	2/24/2017	628	—	628
USD	225,067	BRL	800,000	HSBC	2/24/2017	—	(27,490)	(27,490)
USD	172,580	CHF	170,826	Bank National Paris	2/22/2017	—	(212)	(212)
USD	12,902	CHF	12,996	Merrill Lynch	2/22/2017	—	(244)	(244)
USD	692,413	CNY	4,805,000	HSBC	2/27/2017	—	(4,777)	(4,777)
USD	148,552	DKK	1,022,105	Bank National Paris	2/22/2017	65	—	65
USD	5,057	DKK	35,176	Citigroup	2/22/2017	—	(53)	(53)
USD	86,869	DKK	598,174	Merrill Lynch	2/22/2017	—	(32)	(32)
USD	11,334	DKK	79,124	Societe General	2/22/2017	—	(161)	(161)
USD	3,568,025	EUR	3,353,614	Bank National Paris	2/22/2017	—	(54,699)	(54,699)
USD	195,248	EUR	182,565	Citigroup	2/22/2017	—	(1,966)	(1,966)
USD	12,717	EUR	11,903	Merrill Lynch	2/22/2017	—	(141)	(141)
USD	131,520	EUR	125,111	Societe General	2/22/2017	—	(3,630)	(3,630)
USD	1,951,090	GBP	1,560,000	Bank National Paris	2/27/2017	—	(12,178)	(12,178)
USD	913,196	GBP	723,000	Societe General	2/27/2017	3,296	—	3,296
USD	135,739	GBP	110,000	Citigroup	4/11/2017	—	(2,867)	(2,867)
USD	2,455,798	GBP	1,997,238	Societe General	4/11/2017	—	(60,829)	(60,829)
USD	245,157	HKD	1,900,000	HSBC	4/11/2017	99	—	99
USD	265,145	HKD	2,055,086	Societe General	4/11/2017	83	—	83
USD	110,579	HUF	31,739,597	Societe General	2/22/2017	—	(5)	(5)
USD	1,601,321	IDR	21,954,000,000	HSBC	2/27/2017	—	(39,258)	(39,258)
USD	127,516	INR	8,700,000	HSBC	2/27/2017	—	(322)	(322)
USD	294,981	JPY	34,000,000	Deutsche Bank	2/22/2017	—	(6,294)	(6,294)
USD	4,333,350	KRW	5,099,000,000	HSBC	2/27/2017	—	(55,497)	(55,497)
USD	91,287	MXN	1,888,871	Societe General	2/22/2017	950	—	950
USD	13026	NOK	110760	Merrill Lynch	2/22/2017	—	(404)	(404)
USD	58,787	NOK	498,365	Societe General	2/22/2017	—	(1,644)	(1,644)
USD	1,317,192	RUB	86,500,000	HSBC	2/27/2017	—	(112,746)	(112,746)

       12

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	398,463	SEK	3,658,329	Societe General	2/22/2017	—	(20,104)	(20,104)
USD	104,551	TRY	351,793	Societe General	2/22/2017	11,793	—	11,793
USD	2,708,911	TWD	86,160,000	HSBC	2/24/2017	—	(41,245)	(41,245)
USD	138,166	ZAR	2,000,000	Morgan Stanley Dean Witter	2/22/2017	—	(9,773)	(9,773)
ZAR	2,800,000	USD	194,231	Merrill Lynch	2/22/2017	12,885	—	12,885
ZAR	502,841	USD	34,213	Morgan Stanley Dean Witter	2/22/2017	2,982	—	2,982
						$611,819	($279,138)	$174,348

Currency abbreviations
AUD	Austrailian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	KRW	Korean Won
CNY	Chinese Yuan Renminbi	MXN	Mexican Peso
DKK	Danish Krone	NOK	Norwegian Krone
EUR	Euro	PEN	Peruvian Nuevo Sol
GBP	Pound Sterling	SEK	Swedish Krona
HKD	Hong Kong Dollar	TRY	Turkish Lira
HUF	Hungarian Forint	TWD	Taiwan New Dollar
IDR	Indonesian Rupiah	USD	U.S. Dollar
INR	Indian Rupee	ZAR	South African Rand

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended January 31, 2017, the fund used purchased options to manage against anticipated changes in securities markets, gain exposure to certain securities markets and to maintain diversity and liquidity of the fund.

During the period ended January 31, 2017, the fund wrote option contracts to manage against anticipated changes in securities markets and currency exchange rates, gain exposure to certain securities markets and foreign currencies and to maintain diversity and liquidity of the fund. The following tables summarize the fund's written options activities during the period ended January 31, 2017 and the contracts held at January 31, 2017.

	Number of contracts	EUR notional amount*	Premiums received
Outstanding, beginning of period	—	5,610,000	$74,930
Options written	8	—	26,390
Option closed	—	(5,610,000)	(74,930)
Options exercised	—	—	—
Options expired	—	—	—
Outstanding, end of period	8	—	$26,390

*The amounts for index options represent number of contracts. The amounts for foreign currency options represent notional amount.

Index options

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
S&P 500 Index	$2,275	03/17/2017	4	$11,715	($13,800)
Puts
S&P 500 Index	$2,275	3/17/2017	4	14,675	(12,600)
				$26,390	($26,400)

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps).

       13

Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended January 31, 2017, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity and liquidity of the fund and to gain exposure to the treasuries market. The following table summarizes the interest rate swap contracts held as of January 31, 2017.

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally Cleared Swaps
	736,000,000	JPY	7,075,222	6 Month LIBOR	Fixed 0.2425%	Sep 2028	—	(90,035)	(90,035)
	68,700,000	JPY	611,074	6 Month LIBOR	Fixed 0.3000%	Dec 2028	—	(6,090)	(6,090)
	373,000,000	JPY	3,585,677	Fixed 0.5475%	6 Month LIBOR	Sep 2038	—	168,844	168,844
	37,300,000	JPY	331,777	Fixed 0.6400%	6 Month LIBOR	Dec 2038	—	$11,893	$11,893
	157,000,000	SEK	16,783,097	3 Month STIBOR	Fixed 0.4310%	Dec 2020	—	(59,671)	(59,671)
			$28,386,847				$0	($47,778)	($47,778)

The following are abbreviations for the table above:
JPY	Japanese Yen
SEK	Swedish Krona
LIBOR	London Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended January 31, 2017, the fund used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the fund held as of January 31, 2017 as a Buyer of protection.

Reference obligation	Notional amount	Currency	USD notional amount	(Pay) fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally Cleared Swaps
ITRAXX.ASIA.IG.25.V1 5Y	4,910,000	USD	$4,910,000	(1.00)%	Dec 2021	$50,277	($14,952)	$35,325

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

       14

The fund used CDS as a Seller of protection during the period ended January 31, 2017 to take a long position in the exposure of the benchmark credit. The following table summarizes the credit default swap contracts the fund held as of January 31, 2017 where the fund acted as a Seller of protection.

Reference obligation	Implied credit spread 1-31-17	Notional amount	Currency	Received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally Cleared Swaps
CDX.NA.IGS.27.V1 5Y	0.712%	7,370,000	USD	1.000%	Dec 2021	$76,751	$46,888	$123,639

Total Return Swaps. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer of the Seller.

During the period ended January 31, 2017, the fund used total return swaps to manage against anticipated changes in securities, gain exposure to certain securities markets and to maintain diversity and liquidity of the fund. The following table summarizes the total return swap contracts held as of January 31, 2017.

Pay/ receive	Reference entity	Floating rate	Currency	Notional amount/ contract amount	Maturity date	Counterparty	Unrealized appreciation (depreciation)	Market value
Pay	Indice Bovespa	LIBOR - BBA	USD	1,442,936	Sep 2017	BNP Paribas Securities Corp.	($157,354)	($157,354)
Pay	Debenhams PLC	LIBOR - BBA	GBP	102,393	Apr 2017	BNP Paribas Securities Corp.	6,076	6,076
Pay	Kingfisher PLC	LIBOR - BBA	GBP	37,127	Sep 2017	BNP Paribas Securities Corp.	698	698
Pay	Kingfisher PLC	LIBOR - BBA	GBP	132,570	Apr 2017	BNP Paribas Securities Corp.	5,752	$5,752
Pay	Marks & Spencer Group PLC	LIBOR - BBA	GBP	83,239	Sep 2017	BNP Paribas Securities Corp.	(471)	(471)
Pay	Marks & Spencer Group PLC	LIBOR - BBA	GBP	110,849	Apr 2017	BNP Paribas Securities Corp.	2,813	2,813
Pay	WM Morrison Supermarkets	LIBOR - BBA	GBP	173,499	Apr 2017	BNP Paribas Securities Corp.	4,354	$4,354
Pay	Sainsbury PLC	LIBOR - BBA	GBP	71,867	Apr 2017	BNP Paribas Securities Corp.	1,752	1,752
Pay	Sainsbury PLC	LIBOR - BBA	GBP	133,320	Apr 2017	BNP Paribas Securities Corp.	3,256	3,256
Pay	Tesco PLC	LIBOR - BBA	GBP	54,167	Sep 2017	BNP Paribas Securities Corp.	139	$139
Pay	Tesco PLC	LIBOR - BBA	GBP	156,045	Apr 2017	BNP Paribas Securities Corp.	8,405	8,405
Pay	Wharf Holdings Ltd.	HIBOR	HKD	974,100	Nov 2017	BNP Paribas Securities Corp.	(2,696)	(2,696)
Pay	Henderson Land Development	HIBOR	HKD	986,700	Nov 2017	BNP Paribas Securities Corp.	(401)	($401)
Pay	Sun Hung Kai Properties	HIBOR	HKD	1,057,000	Nov 2017	BNP Paribas Securities Corp.	(2,144)	(2,144)
Pay	New World Development Ltd.	HIBOR	HKD	971,190	Nov 2017	BNP Paribas Securities Corp.	(1,221)	(1,221)
Pay	Sino Land Company	HIBOR	HKD	557,040	Nov 2017	BNP Paribas Securities Corp.	(1,336)	($1,336)
Pay	Sino Land Company	HIBOR	HKD	557,040	Nov 2017	BNP Paribas Securities Corp.	(1,336)	(1,336)
Pay	Kerry Properties Ltd.	HIBOR	HKD	159,717	Nov 2017	BNP Paribas Securities Corp.	48	48
Pay	Kerry Properties Ltd.	HIBOR	HKD	406,331	Nov 2017	BNP Paribas Securities Corp.	121	$121
Pay	Kerry Properties Ltd.	HIBOR	HKD	406,353	Nov 2017	BNP Paribas Securities Corp.	121	121
Pay	Capitaland Ltd.	SIBOR - BBA	SGD	178,920	Nov 2017	BNP Paribas Securities Corp.	(5,629)	(5,629)
Pay	City Develpments Ltd.	SIBOR - BBA	SGD	90,390	Nov 2017	BNP Paribas Securities Corp.	(2,673)	($2,673)
Pay	City Develpments Ltd.	SIBOR - BBA	SGD	90,354	Nov 2017	BNP Paribas Securities Corp.	(2,672)	(2,672)
Pay	UOL Group Ltd	SIBOR - BBA	SGD	44,295	Nov 2017	BNP Paribas Securities Corp.	(703)	(703)
Pay	UOL Group Ltd	SIBOR - BBA	SGD	44,700	Nov 2017	BNP Paribas Securities Corp.	(710)	($710)
Pay	UOL Group Ltd	SIBOR - BBA	SGD	44,900	Nov 2017	BNP Paribas Securities Corp.	(713)	(713)
Pay	UOL Group Ltd	SIBOR - BBA	SGD	44,906	Nov 2017	BNP Paribas Securities Corp.	(713)	(713)
Pay	HongKong Land Holdings Ltd.	LIBOR - BBA	USD	64,288	Nov 2017	BNP Paribas Securities Corp.	1,857	$1,857
Pay	HongKong Land Holdings Ltd.	LIBOR - BBA	USD	64,288	Nov 2017	BNP Paribas Securities Corp.	1,857	1,857
Pay	Debenhams PLC	LIBOR - BBA	GBP	7,607	Sep 2017	Goldman Sachs	188	188
Pay	Debenhams PLC	LIBOR - BBA	GBP	64,455	Sep 2017	Goldman Sachs	1,589	$1,589
Pay	Wharf Holdings Ltd.	HIBOR	HKD	161,400	Jun 2017	HSBC	(1,830)	(1,830)
Pay	Henderson Land Development	HIBOR	HKD	183,920	Jun 2017	HSBC	(701)	(701)
Pay	Sun Hung Kai Properties	HIBOR	HKD	201,400	Jun 2017	HSBC	(1,718)	($1,718)
Pay	New World Development Ltd.	HIBOR	HKD	202,320	Jun 2017	HSBC	(1,754)	(1,754)
Pay	Sino Land Company	HIBOR	HKD	47,600	Jun 2017	HSBC	(513)	(513)
Pay	Sino Land Company	HIBOR	HKD	190,400	Jun 2017	HSBC	(2,054)	($2,054)
Pay	Kerry Properties Ltd.	HIBOR	HKD	311,025	Jun 2017	HSBC	(1,108)	(1,108)
Pay	Capitaland Ltd.	SIBOR - BBA	SGD	28,785	Jun 2017	HSBC	(1,746)	(1,746)

       15

Pay/ receive	Reference entity	Floating rate	Currency	Notional amount/ contract amount	Maturity date	Counterparty	Unrealized appreciation (depreciation)	Market value
Pay	City Develpments Ltd.	SIBOR - BBA	SGD	32,409	Jun 2017	HSBC	(2,538)	($2,538)
Pay	UOL Group Ltd	SIBOR - BBA	SGD	31,314	Jun 2017	HSBC	(825)	(825)
Pay	HongKong Land Holdings Ltd.	LIBOR - BBA	USD	21,483	Jun 2017	HSBC	(784)	(784)
Pay	Clicks Group Ltd.	JIBAR-SAFEX	ZAR	201,796	Jun 2017	HSBC	(767)	($767)
Pay	Clicks Group Ltd.	JIBAR-SAFEX	ZAR	1,644,256	Apr 2017	HSBC	(4,638)	(4,638)
Pay	Growthpoint Properties Ltd.	JIBAR-SAFEX	ZAR	294,870	Jun 2017	HSBC	(197)	(197)
Pay	Growthpoint Properties Ltd.	JIBAR-SAFEX	ZAR	1,635,330	Apr 2017	HSBC	309	$309
Pay	Hyprop Investments Ltd.	JIBAR-SAFEX	ZAR	358,530	Dec 2017	HSBC	(74)	(74)
Pay	Hyprop Investments Ltd.	JIBAR-SAFEX	ZAR	238,837	Jun 2017	HSBC	(44)	(44)
Pay	Hyprop Investments Ltd.	JIBAR-SAFEX	ZAR	1,490,298	Apr 2017	HSBC	477	$477
Pay	MR Price Group Ltd.	JIBAR-SAFEX	ZAR	610,000	Dec 2017	HSBC	(2,960)	(2,960)
Pay	MR Price Group Ltd.	JIBAR-SAFEX	ZAR	181,352	Jun 2017	HSBC	(206)	(206)
Pay	MR Price Group Ltd.	JIBAR-SAFEX	ZAR	1,249,337	Apr 2017	HSBC	(5,402)	($5,402)
Pay	Massmart Holdings Ltd.	JIBAR-SAFEX	ZAR	319,030	Jun 2017	HSBC	(1,165)	(1,165)
Pay	Massmart Holdings Ltd.	JIBAR-SAFEX	ZAR	1,490,913	Apr 2017	HSBC	(3,129)	(3,129)
Pay	Pick N Pay Stores Ltd.	JIBAR-SAFEX	ZAR	400,500	Dec 2017	HSBC	(675)	($675)
Pay	Pick N Pay Stores Ltd.	JIBAR-SAFEX	ZAR	142,275	Jun 2017	HSBC	(671)	(671)
Pay	Pick N Pay Stores Ltd.	JIBAR-SAFEX	ZAR	1,592,663	Apr 2017	HSBC	(1,351)	(1,351)
Pay	Redefine Properties Ltd.	JIBAR-SAFEX	ZAR	163,500	Dec 2017	HSBC	(250)	($250)
Pay	Redefine Properties Ltd.	JIBAR-SAFEX	ZAR	447,511	Jun 2017	HSBC	1,189	1,189
Pay	Redefine Properties Ltd.	JIBAR-SAFEX	ZAR	1,397,388	Apr 2017	HSBC	(510)	(510)
Pay	Shoprite Holdings Ltd.	JIBAR-SAFEX	ZAR	291,594	Jun 2017	HSBC	(660)	($660)
Pay	Shoprite Holdings Ltd.	JIBAR-SAFEX	ZAR	1,753,389	Apr 2017	HSBC	1,092	1,092
Pay	SPAR Group Ltd.	JIBAR-SAFEX	ZAR	295,636	Jun 2017	HSBC	903	903
Pay	SPAR Group Ltd.	JIBAR-SAFEX	ZAR	1,556,436	Apr 2017	HSBC	3,404	$3,404
Pay	The Foschini Group Ltd.	JIBAR-SAFEX	ZAR	250,568	Jun 2017	HSBC	(500)	(500)
Pay	The Foschini Group Ltd.	JIBAR-SAFEX	ZAR	1,981,320	Apr 2017	HSBC	3,967	3,967
Pay	Truworths International Ltd.	JIBAR-SAFEX	ZAR	161,000	Dec 2017	HSBC	(59)	($59)
Pay	Truworths International Ltd.	JIBAR-SAFEX	ZAR	212,528	Jun 2017	HSBC	(74)	(74)
Pay	Truworths International Ltd.	JIBAR-SAFEX	ZAR	1,638,491	Apr 2017	HSBC	3,797	3,797
Pay	Henderson Land Development	HIBOR	HKD	673,530	Apr 2017	HSBC	(292)	($292)
Pay	Sun Hung Kai Properties	HIBOR	HKD	634,200	Apr 2017	HSBC	(1,304)	(1,304)
Pay	New World Development Ltd.	HIBOR	HKD	641,520	Apr 2017	HSBC	(824)	(824)
Pay	Wharf Holdings Ltd.	HIBOR	HKD	802,200	Apr 2017	HSBC	(2,242)	($2,242)
Pay	Kerry Properties Ltd.	HIBOR	HKD	596,700	Apr 2017	HSBC	184	184
Pay	Sino Land Company	HIBOR	HKD	633,000	Apr 2017	HSBC	(1,536)	(1,536)
Pay	Capitaland Ltd.	SIBOR - BBA	SGD	137,340	Apr 2017	HSBC	(4,317)	($4,317)
Pay	City Develpments Ltd.	SIBOR - BBA	SGD	133,786	Apr 2017	HSBC	(3,950)	(3,950)
Pay	UOL Group Ltd	SIBOR - BBA	SGD	152,012	Apr 2017	HSBC	(2,408)	(2,408)
Pay	HongKong Land Holdings Ltd.	LIBOR - BBA	USD	106,335	Apr 2017	HSBC	3,081	$3,081
Pay	WM Morrison Supermarkets	LIBOR - BBA	GBP	30,427	Sep 2017	Societe Generale Paris	669	669
Pay	Sainsbury PLC	LIBOR - BBA	GBP	63,051	Sep 2017	Societe Generale Paris	581	581
Pay	TOPIX Index	LIBOR - BBA	JPY	287,168,120	Apr 2017	BNP Paribas Securities Corp.	63,409	$63,409
Pay	Source Cons Stap	LIBOR - BBA	USD	2,420,022	Nov 2017	Goldman Sachs	(46,486)	(46,486)
							($160,946)	($160,946)

The following are abbreviations for the table above:
GBP	Pound Sterling	HIBOR	Hong Kong Interbank Offered Rate
HKD	Hong Kong Dollar	JIBAR	Johannesburg Interbank Agreed Rate
JPY	Japanese Yen	LIBOR	London Interbank Offered Rate
USD	U.S. Dollar	SAFEX	South African Futures Exchange
ZAR	South African Rand	SIBOR	Singapore Interbank Offered Rate
BBA	The British Bankers' Association

Variance Swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset

       16

with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

During the period ended January 31, 2017, the fund used variance swaps to maintain diversity and liquidity of the fund and to manage against anticipated changes in securities markets/volatility. The following table summarizes the variance swap contracts held as of January 31, 2017.

Counterparty	Reference Entity	Currency	Notional Amount	USD Notional Amount	Pay/ Receive Variance	Maturity Date	Volatility Strike Price	Unrealized Appreciation (Depreciation)	Market Value
Societe Generale Paris	Russell 2000	USD	39,300	$39,300	Receive	Dec 2017	25.20%	($161,324)	($161,324)
Societe Generale Paris	S&P 500 Index	USD	39,300	39,300	Pay	Dec 2017	21.70%	206,736	206,736
				$78,600				$45,412	$45,412

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The fund used inflation swaps during the period ended January 31, 2017 to manage duration of the fund, maintain diversity and liquidity of the fund and manage against anticipated changes in inflation. The following table summarizes the inflation swap contracts held as of January 31, 2017:

Counterparty	Notional amount	Currency	Payments made by fund	Payments received by fund	Maturity date	Unrealized appreciation (depreciation)	Market value
Morgan Stanley & Co., Inc.	$9,440,000	USD	USD - Non-Revised CPI	Fixed 1.490%	Sep 2021	($342,615)	($342,615)
Morgan Stanley & Co., Inc.	1,370,000	USD	Fixed 1.8975%	USD - Non-Revised CPI	Sep 2046	185,636	185,636
Morgan Stanley & Co., Inc.	1,760,000	USD	USD - Non-Revised CPI	Fixed 2.010%	Nov 2021	(14,938)	(14,938)
Morgan Stanley & Co., Inc.	9,420,000	USD	USD - Non-Revised CPI	Fixed 2.010%	Nov 2021	(79,950)	(79,950)
Morgan Stanley & Co., Inc.	1,590,000	USD	Fixed 2.339%	USD - Non-Revised CPI	Nov 2046	29,702	29,702
Morgan Stanley & Co., Inc.	1,760,000	USD	Fixed 2.339%	USD - Non-Revised CPI	Nov 2046	32,878	32,878
	$25,340,000					($189,287)	($189,287)

The following is abbreviation for the table above:
CPI	Consumer Price Index

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       17

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	462Q1	01/17
This report is for the information of the shareholders of John Hancock Global Focused Strategies Fund.		3/17

John Hancock

ESG All Cap Core Fund

Quarterly portfolio holdings 1/31/17

Fund's investmentsESG All Cap Core Fund

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 97.1%		$16,363,923
(Cost $15,351,529)
Consumer discretionary 12.4%		2,094,797
Auto components 1.3%
BorgWarner, Inc.	5,239	213,908
Hotels, restaurants and leisure 2.3%
Panera Bread Company, Class A (I)	1,155	241,464
Starbucks Corp.	2,631	145,284
Household durables 1.2%
Newell Brands, Inc.	4,500	212,985
Internet and direct marketing retail 1.0%
The Priceline Group, Inc. (I)	113	177,990
Media 1.3%
Omnicom Group, Inc.	2,500	214,125
Multiline retail 1.5%
Target Corp.	3,841	247,668
Specialty retail 3.1%
The Home Depot, Inc.	2,142	294,696
The TJX Companies, Inc.	3,084	231,053
Textiles, apparel and luxury goods 0.7%
VF Corp.	2,246	115,624
Consumer staples 7.8%		1,310,678
Food and staples retailing 4.0%
Costco Wholesale Corp.	892	146,243
CVS Health Corp.	2,164	170,545
United Natural Foods, Inc. (I)	4,106	187,644
Whole Foods Market, Inc.	5,406	163,369
Food products 1.4%
McCormick & Company, Inc.	2,467	235,722
Household products 1.5%
The Procter & Gamble Company	2,872	251,587
Personal products 0.9%
Unilever NV	3,827	155,568
Energy 5.7%		957,518
Energy equipment and services 0.3%
National Oilwell Varco, Inc.	1,187	44,880
Oil, gas and consumable fuels 5.4%
Apache Corp.	2,875	171,983
EOG Resources, Inc.	3,027	307,481
Hess Corp.	1,868	101,208
Marathon Petroleum Corp.	2,149	103,259
ONEOK, Inc.	4,150	228,707
Financials 15.1%		2,542,665
Banks 8.8%
Bank of America Corp.	17,130	387,823
East West Bancorp, Inc.	4,987	256,531
First Republic Bank	2,676	252,427
KeyCorp	15,157	272,371

2SEE NOTES TO FUND'S INVESTMENTS

ESG All Cap Core Fund

	Shares	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc.	2,574	$310,064
Capital markets 1.3%
Stifel Financial Corp. (I)	4,393	221,100
Insurance 5.0%
Aflac, Inc.	3,000	209,970
Chubb, Ltd.	2,065	271,527
Reinsurance Group of America, Inc.	2,876	360,852
Health care 13.9%		2,344,159
Biotechnology 2.0%
Celgene Corp. (I)	2,211	256,808
Five Prime Therapeutics, Inc. (I)	1,693	77,556
Health care equipment and supplies 4.3%
DENTSPLY SIRONA, Inc.	2,810	159,327
Hologic, Inc. (I)	4,918	199,327
Medtronic PLC	2,037	154,853
Zimmer Biomet Holdings, Inc.	1,773	209,799
Health care providers and services 3.3%
Cigna Corp.	2,760	403,567
Quest Diagnostics, Inc.	1,715	157,643
Health care technology 1.1%
Cerner Corp. (I)	3,412	183,259
Pharmaceuticals 3.2%
Johnson & Johnson	1,868	211,551
Merck & Company, Inc.	5,331	330,469
Industrials 10.8%		1,815,880
Aerospace and defense 1.1%
Hexcel Corp.	3,490	179,212
Building products 1.2%
Johnson Controls International PLC	4,730	208,025
Commercial services and supplies 0.7%
Interface, Inc.	6,439	117,190
Construction and engineering 1.3%
Quanta Services, Inc. (I)	6,130	220,006
Electrical equipment 2.1%
Acuity Brands, Inc.	547	113,355
Eaton Corp. PLC	3,436	243,200
Machinery 3.3%
Wabtec Corp.	2,972	257,494
Xylem, Inc.	5,900	290,929
Road and rail 1.1%
JB Hunt Transport Services, Inc.	1,882	186,469
Information technology 20.2%		3,414,003
Communications equipment 4.1%
Cisco Systems, Inc.	6,180	189,850
F5 Networks, Inc. (I)	1,763	236,295
Palo Alto Networks, Inc. (I)	1,792	264,428

SEE NOTES TO FUND'S INVESTMENTS3

ESG All Cap Core Fund

			Shares	Value
Information technology (continued)
Internet software and services 3.1%
	Alphabet, Inc., Class A (I)		633	$519,180
IT services 1.6%
	PayPal Holdings, Inc. (I)		6,880	273,686
Semiconductors and semiconductor equipment 4.3%
	First Solar, Inc. (I)		2,831	88,299
	Maxim Integrated Products, Inc.		5,256	233,787
	NXP Semiconductors NV (I)		2,648	259,107
	Xilinx, Inc.		2,404	139,913
Software 7.1%
	Adobe Systems, Inc. (I)		1,722	195,240
	ANSYS, Inc. (I)		2,219	206,944
	Citrix Systems, Inc. (I)		2,408	219,586
	Microsoft Corp.		5,317	343,744
	salesforce.com, Inc. (I)		3,084	243,944
Materials 3.1%				519,188
Chemicals 1.4%
	Ecolab, Inc.		1,924	231,130
Containers and packaging 1.7%
	Owens-Illinois, Inc. (I)		9,026	170,591
	Sealed Air Corp.		2,422	117,467
Real estate 2.8%				475,595
Equity real estate investment trusts 2.8%
	AvalonBay Communities, Inc.		1,341	232,409
	Federal Realty Investment Trust		913	128,213
	HCP, Inc.		3,792	114,973
Telecommunication services 2.6%				432,734
Diversified telecommunication services 2.6%
	SBA Communications Corp. (I)		1,953	205,573
	Verizon Communications, Inc.		4,635	227,161
Utilities 2.7%				456,706
Multi-utilities 0.9%
	National Grid PLC, ADR		2,719	158,980
Water utilities 1.8%
	American Water Works Company, Inc.		4,054	297,726
	Yield (%)		Shares	Value
Short-term investments 2.4%				$407,479
(Cost $407,479)
Money market funds 2.4%				407,479
Federated Government Obligations Fund, Institutional Class	0.2600(Y	)	407,479	407,479
Total investments (Cost $15,759,008)† 99.5%				$16,771,402
Other assets and liabilities, net 0.5%				$76,305
Total net assets 100.0%				$16,847,707

4SEE NOTES TO FUND'S INVESTMENTS

ESG All Cap Core Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $15,759,008. Net unrealized appreciation aggregated to $1,012,394, of which $1,460,585 related to appreciated investment securities and $448,191 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	466Q1	01/17
This report is for the information of the shareholders of John Hancock ESG All Cap Core Fund.		3/17

John Hancock

ESG Large Cap Core Fund

Quarterly portfolio holdings 1/31/17

Fund's investmentsESG Large Cap Core Fund

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 96.9%		$16,177,385
(Cost $15,214,469)
Consumer discretionary 11.6%		1,944,398
Auto components 0.6%
BorgWarner, Inc.	2,693	109,955
Hotels, restaurants and leisure 1.4%
Panera Bread Company, Class A (I)	532	111,220
Starbucks Corp.	2,118	116,956
Household durables 1.3%
Newell Brands, Inc.	4,611	218,239
Internet and direct marketing retail 1.1%
The Priceline Group, Inc. (I)	113	177,990
Media 3.3%
Discovery Communications, Inc., Series A (I)	6,353	180,108
Omnicom Group, Inc.	1,261	108,005
Time Warner, Inc.	2,784	269,630
Multiline retail 1.3%
Target Corp.	3,393	218,781
Specialty retail 1.9%
The Home Depot, Inc.	1,219	167,710
The TJX Companies, Inc.	1,942	145,495
Textiles, apparel and luxury goods 0.7%
VF Corp.	2,337	120,309
Consumer staples 9.5%		1,581,193
Food and staples retailing 4.1%
Costco Wholesale Corp.	1,034	169,524
CVS Health Corp.	1,842	145,168
United Natural Foods, Inc. (I)	5,170	236,269
Whole Foods Market, Inc.	4,103	123,993
Food products 1.3%
McCormick & Company, Inc.	2,323	221,963
Household products 2.3%
The Procter & Gamble Company	4,377	383,425
Personal products 1.8%
Unilever NV	7,401	300,851
Energy 6.2%		1,040,287
Oil, gas and consumable fuels 6.2%
Apache Corp.	4,129	246,997
EOG Resources, Inc.	3,591	364,774
Hess Corp.	2,317	125,535
Marathon Petroleum Corp.	4,584	220,261
ONEOK, Inc.	1,501	82,720
Financials 13.1%		2,187,845
Banks 8.0%
Bank of America Corp.	14,583	330,159
Fifth Third Bancorp	8,459	220,780
KeyCorp	14,710	264,339
The PNC Financial Services Group, Inc.	2,280	274,649
Webster Financial Corp.	4,584	240,752

2SEE NOTES TO FUND'S INVESTMENTS

ESG Large Cap Core Fund

	Shares	Value
Financials (continued)
Insurance 5.1%
Aflac, Inc.	3,159	$221,098
Chubb, Ltd.	3,053	401,439
Reinsurance Group of America, Inc.	1,870	234,629
Health care 14.9%		2,483,751
Biotechnology 3.9%
Biogen, Inc. (I)	524	145,274
Celgene Corp. (I)	1,976	229,512
Gilead Sciences, Inc.	1,955	141,640
Shire PLC, ADR	808	135,590
Health care equipment and supplies 4.2%
Becton, Dickinson and Company	843	149,455
Hologic, Inc. (I)	2,841	115,146
Medtronic PLC	2,543	193,319
Zimmer Biomet Holdings, Inc.	2,026	239,737
Health care providers and services 3.9%
Cigna Corp.	2,755	402,836
Quest Diagnostics, Inc.	2,755	253,240
Pharmaceuticals 2.9%
Johnson & Johnson	1,410	159,683
Merck & Company, Inc.	5,135	318,319
Industrials 9.4%		1,566,161
Air freight and logistics 1.4%
United Parcel Service, Inc., Class B	2,039	222,516
Building products 1.4%
Johnson Controls International PLC	5,283	232,346
Electrical equipment 2.9%
Acuity Brands, Inc.	602	124,752
Eaton Corp. PLC	5,135	363,455
Machinery 1.7%
Wabtec Corp.	1,509	130,740
Xylem, Inc.	3,209	158,236
Professional services 0.7%
Verisk Analytics, Inc. (I)	1,367	112,969
Road and rail 1.3%
JB Hunt Transport Services, Inc.	2,232	221,147
Information technology 22.1%		3,684,592
Communications equipment 4.6%
Cisco Systems, Inc.	11,254	345,723
F5 Networks, Inc. (I)	1,608	215,520
Palo Alto Networks, Inc. (I)	1,395	205,846
Internet software and services 4.0%
Alphabet, Inc., Class A (I)	815	668,455
IT services 3.3%
Mastercard, Inc., Class A	2,833	301,233
PayPal Holdings, Inc. (I)	6,238	248,148
Semiconductors and semiconductor equipment 3.5%
Analog Devices, Inc.	1,999	149,805

SEE NOTES TO FUND'S INVESTMENTS3

ESG Large Cap Core Fund

			Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
	First Solar, Inc. (I)		1,205	$37,584
	NXP Semiconductors NV (I)		2,354	230,337
	Xilinx, Inc.		2,911	169,420
Software 5.8%
	Adobe Systems, Inc. (I)		1,467	166,328
	Autodesk, Inc. (I)		2,104	171,139
	Citrix Systems, Inc. (I)		2,062	188,034
	Microsoft Corp.		6,912	446,861
Technology hardware, storage and peripherals 0.9%
	Apple, Inc.		1,155	140,159
Materials 1.7%				276,615
Chemicals 0.9%
	Ecolab, Inc.		1,282	154,007
Containers and packaging 0.8%
	Sealed Air Corp.		2,528	122,608
Real estate 3.3%				555,323
Equity real estate investment trusts 3.3%
	AvalonBay Communities, Inc.		942	163,258
	Federal Realty Investment Trust		1,466	205,870
	HCP, Inc.		6,141	186,195
Telecommunication services 2.2%				369,339
Diversified telecommunication services 2.2%
	Verizon Communications, Inc.		7,536	369,339
Utilities 2.9%				487,881
Multi-utilities 0.9%
	National Grid PLC, ADR		2,535	148,221
Water utilities 2.0%
	American Water Works Company, Inc.		4,625	339,660
	Yield (%)		Shares	Value
Short-term investments 2.8%				$462,695
(Cost $462,695)
Money market funds 2.8%				462,695
Federated Government Obligations Fund, Institutional Class	0.2600(Y	)	462,695	462,695
Total investments (Cost $15,677,164)† 99.7%				$16,640,080
Other assets and liabilities, net 0.3%				$53,466
Total net assets 100.0%				$16,693,546

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $15,677,164. Net unrealized appreciation aggregated to $962,916, of which $1,412,554 related to appreciated investment securities and $449,638 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	467Q1	01/17
This report is for the information of the shareholders of John Hancock ESG Large Cap Core Fund.		3/17

John Hancock

ESG International Equity Fund

Quarterly portfolio holdings 1/31/17

Fund's investmentsESG International Equity Fund

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 96.7%		$15,279,942
(Cost $14,467,712)
Australia 1.4%		217,438
Origin Energy, Ltd.	40,550	217,438
Brazil 1.3%		202,069
Itau Unibanco Holding SA, ADR	17,110	202,069
Canada 3.5%		555,392
Canadian Pacific Railway, Ltd.	1,700	256,938
The Toronto-Dominion Bank	5,765	298,454
China 5.3%		834,469
Alibaba Group Holding, Ltd., ADR (I)	3,020	305,956
BYD Company, Ltd., H Shares	28,500	157,658
Hengan International Group Company, Ltd.	26,500	216,962
Ping An Insurance Group Company of China, Ltd., H Shares	30,000	153,893
Denmark 1.9%		295,071
Novozymes A/S, B Shares	4,460	173,851
Pandora A/S	925	121,220
Finland 1.4%		225,061
Sampo OYJ, A Shares	4,860	225,061
France 5.4%		848,184
Air Liquide SA	1,550	167,345
AXA SA	7,745	190,352
JCDecaux SA (I)	7,100	227,290
Schneider Electric SE	2,175	155,631
Veolia Environnement SA	6,315	107,566
Germany 6.3%		989,908
Bayerische Motoren Werke AG	2,380	217,319
Deutsche Telekom AG	13,095	229,256
ProSiebenSat.1 Media SE	6,570	279,498
SAP SE	2,885	263,835
Hong Kong 2.8%		440,763
AIA Group, Ltd.	37,800	234,033
Hang Lung Properties, Ltd.	84,000	206,730
India 2.3%		365,539
HDFC Bank, Ltd., ADR	3,615	249,182
Infosys, Ltd., ADR	8,450	116,357
Indonesia 3.0%		469,811
Bank Rakyat Indonesia Persero Tbk PT	362,500	318,309
Kalbe Farma Tbk PT	1,393,900	151,502
Israel 1.8%		284,458
Check Point Software Technologies, Ltd. (I)	2,880	284,458
Japan 16.9%		2,671,539
Astellas Pharma, Inc.	18,900	253,672
Daikin Industries, Ltd.	3,300	327,566
Hoya Corp.	9,500	414,076
Keyence Corp.	520	201,951

2SEE NOTES TO FUND'S INVESTMENTS

ESG International Equity Fund

	Shares	Value
Japan (continued)
Kubota Corp.	13,100	$208,254
Mitsubishi UFJ Financial Group, Inc.	34,800	222,843
ORIX Corp.	16,800	253,466
Panasonic Corp.	18,800	195,613
Rakuten, Inc.	20,300	202,639
Shimano, Inc.	1,100	173,456
Shiseido Company, Ltd.	7,800	218,003
Mexico 1.2%		188,843
Grupo Financiero Banorte SAB de CV, Series O	39,400	188,843
Netherlands 3.8%		607,911
Akzo Nobel NV	3,230	219,206
ASML Holding NV	1,680	203,993
Koninklijke Philips NV	6,295	184,712
Norway 1.2%		184,700
Statoil ASA	9,905	184,700
Russia 1.1%		172,740
Yandex NV, Class A (I)	7,465	172,740
Singapore 1.5%		235,348
Singapore Telecommunications, Ltd.	85,600	235,348
South Africa 1.8%		285,168
Naspers, Ltd., N Shares	1,790	285,168
South Korea 4.4%		697,966
Coway Company, Ltd.	1,945	146,261
LG Household & Health Care, Ltd.	210	158,797
NAVER Corp.	250	163,303
Samsung Electronics Company, Ltd.	135	229,605
Spain 4.7%		744,209
EDP Renovaveis SA	24,650	158,362
Gamesa Corporacion Tecnologica SA	7,365	154,875
Melia Hotels International SA	18,835	242,217
Repsol SA	12,735	188,755
Sweden 2.7%		433,352
Atlas Copco AB, B Shares	7,185	208,376
Svenska Handelsbanken AB, A Shares	15,070	224,976
Switzerland 7.9%		1,248,774
Julius Baer Group, Ltd. (I)	4,950	232,703
Novartis AG	3,990	294,572
Roche Holding AG	1,305	309,218
Sunrise Communications Group AG (I)(S)	2,085	141,335
Wolseley PLC	4,375	270,946
Taiwan 1.6%		250,526
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	8,105	250,526
Thailand 1.6%		261,675
Kasikornbank PCL	49,100	261,675
United Kingdom 9.9%		1,569,028
Barclays PLC	92,165	255,788

SEE NOTES TO FUND'S INVESTMENTS3

ESG International Equity Fund

			Shares	Value
United Kingdom (continued)
	BT Group PLC		24,810	$95,147
	Croda International PLC		5,430	229,294
	National Grid PLC		11,170	130,837
	Reckitt Benckiser Group PLC		1,755	150,589
	Smith & Nephew PLC		13,445	201,133
	Spirax-Sarco Engineering PLC		3,600	195,535
	Unilever NV		7,660	310,705
Preferred securities 1.9%				$293,588
(Cost $278,710)
Germany 1.9%				293,588
	Henkel AG & Company KGaA		2,405	293,588
	Yield (%)		Shares	Value
Short-term investments 1.4%				$227,370
(Cost $227,370)
Money market funds 1.4%				227,370
JPMorgan U.S. Government Money Market Fund, Institutional Class	0.4600(Y	)	227,370	227,370
Total investments (Cost $14,973,792)† 100.0%				$15,800,900
Other assets and liabilities, net 0.0%				$747
Total net assets 100.0%				$15,801,647

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $14,973,792. Net unrealized appreciation aggregated to $827,108, of which $922,053 related to appreciated investment securities and $94,945 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 1-31-17.

Financials	22.4%
Consumer discretionary	14.2%
Information technology	13.9%
Industrials	12.4%
Health care	10.3%
Consumer staples	8.5%
Materials	5.0%
Telecommunication services	4.4%
Energy	3.7%
Utilities	2.5%
Real estate	1.3%
Short-term investments and other	1.4%
TOTAL	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2017, by major security category or type:

	Total value at 1-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$217,438	—	$217,438	—
Brazil	202,069	$202,069	—	—
Canada	555,392	555,392	—	—
China	834,469	305,956	528,513	—
Denmark	295,071	—	295,071	—
Finland	225,061	—	225,061	—
France	848,184	—	848,184	—
Germany	989,908	—	989,908	—
Hong Kong	440,763	—	440,763	—
India	365,539	365,539	—	—
Indonesia	469,811	—	469,811	—
Israel	284,458	284,458	—	—
Japan	2,671,539	—	2,671,539	—
Mexico	188,843	188,843	—	—
Netherlands	607,911	—	607,911	—
Norway	184,700	—	184,700	—
Russia	172,740	172,740	—	—
Singapore	235,348	—	235,348	—
South Africa	285,168	—	285,168	—
South Korea	697,966	—	697,966	—
Spain	744,209	—	744,209	—

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	Total value at 1-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Sweden	433,352	—	433,352	—
Switzerland	1,248,774	—	1,248,774	—
Taiwan	250,526	250,526	—	—
Thailand	261,675	—	261,675	—
United Kingdom	1,569,028	—	1,569,028	—
Preferred securities	293,588	—	293,588	—
Short-term investments	227,370	227,370	—	—
Total investments in securities	$15,800,900	$2,552,893	$13,248,007	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	469Q1	01/17
This report is for the information of the shareholders of John Hancock ESG International Equity Fund.		3/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 17, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 17, 2017